UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund III
First Trust Horizon Managed Volatility Domestic ETF (HUSV)

First Trust Horizon Managed Volatility Developed International ETF (HDMV)

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)

Semi-Annual Report
For the Six Months Ended
January 31, 2022

First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2022

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
January 31, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the Managed Volatility Funds of First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six-month period ended January 31, 2022.
It is times like these that really test the resolve of investors. Since the start of November 2021, we have seen the major U.S. stock indices decline markedly from their all-time highs. Many pundits and experts are calling for additional near-term selling pressure due to robust inflation and the prospects for multiple interest rate hikes from the Federal Reserve (the “Fed”), with anticipation that rate increases could begin as early as March 2022. For the record, Brian Wesbury, Chief Economist at First Trust, has been steadfast in his belief that the Fed is already behind the curve with respect to inflation and interest rates, which means the Fed may have a little chasing to do at some point to deliver on its mandate of price stability. In January 2022, the Consumer Price Index stood at 7.5% on a trailing 12-month basis, the highest it has been since 1982, according to the U.S. Bureau of Labor Statistics (“BLS”). The spike in inflation over the past year is primarily rooted in a massive increase in the U.S. money supply, in my opinion. It was brought to bear to mitigate the economic fallout from the coronavirus (“COVID-19”) pandemic. The disruption of the global supply chain and the overall lack of goods available for consumption are also contributing to the spike in inflation, and both happen to be collateral damage from the pandemic. Remember, the definition of inflation is “too many dollars chasing too few goods.” This is the climate we are in today.
It has been roughly two years since the onset of the COVID-19 pandemic and we are still battling this stubborn virus. There is, however, some good news to report. Despite the recommendation from the Centers for Disease Control and Prevention that masks continue to be worn indoors, as of mid-February 2022, many states had terminated their divisive mask mandates, and more could do so soon. Providing that the number of cases continues to shrink in the U.S., and we do not encounter any other significant variants like Omicron, we could attempt another run at fully reopening the U.S. economy (such an attempt was made in 2021 prior to the onset of the Omicron variant). Reopening the economy could prove to be a positive, and much needed, influence on getting more people back to work. This is especially relevant for those parents staying at home due to a shortage of daycare services or for those with children still e-learning. The U.S. finished 2021 with 10.9 million job openings, well above the 10-year average of 6.0 million, according to the BLS.
Lastly, we believe that politics, both domestic and foreign, could influence the markets in 2022. The most pressing issue currently is the conflict between Russia and Ukraine. The prevailing concern is that a Russian invasion could boost uncertainty and increase volatility in the markets, particularly the energy market. A war could conceivably push the price of oil higher, putting additional strain on inflation. On the domestic front, as it stands, the Biden Administration’s Build Back Better Act does not have the support of enough Democrats in the Senate to pass. It included substantial tax hikes primarily targeting the wealthy to pay for the nearly $2 trillion price tag. At best, the hope is to split it up into smaller bills to see if pieces of it can pass. That leads us to the second domestic political issue: the midterm elections in November 2022. If the Republicans can win back control of the House and the Senate, I would expect gridlock to persist throughout the last two years of President Joe Biden’s term. The good news is that gridlock is a normal byproduct of our system of checks and balances. The markets have experienced it, and investors have navigated it, plenty of times. The bottom line is that we need to reopen the economy and get people back to work. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
The investment objective of First Trust Horizon Managed Volatility Domestic ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol “HUSV”. The first day of secondary market trading in shares of the Fund was August 25, 2016.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 1/31/22	1 Year Ended 1/31/22	5 Years Ended 1/31/22	Inception (8/24/16) to 1/31/22	5 Years Ended 1/31/22	Inception (8/24/16) to 1/31/22
Fund Performance
NAV	3.69%	24.31%	12.50%	11.85%	80.20%	83.83%
Market Price	3.63%	24.33%	12.49%	11.83%	80.10%	83.72%
Index Performance
S&P 500® Index	3.44%	23.29%	16.78%	16.50%	117.21%	129.48%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Domestic ETF (HUSV) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	17.5%
Information Technology	15.8
Industrials	13.7
Utilities	13.5
Health Care	11.1
Financials	10.1
Consumer Discretionary	6.9
Real Estate	4.4
Communication Services	3.6
Materials	3.4
Total	100.0%
Top Ten Holdings	% of Total Investments
McDonald’s Corp.	2.5%
PepsiCo, Inc.	2.5
Procter & Gamble (The) Co.	2.4
Johnson & Johnson	2.4
Coca-Cola (The) Co.	2.4
Mondelez International, Inc., Class A	2.3
Cisco Systems, Inc.	2.3
Verizon Communications, Inc.	2.3
Colgate-Palmolive Co.	2.2
Berkshire Hathaway, Inc., Class B	2.2
Total	23.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
The investment objective of First Trust Horizon Managed Volatility Developed International ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The term “developed market companies” means those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) with a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. The Sub-Advisor considers Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States to be developed market countries. However, this list may change in response to market and geopolitical events. Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its net assets in countries other than the United States. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol “HDMV”. The first day of secondary market trading in shares of the Fund was August 25, 2016.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 1/31/22	1 Year Ended 1/31/22	5 Years Ended 1/31/22	Inception (8/24/16) to 1/31/22	5 Years Ended 1/31/22	Inception (8/24/16) to 1/31/22
Fund Performance
NAV	-2.09%	5.73%	4.60%	3.50%	25.24%	20.60%
Market Price	-2.08%	6.01%	4.50%	3.52%	24.59%	20.72%
Index Performance
MSCI EAFE Index	-3.43%	7.03%	7.85%	7.59%	45.92%	48.88%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Developed International ETF (HDMV) (Continued)
Sector Allocation	% of Total Investments
Financials	21.4%
Consumer Staples	17.0
Utilities	15.0
Industrials	13.1
Communication Services	10.6
Health Care	5.7
Real Estate	5.7
Materials	4.5
Consumer Discretionary	4.1
Information Technology	1.9
Energy	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
CLP Holdings, Ltd.	2.0%
McDonald’s Holdings Co., Japan Ltd.	1.9
Nestle S.A.	1.9
Swisscom AG	1.8
Power Assets Holdings Ltd.	1.5
Novartis AG	1.5
Softbank Corp.	1.4
MTR Corp., Ltd.	1.4
National Grid PLC	1.4
Orange S.A.	1.4
Total	16.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
The investment objective of First Trust Horizon Managed Volatility Small/Mid ETF (the “Fund”) is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in small- and/or mid-capitalization common stocks listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol “HSMV”. The first day of secondary market trading in shares of the Fund was April 7, 2020.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/22	1 Year Ended 1/31/22	Inception (4/6/20) to 1/31/22	Inception (4/6/20) to 1/31/22
Fund Performance
NAV	-0.91%	16.74%	28.20%	57.24%
Market Price	-0.75%	16.93%	28.29%	57.43%
Index Performance
S&P 1000® Index	-2.08%	12.98%	42.20%	89.92%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV) (Continued)
Sector Allocation	% of Total Investments
Industrials	20.0%
Real Estate	17.4
Financials	15.5
Information Technology	10.0
Health Care	9.5
Consumer Discretionary	8.6
Consumer Staples	6.1
Materials	5.9
Utilities	5.7
Communication Services	1.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Allscripts Healthcare Solutions, Inc.	0.8%
OGE Energy Corp.	0.7
Flowers Foods, Inc.	0.7
Silgan Holdings, Inc.	0.7
Medical Properties Trust, Inc.	0.7
IDACORP, Inc.	0.7
Viavi Solutions, Inc.	0.7
Rexford Industrial Realty, Inc.	0.7
Omega Healthcare Investors, Inc.	0.7
Life Storage, Inc.	0.6
Total	7.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2022 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Horizon Managed Volatility Domestic ETF (“HUSV”), the First Trust Horizon Managed Volatility Developed International ETF (“HDMV”), and the First Trust Horizon Managed Volatility Small/Mid ETF (“HSMV”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) serves as the investment sub-advisor to the Funds.
Portfolio Management Team
The following persons serve as portfolio managers of the Funds:
Michael Dickson, PhD, Portfolio Manager of Horizon
Scott Ladner, Portfolio Manager of Horizon
Steven Clark, PhD, Portfolio Manager of Horizon
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. Each portfolio manager has served as part of the portfolio management team of the Funds since each Fund’s inception.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
January 31, 2022 (Unaudited)
As a shareholder of First Trust Horizon Managed Volatility Domestic ETF, First Trust Horizon Managed Volatility Developed International ETF or First Trust Horizon Managed Volatility Small/Mid ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2022.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Actual	$1,000.00	$1,036.90	0.70%	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Actual	$1,000.00	$979.10	0.80%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Actual	$1,000.00	$990.90	0.80%	$4.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2021 through January 31, 2022), multiplied by 184/365 (to reflect the six-month period).

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.4%
	Aerospace & Defense – 4.1%
8,630	General Dynamics Corp.	$1,830,423
4,970	Lockheed Martin Corp.	1,933,976
3,971	Northrop Grumman Corp.	1,468,873
		5,233,272
	Beverages – 4.9%
50,522	Coca-Cola (The) Co.	3,082,347
18,239	PepsiCo, Inc.	3,164,832
		6,247,179
	Biotechnology – 2.2%
5,747	Amgen, Inc.	1,305,374
22,324	Gilead Sciences, Inc.	1,533,212
		2,838,586
	Capital Markets – 2.4%
13,434	Intercontinental Exchange, Inc.	1,701,551
7,659	Nasdaq, Inc.	1,372,569
		3,074,120
	Chemicals – 1.4%
2,679	Linde PLC	853,744
3,404	Sherwin-Williams (The) Co.	975,280
		1,829,024
	Commercial Services & Supplies – 3.7%
16,897	Republic Services, Inc.	2,157,071
16,602	Waste Management, Inc.	2,497,605
		4,654,676
	Communications Equipment – 4.0%
52,351	Cisco Systems, Inc.	2,914,380
9,643	Motorola Solutions, Inc.	2,236,598
		5,150,978
	Containers & Packaging – 2.0%
110,300	Amcor PLC	1,324,703
17,591	Sealed Air Corp.	1,194,781
		2,519,484
	Diversified Financial Services – 2.2%
8,838	Berkshire Hathaway, Inc., Class B (a)	2,766,471
	Diversified Telecommunication Services – 3.6%
68,315	AT&T, Inc.	1,742,032
54,224	Verizon Communications, Inc.	2,886,344
		4,628,376
	Electric Utilities – 6.8%
14,610	Alliant Energy Corp.	874,555
Shares	Description	Value

	Electric Utilities (Continued)
18,426	American Electric Power Co., Inc.	$1,665,710
16,924	Duke Energy Corp.	1,778,035
15,679	Evergy, Inc.	1,018,508
36,526	Southern (The) Co.	2,538,192
12,413	Xcel Energy, Inc.	864,690
		8,739,690
	Electrical Equipment – 1.0%
9,672	AMETEK, Inc.	1,322,839
	Electronic Equipment, Instruments & Components – 1.9%
29,976	Amphenol Corp., Class A	2,385,790
	Food & Staples Retailing – 1.9%
1,926	Costco Wholesale Corp.	972,880
10,311	Walmart, Inc.	1,441,581
		2,414,461
	Food Products – 4.2%
10,230	Hershey (The) Co.	2,016,026
5,033	Kellogg Co.	317,079
44,656	Mondelez International, Inc., Class A	2,993,292
		5,326,397
	Health Care Equipment & Supplies – 2.3%
19,216	Baxter International, Inc.	1,641,815
5,258	Becton Dickinson and Co.	1,336,268
		2,978,083
	Health Care Providers & Services – 2.0%
4,111	Laboratory Corp of America Holdings (a)	1,115,561
10,650	Quest Diagnostics, Inc.	1,437,963
		2,553,524
	Hotels, Restaurants & Leisure – 3.8%
12,391	McDonald’s Corp.	3,214,845
12,947	Yum! Brands, Inc.	1,620,576
		4,835,421
	Household Products – 6.0%
6,731	Church & Dwight Co., Inc.	690,937
34,636	Colgate-Palmolive Co.	2,855,738
6,911	Kimberly-Clark Corp.	951,299
19,291	Procter & Gamble (The) Co.	3,095,241
		7,593,215

See Notes to Financial Statements

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates – 2.5%
8,420	3M Co.	$1,397,888
4,163	Roper Technologies, Inc.	1,819,897
		3,217,785
	Insurance – 5.5%
8,607	Allstate (The) Corp.	1,038,607
10,084	Arthur J. Gallagher & Co.	1,592,667
6,687	Assurant, Inc.	1,019,834
15,168	Marsh & McLennan Cos., Inc.	2,330,412
9,837	Progressive (The) Corp.	1,068,888
		7,050,408
	IT Services – 9.9%
7,461	Accenture PLC, Class A	2,638,061
11,414	Automatic Data Processing, Inc.	2,353,224
14,918	Broadridge Financial Solutions, Inc.	2,375,244
23,357	Paychex, Inc.	2,750,520
11,346	VeriSign, Inc. (a)	2,464,124
		12,581,173
	Life Sciences Tools & Services – 0.8%
7,640	Agilent Technologies, Inc.	1,064,405
	Machinery – 1.5%
8,309	Illinois Tool Works, Inc.	1,943,641
	Multiline Retail – 1.0%
6,302	Dollar General Corp.	1,313,841
	Multi-Utilities – 6.6%
16,590	Ameren Corp.	1,472,197
16,743	CMS Energy Corp.	1,077,914
12,773	Consolidated Edison, Inc.	1,104,226
10,971	Dominion Energy, Inc.	884,921
12,876	DTE Energy Co.	1,550,657
49,179	NiSource, Inc.	1,435,043
14,016	Public Service Enterprise Group, Inc.	932,484
		8,457,442
	Pharmaceuticals – 3.7%
25,162	Bristol-Myers Squibb Co.	1,632,762
17,902	Johnson & Johnson	3,084,336
		4,717,098
	Specialty Retail – 2.0%
3,704	Home Depot (The), Inc.	1,359,294
1,842	O’Reilly Automotive, Inc. (a)	1,200,523
		2,559,817
	Tobacco – 0.6%
7,246	Philip Morris International, Inc.	745,251
Shares	Description	Value

	Trading Companies & Distributors – 0.9%
19,632	Fastenal Co.	$1,112,742
	Total Common Stocks	121,855,189
	(Cost $108,197,359)
REAL ESTATE INVESTMENT TRUSTS – 4.4%
	Equity Real Estate Investment Trusts – 4.4%
6,607	Alexandria Real Estate Equities, Inc.	1,287,308
5,005	American Tower Corp.	1,258,757
6,592	AvalonBay Communities, Inc.	1,609,964
6,779	Mid-America Apartment Communities, Inc.	1,401,084
	Total Real Estate Investment Trusts	5,557,113
	(Cost $5,430,899)
	Total Investments – 99.8%	127,412,302
	(Cost $113,628,258)
	Net Other Assets and Liabilities – 0.2%	262,399
	Net Assets – 100.0%	$127,674,701

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 121,855,189	$ 121,855,189	$ —	$ —
Real Estate Investment Trusts*	5,557,113	5,557,113	—	—
Total Investments	$ 127,412,302	$ 127,412,302	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.1%
	Australia – 4.6%
5,868	ASX Ltd. (b)	$348,023
13,906	Australia & New Zealand Banking Group Ltd. (b)	262,808
38,812	Brambles Ltd. (b)	266,640
20,614	Coles Group Ltd. (b)	236,828
1,060	CSL Ltd. (b)	196,357
157,129	Medibank Pvt Ltd. (b)	344,312
10,479	National Australia Bank Ltd. (b)	202,197
5,083	Ramsay Health Care Ltd. (b)	226,783
8,955	Sonic Healthcare Ltd. (b)	241,161
106,856	Telstra Corp., Ltd. (b)	297,052
9,061	Wesfarmers Ltd. (b)	338,089
12,456	Westpac Banking Corp. (b)	179,652
11,738	Woolworths Group Ltd. (b)	286,342
		3,426,244
	Belgium – 1.6%
7,077	Etablissements Franz Colruyt N.V. (b)	287,466
8,147	Groupe Bruxelles Lambert S.A. (b)	874,196
		1,161,662
	Bermuda – 0.6%
67,083	CK Infrastructure Holdings Ltd. (b)	413,390
	Cayman Islands – 0.6%
65,334	CK Hutchison Holdings Ltd. (b)	464,350
	Denmark – 0.9%
1,534	Carlsberg A.S., Class B (b)	248,402
3,111	Novozymes A.S., Class B (b)	213,562
9,781	Tryg A.S. (b)	231,769
		693,733
	France – 10.9%
5,404	Air Liquide S.A. (b)	924,405
3,696	Amundi S.A. (b) (c) (d)	287,313
2,671	Arkema S.A. (b)	394,956
11,481	AXA S.A. (b)	363,615
11,607	Bouygues S.A. (b)	409,345
34,950	Bureau Veritas S.A. (b)	1,000,001
3,475	Danone S.A. (b)	216,670
1,486	EssilorLuxottica S.A. (b)	281,130
6,601	La Francaise des Jeux SAEM (b) (c) (d)	273,305
4,548	Legrand S.A. (b)	462,864
719	L’Oreal S.A. (b)	307,118
86,075	Orange S.A. (b)	1,011,162
2,470	Pernod Ricard S.A. (b)	528,331
1,512	Remy Cointreau S.A. (b)	315,302
7,605	Sanofi (b)	795,194
697	Teleperformance (b)	262,483
Shares	Description	Value

	France (Continued)
3,788	Thales S.A. (b)	$349,433
		8,182,627
	Germany – 8.4%
1,523	Allianz SE (b)	391,034
5,905	Beiersdorf AG (b)	587,332
3,436	Brenntag SE (b)	294,383
2,720	Deutsche Boerse AG (b)	483,487
30,788	Deutsche Telekom AG (b)	581,246
47,085	E.ON SE (b)	649,419
12,225	Evonik Industries AG (b)	398,825
2,250	Hannover Rueck SE (b)	453,920
12,626	Henkel AG & Co., KGaA (b)	997,593
2,378	LEG Immobilien SE (b)	315,462
2,762	Symrise AG (b)	330,057
9,215	Uniper SE (b)	416,977
6,110	Vonovia SE (b)	348,000
		6,247,735
	Hong Kong – 7.4%
162,666	BOC Hong Kong Holdings Ltd. (b)	628,109
150,035	CLP Holdings, Ltd. (b)	1,501,477
22,651	Hang Seng Bank Ltd. (b)	448,440
485,752	Hong Kong & China Gas Co., Ltd. (b)	748,669
192,649	MTR Corp., Ltd. (b)	1,042,776
185,546	Power Assets Holdings Ltd. (b)	1,140,108
		5,509,579
	Ireland – 0.3%
1,804	Kerry Group PLC, Class A (b)	227,300
	Israel – 0.9%
2,632	Check Point Software Technologies Ltd. (e)	318,498
8,567	Mizrahi Tefahot Bank Ltd. (b)	331,179
		649,677
	Italy – 2.9%
30,070	Assicurazioni Generali S.p.A. (b)	632,816
4,291	Recordati Industria Chimica e Farmaceutica S.p.A. (b)	240,384
146,120	Snam S.p.A. (b)	818,810
61,659	Terna-Rete Elettrica Nazionale S.p.A. (b)	484,480
		2,176,490
	Japan – 19.7%
29,600	Chubu Electric Power Co., Inc. (b)	296,471
41,200	Daiwa Securities Group, Inc. (b)	248,259
48,600	ENEOS Holdings, Inc. (b)	193,556
2,600	FUJIFILM Holdings Corp. (b)	174,294
5,900	Idemitsu Kosan Co., Ltd. (b)	151,168
10,600	ITOCHU Corp. (b)	340,540

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
32,500	Japan Post Bank Co., Ltd. (b)	$319,727
23,000	Japan Post Holdings Co., Ltd. (b)	196,317
29,200	Japan Tobacco, Inc. (b)	582,975
24,300	Kansai Electric Power (The) Co., Inc. (b)	229,371
7,100	Kao Corp. (b)	354,798
10,300	KDDI Corp. (b)	329,072
19,200	Kirin Holdings Co., Ltd. (b)	307,740
2,400	Kobayashi Pharmaceutical Co., Ltd. (b)	186,895
5,200	Lawson, Inc. (b)	227,911
13,000	Lion Corp. (b)	169,857
32,600	McDonald’s Holdings Co., Japan Ltd. (b)	1,423,656
10,200	Medipal Holdings Corp. (b)	183,550
7,200	MEIJI Holdings Co., Ltd. (b)	449,148
9,200	Mitsubishi Corp. (b)	312,362
16,700	Mitsubishi Estate Co., Ltd. (b)	240,521
38,700	Mitsubishi HC Capital, Inc. (b)	199,873
32,100	Mitsubishi UFJ Financial Group, Inc. (b)	194,567
20,200	Mizuho Financial Group, Inc. (b)	273,629
9,600	MS&AD Insurance Group Holdings, Inc. (b)	329,276
6,000	NH Foods Ltd. (b)	231,385
12,700	Nippon Telegraph & Telephone Corp. (b)	363,445
16,800	Nisshin Seifun Group, Inc. (b)	235,909
3,700	Nissin Foods Holdings Co., Ltd. (b)	262,451
16,000	Osaka Gas Co., Ltd. (b)	272,102
6,300	Otsuka Holdings Co., Ltd. (b)	214,939
53,600	Resona Holdings, Inc. (b)	230,343
5,100	Secom Co., Ltd. (b)	359,112
8,500	Sekisui House Ltd. (b)	172,211
33,500	Shizuoka Bank (The), Ltd. (b)	263,225
83,800	Softbank Corp. (b)	1,050,506
3,800	Sohgo Security Services Co., Ltd. (b)	137,817
5,500	Sompo Holdings, Inc. (b)	257,364
13,400	Sumitomo Corp. (b)	207,103
6,000	Sumitomo Mitsui Financial Group, Inc. (b)	216,126
6,300	Sumitomo Mitsui Trust Holdings, Inc. (b)	217,862
4,200	Taisho Pharmaceutical Holdings Co., Ltd. (b)	206,271
12,300	Takeda Pharmaceutical Co., Ltd. (b)	356,493
31,100	Tohoku Electric Power Co., Inc. (b)	219,065
3,400	Tokio Marine Holdings, Inc. (b)	202,891
11,700	Tokyo Gas Co., Ltd. (b)	236,243
11,900	Toyota Motor Corp. (b)	235,182
Shares	Description	Value

	Japan (Continued)
3,600	Trend Micro, Inc. (b)	$190,989
1,800	Tsuruha Holdings, Inc. (b)	144,980
9,200	USS Co., Ltd. (b)	150,150
48,200	Yamada Holdings Co., Ltd. (b)	162,668
		14,712,365
	Jersey – 0.5%
2,225	Ferguson PLC (b)	349,972
	Netherlands – 5.6%
3,240	Akzo Nobel N.V. (b)	335,365
30,948	Davide Campari-Milano N.V. (b)	388,561
4,352	Heineken Holding N.V. (b)	381,548
3,623	Heineken N.V. (b)	388,554
18,823	Koninklijke Ahold Delhaize N.V. (b)	610,329
2,239	Koninklijke DSM N.V. (b)	419,724
10,992	Koninklijke Vopak N.V. (b)	377,145
9,883	NN Group N.V. (b)	553,074
7,260	Wolters Kluwer N.V. (b)	738,913
		4,193,213
	New Zealand – 1.1%
293,205	Spark New Zealand Ltd. (b)	838,019
	Norway – 1.1%
43,466	Orkla ASA (b)	415,378
24,934	Telenor ASA (b)	412,073
		827,451
	Singapore – 6.1%
14,400	DBS Group Holdings Ltd. (b)	378,243
63,800	Oversea-Chinese Banking Corp., Ltd. (b)	593,868
60,600	Singapore Exchange Ltd. (b)	419,459
285,200	Singapore Technologies Engineering Ltd. (b)	792,702
291,400	Singapore Telecommunications Ltd. (b)	528,374
43,300	United Overseas Bank Ltd. (b)	967,697
82,500	UOL Group Ltd. (b)	447,395
35,900	Venture Corp. Ltd. (b)	470,353
		4,598,091
	Spain – 2.0%
27,580	Enagas S.A. (b)	596,336
17,600	Iberdrola S.A. (b)	201,785
8,254	Naturgy Energy Group S.A. (b)	261,341
23,415	Red Electrica Corp. S.A. (b)	472,005
		1,531,467
	Sweden – 3.3%
12,695	Essity AB, Class B (b)	357,877
5,393	Industrivarden AB, Class A (b)	170,483
6,153	Industrivarden AB, Class C (b)	191,116
9,298	Investor AB, Class B (b)	201,878

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden (Continued)
21,433	Svenska Handelsbanken AB, Class A (b)	$228,424
28,056	Swedish Match AB (b)	217,077
23,314	Tele2 AB, Class B (b)	339,220
197,123	Telia Co., AB (b)	776,940
		2,483,015
	Switzerland – 11.1%
4,099	Baloise Holding AG (b)	718,049
654	Geberit AG (b)	444,348
10,664	Nestle S.A. (b)	1,377,132
12,452	Novartis AG (b)	1,081,949
1,319	Roche Holding AG (b)	510,452
1,389	Schindler Holding AG (b)	348,617
724	Swiss Life Holding AG (b)	465,974
7,935	Swiss Prime Site AG (b)	784,585
4,213	Swiss Re AG (b)	459,039
2,272	Swisscom AG (b)	1,298,619
1,765	Zurich Insurance Group AG (b)	844,214
		8,332,978
	United Kingdom – 6.5%
8,786	Bunzl PLC (b)	329,097
2,713	Croda International PLC (b)	292,999
70,098	National Grid PLC (b)	1,025,739
9,254	RELX PLC (b)	284,657
39,674	Rentokil Initial PLC (b)	277,827
27,881	Sage Group (The) PLC (b)	272,453
11,304	Severn Trent PLC (b)	438,870
1,148	Spirax-Sarco Engineering PLC (b)	206,934
88,399	Tesco PLC (b)	355,070
13,803	Unilever PLC (b)	707,844
46,292	United Utilities Group PLC (b)	667,803
		4,859,293
	Total Common Stocks	71,878,651
	(Cost $70,667,118)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.8%
	France – 0.5%
3,061	Gecina S.A. (b)	415,354
	Hong Kong – 0.7%
57,850	Link REIT (b)	496,672
	Singapore – 1.6%
224,900	Ascendas Real Estate Investment Trust (b)	461,235
228,400	Mapletree Commercial Trust (b)	305,717
Shares	Description	Value

	Singapore (Continued)
331,943	Mapletree Logistics Trust (b)	$417,758
		1,184,710
	Total Real Estate Investment Trusts	2,096,736
	(Cost $2,293,879)
	Total Investments – 98.9%	73,975,387
	(Cost $72,960,997)
	Net Other Assets and Liabilities – 1.1%	817,561
	Net Assets – 100.0%	$74,792,948

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2022, securities noted as such are valued at $73,656,889 or 98.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Euro	32.6%
Japanese Yen	19.9
Swiss Franc	11.3
Hong Kong Dollar	9.3
Singapore Dollar	7.8
British Pound Sterling	7.1
Australian Dollar	4.6
Swedish Krona	3.4
New Zealand Dollar	1.1
Norwegian Krone	1.1
Danish Krone	0.9
Israeli Shekel	0.5
United States Dollar	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Israel	$ 649,677	$ 318,498	$ 331,179	$ —
Other Country Categories*	71,228,974	—	71,228,974	—
Real Estate Investment Trusts*	2,096,736	—	2,096,736	—
Total Investments	$ 73,975,387	$ 318,498	$ 73,656,889	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 80.6%
	Aerospace & Defense – 0.4%
1,037	Mercury Systems, Inc. (a)	$59,026
	Air Freight & Logistics – 0.3%
598	Atlas Air Worldwide Holdings, Inc. (a)	48,037
	Auto Components – 1.0%
2,492	Gentex Corp.	78,249
364	Lear Corp.	60,904
		139,153
	Banks – 3.4%
2,806	Associated Banc-Corp.	67,063
1,351	Bank OZK	63,294
1,316	Commerce Bancshares, Inc.	90,686
515	Cullen/Frost Bankers, Inc.	72,620
3,740	First Horizon Corp.	63,991
1,002	Prosperity Bancshares, Inc.	73,397
4,456	Valley National Bancorp	62,028
		493,079
	Biotechnology – 0.5%
326	United Therapeutics Corp. (a)	65,810
	Building Products – 1.7%
387	Carlisle Cos., Inc.	86,471
264	Lennox International, Inc.	74,876
616	Owens Corning	54,639
431	Trex Co., Inc. (a)	39,424
		255,410
	Capital Markets – 3.1%
324	Affiliated Managers Group, Inc.	47,372
458	Evercore, Inc., Class A	57,168
204	FactSet Research Systems, Inc.	86,066
1,428	Janus Henderson Group PLC	52,693
1,716	Jefferies Financial Group, Inc.	62,874
1,413	SEI Investments Co.	82,816
885	Stifel Financial Corp.	66,286
		455,275
	Chemicals – 2.2%
922	Ashland Global Holdings, Inc.	88,549
1,019	RPM International, Inc.	90,293
405	Scotts Miracle-Gro (The) Co.	61,236
2,722	Valvoline, Inc.	89,663
		329,741
	Commercial Services & Supplies – 2.5%
1,289	ABM Industries, Inc.	53,739
620	Clean Harbors, Inc. (a)	57,381
1,054	IAA, Inc. (a)	48,410
592	MSA Safety, Inc.	81,341
1,303	Stericycle, Inc. (a)	76,538
Shares	Description	Value

	Commercial Services & Supplies (Continued)
349	Tetra Tech, Inc.	$48,577
		365,986
	Communications Equipment – 1.3%
1,293	Ciena Corp. (a)	85,739
5,934	Viavi Solutions, Inc. (a)	97,673
		183,412
	Construction & Engineering – 0.8%
930	AECOM	64,291
476	EMCOR Group, Inc.	56,744
		121,035
	Construction Materials – 0.4%
419	Eagle Materials, Inc.	61,111
	Consumer Finance – 0.4%
3,559	SLM Corp.	65,272
	Containers & Packaging – 1.8%
700	AptarGroup, Inc.	82,110
2,227	Silgan Holdings, Inc.	99,725
1,511	Sonoco Products Co.	85,583
		267,418
	Diversified Consumer Services – 1.5%
758	Grand Canyon Education, Inc. (a)	63,429
2,917	H&R Block, Inc.	66,683
1,388	Service Corp. International	85,667
		215,779
	Electric Utilities – 1.9%
891	IDACORP, Inc.	98,206
2,688	OGE Energy Corp.	101,929
1,866	PNM Resources, Inc.	83,615
		283,750
	Electrical Equipment – 1.3%
440	Hubbell, Inc.	82,408
1,551	nVent Electric PLC	53,649
352	Regal Rexnord Corp.	55,785
		191,842
	Electronic Equipment, Instruments & Components – 3.6%
755	Arrow Electronics, Inc. (a)	93,620
2,167	Avnet, Inc.	87,460
957	Cognex Corp.	63,602
1,155	Jabil, Inc.	71,021
234	Littelfuse, Inc.	63,173

See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
648	TD SYNNEX Corp.	$67,762
6,409	TTM Technologies, Inc. (a)	86,265
		532,903
	Entertainment – 0.5%
1,318	World Wrestling Entertainment, Inc., Class A	65,821
	Food & Staples Retailing – 2.0%
1,055	BJ’s Wholesale Club Holdings, Inc. (a)	64,851
454	Casey’s General Stores, Inc.	85,266
2,645	Grocery Outlet Holding Corp. (a)	67,130
2,853	Sprouts Farmers Market, Inc. (a)	77,430
		294,677
	Food Products – 3.5%
3,612	Flowers Foods, Inc.	101,606
1,966	Hain Celestial Group (The), Inc. (a)	71,818
923	Ingredion, Inc.	87,408
565	Lancaster Colony Corp.	89,705
877	Post Holdings, Inc. (a)	92,804
1,801	TreeHouse Foods, Inc. (a)	69,753
		513,094
	Gas Utilities – 0.6%
2,059	UGI Corp.	93,376
	Health Care Equipment & Supplies – 3.2%
486	CONMED Corp.	66,864
1,825	Envista Holdings Corp. (a)	78,913
1,179	Globus Medical, Inc., Class A (a)	78,675
251	ICU Medical, Inc. (a)	53,553
1,018	Integra LifeSciences Holdings Corp. (a)	65,905
318	Masimo Corp. (a)	69,919
1,205	NuVasive, Inc. (a)	62,672
		476,501
	Health Care Providers & Services – 3.2%
1,041	Acadia Healthcare Co., Inc. (a)	54,809
607	AMN Healthcare Services, Inc. (a)	61,513
182	Chemed Corp.	85,342
1,363	Encompass Health Corp.	84,560
438	LHC Group, Inc. (a)	54,356
242	Molina Healthcare, Inc. (a)	70,296
1,990	Patterson Cos., Inc.	57,093
		467,969
Shares	Description	Value

	Health Care Technology – 0.8%
5,934	Allscripts Healthcare Solutions, Inc. (a)	$119,986
	Hotels, Restaurants & Leisure – 2.8%
603	Choice Hotels International, Inc.	86,470
466	Cracker Barrel Old Country Store, Inc.	55,519
722	Jack in the Box, Inc.	65,738
523	Papa John’s International, Inc.	64,565
706	Texas Roadhouse, Inc.	60,285
951	Wyndham Hotels & Resorts, Inc.	79,837
		412,414
	Household Durables – 0.4%
312	Helen of Troy, Ltd. (a)	65,311
	Household Products – 0.6%
2,158	Energizer Holdings, Inc.	81,162
	Insurance – 4.3%
134	Alleghany Corp. (a)	88,976
526	American Financial Group, Inc.	68,527
1,226	First American Financial Corp.	91,349
1,253	Kemper Corp.	75,155
303	Kinsale Capital Group, Inc.	60,697
3,550	Old Republic International Corp.	90,987
582	Reinsurance Group of America, Inc.	66,831
576	RenaissanceRe Holdings Ltd.	90,530
		633,052
	Interactive Media & Services – 0.4%
585	Ziff Davis, Inc. (a)	61,460
	IT Services – 1.5%
1,807	Genpact Ltd.	89,898
1,067	Maximus, Inc.	82,501
440	Perficient, Inc. (a)	46,121
		218,520
	Leisure Products – 0.8%
3,028	Mattel, Inc. (a)	63,346
529	Polaris, Inc.	59,560
		122,906
	Life Sciences Tools & Services – 0.8%
286	Medpace Holdings Inc. (a)	50,754
806	Syneos Health, Inc. (a)	72,991
		123,745
	Machinery – 6.2%
409	AGCO Corp.	47,935
1,133	Colfax Corp. (a)	46,589

See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
489	Crane Co.	$50,616
1,489	Donaldson Co., Inc.	82,878
1,448	Flowserve Corp.	47,234
1,157	Graco, Inc.	83,952
780	ITT, Inc.	71,698
635	Lincoln Electric Holdings, Inc.	81,178
337	Middleby (The) Corp. (a)	62,412
349	Nordson Corp.	81,156
481	Oshkosh Corp.	54,743
771	Timken (The) Co.	51,503
913	Toro (The) Co.	88,177
492	Woodward, Inc.	54,253
		904,324
	Media – 0.4%
1,440	New York Times (The) Co., Class A	57,643
	Metals & Mining – 1.4%
875	Compass Minerals International, Inc.	46,725
458	Reliance Steel & Aluminum Co.	70,019
828	Royal Gold, Inc.	84,083
		200,827
	Multi-Utilities – 1.3%
3,145	MDU Resources Group, Inc.	92,368
1,614	NorthWestern Corp.	93,806
		186,174
	Pharmaceuticals – 1.0%
550	Jazz Pharmaceuticals PLC (a)	76,401
1,030	Pacira BioSciences, Inc. (a)	64,653
		141,054
	Professional Services – 3.3%
471	ASGN, Inc. (a)	54,104
316	CACI International, Inc., Class A (a)	78,197
635	Exponent, Inc.	60,312
638	FTI Consulting, Inc. (a)	93,027
1,593	KBR, Inc.	69,136
594	ManpowerGroup, Inc.	62,293
838	Science Applications International Corp.	68,741
		485,810
	Real Estate Management & Development – 0.4%
258	Jones Lang LaSalle, Inc. (a)	64,704
	Road & Rail – 2.2%
1,236	Knight-Swift Transportation Holdings, Inc.	69,933
518	Landstar System, Inc.	82,880
610	Ryder System, Inc.	44,646
Shares	Description	Value

	Road & Rail (Continued)
1,893	Werner Enterprises, Inc.	$84,409
637	XPO Logistics, Inc. (a)	42,150
		324,018
	Semiconductors & Semiconductor Equipment – 1.3%
970	Cirrus Logic, Inc. (a)	86,757
295	Silicon Laboratories, Inc. (a)	48,731
354	Universal Display Corp.	54,342
		189,830
	Software – 1.9%
1,685	CDK Global, Inc.	72,405
911	CommVault Systems, Inc. (a)	61,456
188	Fair Isaac Corp. (a)	93,058
399	Manhattan Associates, Inc. (a)	53,414
		280,333
	Specialty Retail – 0.9%
286	Five Below, Inc. (a)	46,904
436	Murphy USA, Inc.	85,744
		132,648
	Technology Hardware, Storage & Peripherals – 0.5%
3,205	Xerox Holdings Corp.	67,658
	Textiles, Apparel & Luxury Goods – 1.2%
616	Carter’s, Inc.	57,362
821	Columbia Sportswear Co.	76,246
143	Deckers Outdoor Corp. (a)	45,793
		179,401
	Thrifts & Mortgage Finance – 2.0%
1,689	Essent Group Ltd.	77,086
5,056	MGIC Investment Corp.	76,750
2,071	Mr Cooper Group, Inc. (a)	83,151
5,462	New York Community Bancorp, Inc.	63,687
		300,674
	Trading Companies & Distributors – 1.2%
1,069	MSC Industrial Direct Co., Inc., Class A	87,273
295	Watsco, Inc.	83,355
		170,628
	Water Utilities – 1.9%
977	American States Water Co.	90,109
1,452	California Water Service Group	90,154

See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Water Utilities (Continued)
1,923	Essential Utilities, Inc.	$93,727
		273,990
	Total Common Stocks	11,843,749
	(Cost $11,932,458)
REAL ESTATE INVESTMENT TRUSTS – 19.1%
	Equity Real Estate Investment Trusts – 16.9%
1,295	Agree Realty Corp.	84,667
1,674	American Campus Communities, Inc.	87,483
5,368	Brandywine Realty Trust	69,032
565	Camden Property Trust	90,451
3,225	Corporate Office Properties Trust	81,464
2,261	Cousins Properties, Inc.	87,184
926	CyrusOne, Inc.	83,201
2,106	Douglas Emmett, Inc.	65,749
4,236	Easterly Government Properties, Inc.	88,829
459	EastGroup Properties, Inc.	91,759
1,514	First Industrial Realty Trust, Inc.	92,021
2,842	Healthcare Realty Trust, Inc.	88,159
1,760	Highwoods Properties, Inc.	75,891
3,523	Independence Realty Trust, Inc.	80,994
1,191	Kilroy Realty Corp.	76,224
746	Lamar Advertising Co., Class A	82,627
701	Life Storage, Inc.	94,600
6,142	LXP Industrial Trust	91,454
4,327	Medical Properties Trust, Inc.	98,483
1,984	National Retail Properties, Inc.	88,050
1,468	National Storage Affiliates Trust	90,370
3,063	Omega Healthcare Investors, Inc.	96,423
4,913	Physicians Realty Trust	89,711
510	PS Business Parks, Inc.	85,150
2,314	Rayonier, Inc.	84,554
1,325	Rexford Industrial Realty, Inc.	96,950
4,872	Sabra Health Care REIT, Inc.	66,308
1,877	Spirit Realty Capital, Inc.	89,082
2,643	STORE Capital Corp.	83,810
		2,480,680
	Mortgage Real Estate Investment Trusts – 2.2%
8,462	ARMOUR Residential REIT, Inc.	79,374
5,032	Ellington Financial, Inc.	89,419
4,736	PennyMac Mortgage Investment Trust	84,395
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
12,619	Two Harbors Investment Corp.	$72,559
		325,747
	Total Real Estate Investment Trusts	2,806,427
	(Cost $2,725,579)
	Total Investments – 99.7%	14,650,176
	(Cost $14,658,037)
	Net Other Assets and Liabilities – 0.3%	37,093
	Net Assets – 100.0%	$14,687,269

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,843,749	$ 11,843,749	$ —	$ —
Real Estate Investment Trusts*	2,806,427	2,806,427	—	—
Total Investments	$ 14,650,176	$ 14,650,176	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2022 (Unaudited)
	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)	First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
ASSETS:
Investments, at value	$ 127,412,302	$ 73,975,387	$ 14,650,176
Cash	171,733	51,177	43,161
Foreign currency	—	1,159	—
Receivables:
Investment securities sold	1,698,967	507,430	—
Dividends	170,499	67,155	4,081
Dividend reclaims	1,833	242,148	114
Total Assets	129,455,334	74,844,456	14,697,532
LIABILITIES:
Payables:
Capital shares redeemed	1,702,329	—	—
Investment advisory fees	78,304	51,508	10,263
Total Liabilities	1,780,633	51,508	10,263
NET ASSETS	$127,674,701	$74,792,948	$14,687,269
NET ASSETS consist of:
Paid-in capital	$ 157,862,110	$ 99,912,101	$ 14,230,124
Par value	37,500	24,000	4,500
Accumulated distributable earnings (loss)	(30,224,909)	(25,143,153)	452,645
NET ASSETS	$127,674,701	$74,792,948	$14,687,269
NET ASSET VALUE, per share	$34.05	$31.16	$32.64
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,750,002	2,400,002	450,002
Investments, at cost	$113,628,258	$72,960,997	$14,658,037
Foreign currency, at cost (proceeds)	$—	$1,151	$—

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2022 (Unaudited)
	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)	First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
INVESTMENT INCOME:
Dividends	$ 1,350,369	$ 931,356	$ 152,205
Interest	5	5	—
Foreign withholding tax	—	(64,085)	—
Other	—	4	87
Total investment income	1,350,374	867,280	152,292
EXPENSES:
Investment advisory fees	445,015	333,046	60,690
Total expenses	445,015	333,046	60,690
NET INVESTMENT INCOME (LOSS)	905,359	534,234	91,602
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,997,892	1,951,183	(165,040)
In-kind redemptions	249,603	348,186	918,968
Foreign currency transactions	—	(8,545)	—
Net realized gain (loss)	4,247,495	2,290,824	753,928
Net change in unrealized appreciation (depreciation) on:
Investments	(568,701)	(4,678,486)	(952,870)
Foreign currency translation	—	(29,004)	—
Net change in unrealized appreciation (depreciation)	(568,701)	(4,707,490)	(952,870)
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,678,794	(2,416,666)	(198,942)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,584,153	$(1,882,432)	$(107,340)
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust Horizon Managed Volatility Domestic ETF (HUSV)		First Trust Horizon Managed Volatility Developed International ETF (HDMV)
	Six Months Ended 1/31/2022 (Unaudited)	Year Ended 7/31/2021	Six Months Ended 1/31/2022 (Unaudited)	Year Ended 7/31/2021
OPERATIONS:
Net investment income (loss)	$ 905,359	$ 2,290,770	$ 534,234	$ 2,610,309
Net realized gain (loss)	4,247,495	32,204,187	2,290,824	10,415,785
Net increase from payment by the advisor	—	—	—	6,254
Net change in unrealized appreciation (depreciation)	(568,701)	(4,733,783)	(4,707,490)	3,610,545
Net increase (decrease) in net assets resulting from operations	4,584,153	29,761,174	(1,882,432)	16,642,893
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(946,271)	(2,308,451)	(982,681)	(2,737,667)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,981,407	127,467,991	—	—
Cost of shares redeemed	(1,702,329)	(248,985,087)	(9,303,716)	(50,656,967)
Net increase (decrease) in net assets resulting from shareholder transactions	3,279,078	(121,517,096)	(9,303,716)	(50,656,967)
Total increase (decrease) in net assets	6,916,960	(94,064,373)	(12,168,829)	(36,751,741)
NET ASSETS:
Beginning of period	120,757,741	214,822,114	86,961,777	123,713,518
End of period	$127,674,701	$120,757,741	$74,792,948	$86,961,777
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,650,002	7,900,002	2,700,002	4,400,002
Shares sold	150,000	4,600,000	—	—
Shares redeemed	(50,000)	(8,850,000)	(300,000)	(1,700,000)
Shares outstanding, end of period	3,750,002	3,650,002	2,400,002	2,700,002

See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Six Months Ended 1/31/2022 (Unaudited)	Year Ended 7/31/2021

$ 91,602	$ 155,806
753,928	4,216,877
—	—
(952,870)	(131,960)
(107,340)	4,240,723

(84,555)	(160,236)

5,088,820	23,515,729
(5,115,847)	(32,712,721)
(27,027)	(9,196,992)
(218,922)	(5,116,505)

14,906,191	20,022,696
$14,687,269	$14,906,191

450,002	800,002
150,000	800,000
(150,000)	(1,150,000)
450,002	450,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
	Six Months Ended 1/31/2022 (Unaudited)	Year Ended July 31,				Period Ended 7/31/2017 (a)
		2021	2020	2019	2018
Net asset value, beginning of period	$ 33.08	$ 27.19	$ 26.71	$ 23.49	$ 22.03	$ 19.96
Income from investment operations:
Net investment income (loss)	0.24	0.46	0.37	0.37	0.30	0.24
Net realized and unrealized gain (loss)	0.98	5.87	0.52	3.17	1.46	2.05
Total from investment operations	1.22	6.33	0.89	3.54	1.76	2.29
Distributions paid to shareholders from:
Net investment income	(0.25)	(0.44)	(0.41)	(0.32)	(0.30)	(0.22)
Net asset value, end of period	$34.05	$33.08	$27.19	$26.71	$23.49	$22.03
Total return (b)	3.69%	23.48%	3.41%	15.24%	8.04%	11.51%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 127,675	$ 120,758	$ 214,822	$ 224,389	$ 133,888	$ 62,799
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70% (c)
Ratio of net investment income (loss) to average net assets	1.42% (c)	1.42%	1.39%	1.58%	1.37%	1.50% (c)
Portfolio turnover rate (d)	23%	152%	211%	147%	157%	149%

(a)	Inception date is August 24, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
	Six Months Ended 1/31/2022 (Unaudited)	Year Ended July 31,				Period Ended 7/31/2017 (a)
		2021	2020	2019	2018
Net asset value, beginning of period	$ 32.21	$ 28.12	$ 32.92	$ 33.72	$ 33.05	$ 29.89
Income from investment operations:
Net investment income (loss)	0.21	0.89	0.65	0.86	0.91	0.63
Net realized and unrealized gain (loss)	(0.88)	4.13	(4.61)	(0.79)	0.87	3.13
Total from investment operations	(0.67)	5.02	(3.96)	0.07	1.78	3.76
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.93)	(0.84)	(0.87)	(1.11)	(0.60)
Net asset value, end of period	$31.16	$32.21	$28.12	$32.92	$33.72	$33.05
Total return (b)	(2.09)%	18.01% (c)	(12.37)%	0.21%	5.48%	12.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 74,793	$ 86,962	$ 123,714	$ 128,394	$ 59,010	$ 29,745
Ratio of total expenses to average net assets	0.80% (d)	0.80%	0.80%	0.80%	0.80%	0.80% (d)
Ratio of net investment income (loss) to average net assets	1.28% (d)	2.68%	2.08%	2.74%	2.73%	2.74% (d)
Portfolio turnover rate (e)	22%	127%	196%	99%	133%	150%

(a)	Inception date is August 24, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund received a reimbursement from the advisor in the amount of $6,254, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
	Six Months Ended 1/31/2022 (Unaudited)	Year Ended 7/31/2021	Period Ended 7/31/2020 (a)
Net asset value, beginning of period	$ 33.12	$ 25.03	$ 21.10
Income from investment operations:
Net investment income (loss)	0.21	0.29	0.02
Net realized and unrealized gain (loss)	(0.50)	8.09	3.92
Total from investment operations	(0.29)	8.38	3.94
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.29)	(0.01)
Net realized gain	—	(0.00) (b)	—
Total distributions	(0.19)	(0.29)	(0.01)
Net asset value, end of period	$32.64	$33.12	$25.03
Total return (c)	(0.91)%	33.72%	18.67%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 14,687	$ 14,906	$ 20,023
Ratio of total expenses to average net assets	0.80% (d)	0.80%	0.80% (d)
Ratio of net investment income (loss) to average net assets	1.21% (d)	1.02%	0.60% (d)
Portfolio turnover rate (e)	32%	118%	5%

(a)	Inception date is April 6, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount represents less than $0.01 per share.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the following funds (each a “Fund” and collectively, the “Funds”). The shares of each Fund are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”).
First Trust Horizon Managed Volatility Domestic ETF – (ticker “HUSV”)
First Trust Horizon Managed Volatility Developed International ETF – (ticker “HDMV”)
First Trust Horizon Managed Volatility Small/Mid ETF – (ticker “HSMV”)
HUSV and HDMV are diversified series of the Trust. HSMV is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.
Under normal market conditions, HUSV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility.
Under normal market conditions, HDMV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon believes exhibit low future expected volatility.
Under normal market conditions, HSMV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in small- and/or mid-capitalization common stocks listed and traded on U.S. national securities exchanges that Horizon believes exhibit low future expected volatility.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”) and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2022, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2021, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Horizon Managed Volatility Domestic ETF	$ 2,308,451	$ —	$ —
First Trust Horizon Managed Volatility Developed International ETF	2,737,667	—	—
First Trust Horizon Managed Volatility Small/Mid ETF	160,081	155	—
As of July 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Horizon Managed Volatility Domestic ETF	$ 163,103	$ (48,327,956)	$ 14,302,062
First Trust Horizon Managed Volatility Developed International ETF	512,282	(28,169,828)	5,379,506
First Trust Horizon Managed Volatility Small/Mid ETF	4,006	(249,714)	890,248
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For HUSV and HDMV, taxable years ended 2018, 2019, 2020, and 2021 remain open to federal and state audit. For HSMV, the taxable years ended 2020 and 2021 remain open to federal and state audit. As of January 31, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2021, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
First Trust Horizon Managed Volatility Domestic ETF	$ 48,327,956
First Trust Horizon Managed Volatility Developed International ETF	28,169,828
First Trust Horizon Managed Volatility Small/Mid ETF	249,714

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
As of January 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Horizon Managed Volatility Domestic ETF	$ 113,628,258	$ 15,215,077	$ (1,431,033)	$ 13,784,044
First Trust Horizon Managed Volatility Developed International ETF	72,960,997	4,983,818	(3,969,428)	1,014,390
First Trust Horizon Managed Volatility Small/Mid ETF	14,658,037	644,725	(652,586)	(7,861)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
HUSV has agreed to pay First Trust an annual unitary management fee of 0.70% of its average daily net assets. HDMV and HSMV have agreed to pay First Trust an annual unitary management fee of 0.80% of their average daily net assets. Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds’ assets and is responsible for the expenses of each Fund, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
During the fiscal year ended July 31, 2021, HDMV received a payment from the Advisor of $6,254 in connection with a trade error.
Horizon serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
ACP Horizon Holdings, L.P., an entity affiliated with Altamont Capital Partners, a private investment firm located in Palo Alto, California, acquired a majority ownership interest in Horizon (the “Transaction”), which closed in November 2021 (the “Closing”). The Closing operated as an “assignment” (as defined in the 1940 Act) of each Fund’s applicable existing investment sub-advisory agreement with Horizon (each a “Current Sub-Advisory Agreement” and collectively, the “Current Sub-Advisory Agreements”), which resulted in the automatic termination of the Current Sub-Advisory Agreements in accordance with their respective terms. The Board previously approved a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) among the Trust, on behalf of each Fund, First Trust and Horizon. The shareholders of HSMV voted to approve the New Sub-Advisory Agreement on December 6, 2021. There can be no assurance that the shareholders of HUSV and HDMV will vote to approve the New Sub-Advisory Agreement for their Fund. In addition, to avoid any interruption of investment sub-advisory services for a Fund, the Board approved interim investment sub-advisory agreements with Horizon which were effective upon the Closing and will remain in effect for a maximum period of 150 days.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2022, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$ 28,828,731	$ 28,792,405
First Trust Horizon Managed Volatility Developed International ETF	17,678,612	18,464,581
First Trust Horizon Managed Volatility Small/Mid ETF	4,891,087	4,739,604

For the six months ended January 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$ 4,970,664	$ 1,698,967
First Trust Horizon Managed Volatility Developed International ETF	—	9,270,538
First Trust Horizon Managed Volatility Small/Mid ETF	5,077,676	5,118,890
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2022.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
On March 7, 2022, it was announced that the special shareholder meeting for HUSV and HDMV was adjourned in order to allow shareholders additional time to vote to approve the New Sub-Advisory Agreement for each of HUSV and HDMV and to permit additional solicitation of shareholders. The special shareholder meeting for HUSV and HDMV will reconvene on Thursday, March 31, 2022.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Submission of Matters to a Vote of Shareholders
HSMV held its Special Meeting of Shareholders (the “Special Meeting”) on December 6, 2021. At the Special Meeting, the shareholders approved a new Investment Sub-Advisory Agreement for HSMV. The number of shares voted in favor of the new Investment Sub-Advisory Agreement for HSMV was 226,322 and the number of shares voted against was 2,596 and the number of abstentions was 3,954.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Sub-Advisory Agreements
Board Considerations Regarding Approval of Investment Sub-Advisory Agreements
FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF
FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF
FIRST TRUST HORIZON MANAGED VOLATILITY SMALL/MID ETF
The Board of Trustees of First Trust Exchange-Traded Fund III (the “Trust”), including the Independent Trustees, unanimously approved (1) Interim Investment Sub-Advisory Agreements (as applicable to a specific Fund, the “Interim Agreement” and collectively, the “Interim Agreements”) among the Trust, on behalf of the three series of the Trust listed below (each a “Fund” and collectively, the “Funds”), First Trust Advisors L.P. (the “Advisor”) and Horizon Investments, LLC (the “Sub-Advisor”); and (2) a new

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
Investment Sub-Advisory Agreement (the “New Agreement”) among the Trust, the Advisor and the Sub-Advisor on behalf of the following three Funds:
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
The Interim Agreement and the New Agreement are collectively referred to as the “Agreements.” The Board approved the Agreements at a meeting held on September 12–13, 2021. The Board determined for each Fund that the approval of the applicable Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
The Sub-Advisor currently serves as investment sub-advisor to each Fund pursuant to Investment Sub-Advisory Agreements (as applicable to a specific Fund, the “Current Agreement” and collectively, the “Current Agreements”) among the Trust, on behalf of the Funds, the Advisor and the Sub-Advisor. In July 2021, the Sub-Advisor announced that it had entered into an agreement pursuant to which ACP Horizon Holdings L.P., an entity affiliated with Altamont Capital Partners, would acquire a majority interest in the Sub-Advisor (the “Transaction”). The Board was informed that the consummation of the Transaction, which is expected to occur in the fourth quarter of 2021, may operate as an “assignment” of the Current Agreements under the Investment Company Act of 1940, as amended (the “1940 Act”), and as a result the Current Agreements would terminate pursuant to their terms and the requirements of the 1940 Act. The Agreements were proposed to the Board in connection with the Transaction to provide for the continuous management of the Funds by the Sub-Advisor following the consummation of the Transaction. The Board noted that the New Agreement will be submitted to shareholders of each Fund for their approval and that the Interim Agreement for each Fund would become effective only if shareholders of that Fund do not approve the New Agreement prior to the consummation of the Transaction and would remain in effect until the earlier of 150 days from the consummation of the Transaction or shareholder approval of the New Agreement.
On August 9, 2021, counsel to the Independent Trustees provided the Sub-Advisor with a request for information regarding the Transaction and its expected impact on the Sub-Advisor. Following receipt of materials provided by the Sub-Advisor in response to the request, counsel to the Independent Trustees requested certain clarifications and supplements to the materials provided. At an executive session held on September 9, 2021, as well as at the meeting held on September 12–13, 2021, the Board, including the Independent Trustees, discussed the Transaction and reviewed the materials provided by the Sub-Advisor that, among other things, outlined the structure and details of the Transaction and the Transaction’s expected impact on the Sub-Advisor’s management of the Funds under the Agreements.
To reach its determination in approving the Agreements for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. In connection with its deliberations regarding the Agreements, the Board noted that, based on the information provided by the Advisor and the Sub-Advisor, any differences in the terms and conditions of each Agreement, including the effective and termination dates and any provisions of the Interim Agreements required by Rule 15a-4 under the 1940 Act, and the terms and conditions of the corresponding Current Agreement were immaterial to the Sub-Advisor’s management of the Funds. The Board considered that the information provided by the Sub-Advisor in response to the Independent Trustees’ request for information included statements that, outside of one senior management change, there would be no other employee changes at the Sub-Advisor contemplated in connection with the Transaction; that the portfolio managers for the Funds would stay in place, and the resources available to the portfolio managers for managing the Funds would remain the same; that the sub-advisory fee rate for each Fund would remain the same; and that the Transaction would not result in any diminution in the nature, quality and extent of the services provided to the Funds by the Sub-Advisor. In addition, representatives of the Sub-Advisor joined the September 2021 Board meeting and discussed the Transaction with the Board.
The Board also considered that it had last approved the Current Agreements for the Funds during the annual contract renewal process that concluded at the Board’s June 6–7, 2021 meeting. Given the Sub-Advisor’s representations that there would be no changes in the services provided to the Fund as a result of the Transaction, that any differences in the terms of the Current Agreements and the New Agreements were immaterial to the Sub-Advisor’s management of the Funds and that, except as discussed in the response to the Independent Trustees’ August 9, 2021 request relating to the Transaction, the Board could continue to rely on the materials provided by the Sub-Advisor in connection with the June 2021 renewal of the Current Agreements, the Board determined that its prior

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
considerations in approving the renewal of the Current Agreements remained relevant. The Board noted that, in reviewing and renewing the Current Agreements:
•	The Board considered the nature, extent and quality of the services provided by the Sub-Advisor and that the Sub-Advisor actively manages each Fund’s investments. In considering the Sub-Advisor’s management of the Funds, the Board noted the background and experience of the Sub-Advisor’s portfolio management team, including the Board’s prior meetings with members of the portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to each Fund by the Sub-Advisor were satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed each Fund consistent with the Fund’s investment objective, policies and restrictions.
•	The Board noted that the sub-advisory fee for each Fund is paid by the Advisor from the unitary fee payable under the Fund’s investment advisory agreement and its understanding that each Fund’s sub-advisory fee rate was the product of an arm’s length negotiation. The Board received and reviewed information showing the sub-advisory fee rate for each Fund as compared to fees charged to other clients of the Sub-Advisor.
•	The Board considered performance information for the Fund. The Board noted the process that it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing each Fund’s performance for periods ended December 31, 2020 to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge Financial Solutions, Inc., an independent source. Based on the information provided, the Board noted that each of HUSV and HDMV underperformed its Performance Universe median and benchmark index for the one- and three-year periods ended December 31, 2020. The Board noted the Advisor’s discussion of HUSV’s and HDMV’s performance at the April 26, 2021 meeting. Because HSMV commenced operations on April 6, 2020 and therefore has a limited performance history, comparative performance information for the Fund was not considered.
•	On the basis of all the information provided on the unitary fee and performance, as applicable, of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to each Fund under the Investment Management and Sub-Advisory Agreements.
•	The Board considered the Sub-Advisor’s statements to the effect that it is difficult to know if or precisely when measurable economies of scale will be achieved for the Sub-Advisor and that the Sub-Advisor presumes expenses related to providing services will remain approximately the same over the next twelve months. The Board did not review the profitability of the Sub-Advisor with respect to each Fund. The Board noted that the Advisor pays the Sub-Advisor for each Fund from its unitary fee and its understanding that each Fund’s sub-advisory fee rate was the product of an arm’s length negotiation. The Board considered the potential fall-out benefits to the Sub-Advisor from being associated with the Advisor and the Funds. The Board noted that the Sub-Advisor is not responsible for coordinating execution of Fund trades and that the only known fall-out benefit the Sub-Advisor receives from managing the Funds is publicity related to managing an ETF in a closely monitored sector of the ETF universe. The Board concluded that the character and amount of potential fall-out benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, including the information considered and conclusions reached in connection with the June 2021 renewal of the Current Agreements, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements were fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund III
First Trust California Municipal High Income ETF (FCAL)

First Trust New York Municipal High Income ETF (FMNY)

Semi-Annual Report
For the Six Months Ended
January 31, 2022

First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2022
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
January 31, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six-month period ended January 31, 2022.
It is times like these that really test the resolve of investors. Since the start of November 2021, we have seen the major U.S. stock indices decline markedly from their all-time highs. Many pundits and experts are calling for additional near-term selling pressure due to robust inflation and the prospects for multiple interest rate hikes from the Federal Reserve (the “Fed”), with anticipation that rate increases could begin as early as March 2022. For the record, Brian Wesbury, Chief Economist at First Trust, has been steadfast in his belief that the Fed is already behind the curve with respect to inflation and interest rates, which means the Fed may have a little chasing to do at some point to deliver on its mandate of price stability. In January 2022, the Consumer Price Index stood at 7.5% on a trailing 12-month basis, the highest it has been since 1982, according to the U.S. Bureau of Labor Statistics (“BLS”). The spike in inflation over the past year is primarily rooted in a massive increase in the U.S. money supply, in my opinion. It was brought to bear to mitigate the economic fallout from the coronavirus (“COVID-19”) pandemic. The disruption of the global supply chain and the overall lack of goods available for consumption are also contributing to the spike in inflation, and both happen to be collateral damage from the pandemic. Remember, the definition of inflation is “too many dollars chasing too few goods.” This is the climate we are in today.
It has been roughly two years since the onset of the COVID-19 pandemic and we are still battling this stubborn virus. There is, however, some good news to report. Despite the recommendation from the Centers for Disease Control and Prevention that masks continue to be worn indoors, as of mid-February 2022, many states had terminated their divisive mask mandates, and more could do so soon. Providing that the number of cases continues to shrink in the U.S., and we do not encounter any other significant variants like Omicron, we could attempt another run at fully reopening the U.S. economy (such an attempt was made in 2021 prior to the onset of the Omicron variant). Reopening the economy could prove to be a positive, and much needed, influence on getting more people back to work. This is especially relevant for those parents staying at home due to a shortage of daycare services or for those with children still e-learning. The U.S. finished 2021 with 10.9 million job openings, well above the 10-year average of 6.0 million, according to the BLS.
Lastly, we believe that politics, both domestic and foreign, could influence the markets in 2022. The most pressing issue currently is the conflict between Russia and Ukraine. The prevailing concern is that a Russian invasion could boost uncertainty and increase volatility in the markets, particularly the energy market. A war could conceivably push the price of oil higher, putting additional strain on inflation. On the domestic front, as it stands, the Biden Administration’s Build Back Better Act does not have the support of enough Democrats in the Senate to pass. It included substantial tax hikes primarily targeting the wealthy to pay for the nearly $2 trillion price tag. At best, the hope is to split it up into smaller bills to see if pieces of it can pass. That leads us to the second domestic political issue: the midterm elections in November 2022. If the Republicans can win back control of the House and the Senate, I would expect gridlock to persist throughout the last two years of President Joe Biden’s term. The good news is that gridlock is a normal byproduct of our system of checks and balances. The markets have experienced it, and investors have navigated it, plenty of times. The bottom line is that we need to reopen the economy and get people back to work. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust California Municipal High Income ETF (FCAL)
The primary investment objective of First Trust California Municipal High Income ETF (the “Fund”) is to seek to provide current income that is exempt from regular federal income taxes and California income taxes, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and California income taxes (“Municipal Securities”). Municipal Securities will be issued by or on behalf of the State of California or territories or possessions of the U.S. (including but not limited to Puerto Rico, the U.S. Virgin Islands and Guam) and/or the political subdivisions, agencies, authorities and other instrumentalities of such State, territories or possessions. The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC under the ticker symbol “FCAL.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/22	1 Year Ended 1/31/22	Inception (6/20/17) to 1/31/22	Inception (6/20/17) to 1/31/22
Fund Performance
NAV	-3.05%	-0.55%	3.87%	19.16%
Market Price	-3.16%	-0.50%	3.86%	19.08%
Index Performance
Bloomberg 10 Year California Exempt Index	-3.58%	-3.04%	2.59%	12.55%
(See Notes to Fund Performance Overview on page 7.)

Fund Performance Overview (Unaudited) (Continued)
First Trust California Municipal High Income ETF (FCAL) (Continued)
Sector Allocation	% of Total Investments (including cash)
Special Assessment	14.1%
Insured	12.6
Government Obligation Bond - Unlimited Tax	10.2
Education	8.2
Hospital	5.4
Continuing Care Retirement Communities	5.2
Tobacco	5.1
Industrial Development Bond	4.5
Certificates of Participation	4.5
Dedicated Tax	3.7
Higher Education	2.9
Student Housing	2.6
Water & Sewer	2.5
Airport	2.4
Tax Increment	2.3
Local Housing	2.1
Toll Road	2.1
Housing	1.3
Pre-refunded/Escrowed-to-maturity	1.3
Utility	0.9
Government Obligation Bond - Limited Tax	0.9
Gas	0.8
Other Health	0.5
Cash	3.9
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	95.2%
Net Other Assets and Liabilities(1)	4.8
Total	100.0%
Credit Rating(2)	% of Total Investments (including cash)
AAA	0.4%
AA	30.6
A	21.0
BBB	12.9
BB	6.1
B	1.0
Not Rated	23.6
A1+ (Short-term)	0.5
Cash	3.9
Total	100.0%

(1)	Includes variation margin on futures contracts.
(2)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust California Municipal High Income ETF (FCAL) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust New York Municipal High Income ETF (FMNY)
The First Trust New York Municipal High Income ETF’s (the “Fund”) primary investment objective is to seek to provide current income that is exempt from regular federal income taxes and New York income taxes, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and New York State and New York City income taxes (collectively, “Municipal Securities”). Municipal Securities will be issued by or on behalf of the State of New York or territories or possessions of the U.S. (including, but not limited to, Puerto Rico, the U.S. Virgin Islands and Guam), and/or the political subdivisions, agencies, authorities and other instrumentalities of such State, territories or possessions. The Fund lists and principally trades its shares on The NYSE Arca, Inc. under the ticker symbol “FMNY.”
Performance
		Cumulative Total Returns
	6 Months Ended 1/31/22	Inception (5/12/21) to 1/31/22
Fund Performance
NAV	-3.83%	-2.00%
Market Price	-3.56%	-1.73%
Index Performance
Bloomberg Municipal New York 12-17 Years Index	-3.61%	-1.95%
(See Notes to Fund Performance Overview on page 7.)

Fund Performance Overview (Unaudited) (Continued)
First Trust New York Municipal High Income ETF (FMNY) (Continued)
Sector Allocation	% of Total Investments (including cash)
Education	15.2%
Dedicated Tax	12.5
Mass Transit	10.9
Higher Education	10.7
Insured	9.4
Tobacco	8.1
Hospital	6.0
Government Obligation Bond - Unlimited Tax	5.0
Toll Road	4.8
Water & Sewer	4.8
Utility	3.9
Special Assessment	2.4
Continuing Care Retirement Communities	2.3
Airport	1.3
Cash	2.7
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	94.1%
Net Other Assets and Liabilities(1)	5.9
Total	100.0%
Credit Quality(2)	% of Total Investments (including cash)
AAA	4.8%
AA	34.3
A	26.5
BBB	11.9
BB	2.6
Not Rated	17.2
Cash	2.7
Total	100.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

(1)	Includes variation margin on futures contracts.
(2)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2022 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust California Municipal High Income ETF (“FCAL”) and the First Trust New York Municipal High Income ETF (“FMNY”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Portfolio Management Team
Tom Futrell, CFA, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The First Trust Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA, and Johnathan N. Wilhelm who serve as senior portfolio managers of the Funds. Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Funds, the team manages/consults for a variety of First Trust investment portfolios and separately managed accounts.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
January 31, 2022 (Unaudited)
As a shareholder of First Trust California Municipal High Income ETF or First Trust New York Municipal High Income ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2022.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust California Municipal High Income ETF (FCAL)
Actual	$1,000.00	$969.50	0.50%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
First Trust New York Municipal High Income ETF (FMNY)
Actual	$1,000.00	$961.70	0.50%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2021 through January 31, 2022), multiplied by 184/365 (to reflect the six-month period).

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 95.2%
	American Samoa – 0.5%
$500,000	American Samoa AS Econ Dev Auth Gen Rev, Ser A (a)	5.00%	09/01/38	$596,232
	California – 87.7%
350,000	Alameda CA Corridor Transprtn Auth Ref 2nd Subord Lien, Ser B, AGM	4.00%	10/01/37	381,866
150,000	Alameda CA Corridor Transprtn Auth Ref Subord Lien, Ser A	5.00%	10/01/25	169,665
215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	245,345
525,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1 Impt	4.00%	09/01/34	576,137
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/33	109,474
175,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/34	191,449
330,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/36	360,381
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/40	676,065
1,000,000	CA Cmnty Choice Fing Auth Green Bd Clean Energy Proj Rev, Ser A (Mandatory Put 12/01/27)	4.00%	10/01/52	1,112,773
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref, Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/35	233,611
665,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/32	825,812
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/33	248,250
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/35	231,855
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/39	229,703
165,000	CA Hlth Fac Fing Auth Rev St Joseph Hlth Sys, Ser A	5.00%	07/01/29	174,673
434,084	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	493,417
360,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/27	404,353
360,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/28	409,454
290,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/36	331,539
250,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/56	278,079
750,000	CA Pub Fin Auth Sr Living Rev Green Bond Temps 70 Enso Vlg Proj, Ser B-2 (a)	2.38%	11/15/28	753,162
200,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	216,566
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Projs, Ser A (a)	5.00%	07/01/30	281,243
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/34	566,706
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/26	119,058
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/27	121,704
400,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/39	471,854
675,000	CA Sch Fin Auth Sch Fac Rev Ref Granada Hills Chrt Oblig Grp, Ser A (a)	4.00%	07/01/48	725,544
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/25	215,537
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	226,792
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (a)	5.00%	07/01/40	730,872
1,000,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	1,107,690
100,000	CA St Ent Dev Auth Stdt Hsg Rev M@Clg Proj, Ser A	5.00%	08/01/35	120,732
100,000	CA St Ent Dev Auth Stdt Hsg Rev M@Clg Proj, Ser A	5.00%	08/01/40	119,200
30,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	35,142
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	256,341
1,000,000	CA St Hlth Facs Fing Auth Rev Ref, Commonspirit Hlth, Ser A	4.00%	04/01/36	1,127,715
250,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/30	298,769
500,000	CA St Infra & Econ Dev Bank Natl Chrt Social Bond	4.00%	11/01/39	562,524

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (b)	5.38%	07/01/34	$266,487
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (c)	5.38%	07/01/34	269,291
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Acdmys Lincoln Proj, Ser A (a)	5.00%	10/01/39	965,428
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (a)	4.00%	07/01/26	210,235
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	514,271
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	275,942
605,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	643,081
295,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/41	302,329
435,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/51	439,703
330,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/56	330,746
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	178,434
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	268,020
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/32	266,767
675,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/33	799,550
475,000	CA St Muni Fin Auth Rev Ref Cmnty Med Ctrs, Ser A	5.00%	02/01/36	549,949
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	233,684
400,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	467,826
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	288,299
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood CA Oblig Grp	4.00%	10/01/46	1,114,511
700,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	760,300
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	541,647
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	125,486
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	503,116
575,000	CA St Muni Fin Auth Rev Ref Southwestern Law Sch	4.00%	11/01/41	638,748
625,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 07/15/22)	0.38%	07/01/51	624,610
700,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	771,123
500,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	5.00%	11/15/49	563,512
550,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/27	641,071
1,000,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/38	1,172,827
350,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/40	409,289
75,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj TCRS, BAM	5.00%	05/15/29	90,478
600,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	640,607
150,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Waste Mgmt Inc Proj, Ser C (Mandatory put 06/03/24)	3.25%	12/01/27	157,630
1,000,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	1,024,783
650,000	CA St Pub Wks Brd Lease Rev Dept Crrctns Rehab RJ, Ser E	5.00%	10/01/25	734,717
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	16,721
175,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	10/01/26	203,191
165,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	05/01/29	202,389
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$125,000	CA St Pub Wks Brd Lease Rev Ref, Ser F	5.00%	05/01/24	$135,769
100,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser A	5.00%	09/01/27	109,612
75,000	CA St Ref	4.00%	09/01/32	82,426
75,000	CA St Ref	4.00%	08/01/34	82,182
155,000	CA St Ref	4.00%	09/01/35	170,060
75,000	CA St Ref Various Purp	4.00%	09/01/33	82,391
275,000	CA St Ref Various Purp	4.00%	09/01/35	301,719
100,000	CA St Ref Various Purp	5.00%	10/01/35	113,731
565,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/30	628,204
335,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	363,979
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	4.00%	07/01/30	652,910
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	5.00%	07/01/40	673,880
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (b)	5.00%	06/01/37	332,617
100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	110,305
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	236,708
500,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/41	549,731
200,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	229,397
280,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	320,153
1,170,000	CA St Stwd Cmntys Dev Auth Stwd Rev Stwd Cmnty Infra Prog, Ser C-1	4.00%	09/02/31	1,251,237
600,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	680,482
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	353,912
150,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	152,035
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	289,197
245,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	286,126
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	58,154
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	202,921
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	55,359
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr, CA MTG INS	5.00%	08/15/33	57,071
475,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/31	598,368
125,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Camarillo Corridor Proj, AGM	5.00%	09/01/25	136,787
240,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/28	275,753
305,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/30	350,428
400,000	Casitas Muni Wtr Dist CA Spl Tax Cmnty Facs Dist No 2013-1, BAM	4.00%	09/01/34	452,662
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	530,427
425,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/36	533,926
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	5.00%	06/01/31	289,849
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	4.00%	06/01/35	275,344

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$200,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	4.00%	06/01/36	$220,169
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	241,800
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev the Link Glendale Social Bonds, Ser A-2 (a)	4.00%	07/01/56	1,858,779
175,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/33	204,950
180,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/34	210,243
200,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/33	222,715
300,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	333,276
270,000	Diablo CA Wtr Dist Wtr Rev Ref, COPS, BAM	4.00%	01/01/32	300,742
150,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/35	162,241
755,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	824,017
300,000	Estrn CA Muni Wtr Dist Wtr & Wstwtr Rev Sub Ref, Ser A	5.00%	07/01/31	347,762
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No. 19 Mangini	5.00%	09/01/32	402,608
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	178,023
525,000	Fontana CA Spl Tax Spl Tax, Summit at Rosena Phase One	4.00%	09/01/41	579,479
240,000	Fontana CA Spl Tax Spl Tax, The Meadows	4.00%	09/01/32	265,858
165,000	Fontana CA Unif Sch Dist Prerefunded, AGM	(d)	02/01/33	127,732
1,000,000	Foothill Estrn Transprtn Corr Agy CA Toll Rd Rev Ref, Sr Lien, Ser A, Exchange 2021	4.00%	01/15/46	1,105,377
310,000	Fountain Vly CA Pub Fing Auth Lease Rev Ref, Ser A	4.00%	11/01/29	339,681
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	161,323
1,000,000	Fresno CA Uni Sch Dist, Ser A08/01/45	4.00%	08/01/45	1,135,115
500,000	Gilroy CA Unif Sch Dist	4.00%	08/01/42	571,575
280,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Asset Bkd, Ref, Ser A	3.25%	06/01/32	298,798
100,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Enhanced Asset Bkd, Ser A	5.00%	06/01/29	105,556
340,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/26	392,768
750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/34	908,944
145,000	Golden W CA Schs Fing Auth Ref Beverly Hills Unif Sch Dist, NATL	5.25%	08/01/23	154,680
265,000	Imperial CA Pub Fing Auth Rev Ref, AGM	4.00%	10/15/33	301,726
360,000	Imperial CA Pub Fing Auth Rev Ref, AGM	4.00%	10/15/35	407,581
140,000	Inglewood CA Unif Sch Dist, Ser C, BAM	4.00%	08/01/35	152,965
960,000	Irvine CA Impt Bond Act 1915 Ref	4.00%	09/02/35	1,105,506
1,000,000	Irvine CA Impt Bond Act 1915 Ref	4.00%	09/02/46	1,159,545
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	174,426
890,000	Jurupa CA Public Fing Auth Spl Tax Rev Ref, Ser A, AGM	4.00%	09/01/34	1,010,511
290,000	Kaweah CA Delta Hlthcare Dist Rev, Ser B	5.00%	06/01/40	320,479
100,000	Kern Cnty CA Wtr Agy Impt Dist #4 Wtr Rev Ref, Ser A, AGM	5.00%	05/01/29	114,945
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, CABS, AMBAC	(d)	08/01/29	413,940
250,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/36	255,749
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax	4.00%	09/01/33	27,685
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax	4.00%	09/01/34	27,662
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax	4.00%	09/01/40	219,992
1,055,000	Lancaster CA Fing Auth Rev Measure M&R Street Impts Proj	4.00%	06/01/35	1,211,735
100,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	107,352
650,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.50%	11/15/30	824,911
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$460,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Los Angeles Intl Arpt, Ser D, AMT	5.00%	05/15/32	$554,615
700,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	792,639
250,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/32	301,421
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	11,175
340,000	Los Angeles CA Muni Impt Corplease Rev Ref Real Property, Ser B	4.00%	11/01/37	375,770
500,000	Los Angeles CA Unif Sch Dist, Ser C	4.00%	07/01/36	575,801
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	432,275
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	113,408
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	281,417
250,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/35	287,141
310,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/36	355,734
1,190,000	Marysville CA Jt Unif Sch Dist Green Bond, 2021 Energy Efficiency Proj, COPS, BAM	4.00%	06/01/39	1,332,902
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	281,250
500,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	568,099
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	108,878
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	231,174
225,000	Mt San Antonio CA Cmnty Clg Dist Election 2018, Ser A	4.00%	08/01/22	229,010
1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	1,153,386
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	294,470
750,000	Oak Vly CA Hosp Dist Hlth Facs Rev Ref, Ser A	4.00%	11/01/36	775,429
405,000	Oakland CA Unif Sch Dist Alameda Cnty Election of 2012, Ser A, AGM	4.00%	08/01/36	455,001
100,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Fac	4.00%	09/01/34	110,705
65,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Fac	4.00%	09/01/35	71,932
275,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Fac	4.00%	09/01/39	303,298
750,000	Oxnard CA Sch Dist Election of 2016, Ser C, AGM	4.00%	08/01/49	835,340
800,000	Pacifica CA Sch Dist Election of 2016	4.00%	08/01/45	905,122
650,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/51	675,000
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	285,067
250,000	Pleasant Vly CA Sch Dist Ventura Cnty, Ser B	4.00%	08/01/39	285,477
500,000	Pleasant Vly CA Sch Dist Ventura Cnty, Ser B	4.00%	08/01/40	568,594
750,000	Pleasanton CA Unif Sch Dist	3.00%	08/01/36	785,002
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	240,634
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	252,237
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	388,137
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge Park Area	5.00%	09/01/25	222,952
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	565,779
300,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	311,706
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	605,844
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	205,353
550,000	Riverside Cnty CA Teeter Plan Oblig Nts, Ser A	0.50%	10/20/22	549,982
1,035,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref, Sr Lien, RCTC 91 Express Lanes, Ser B-1	4.00%	06/01/40	1,189,564

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,495,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	4.00%	09/15/37	$1,691,766
185,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	5.00%	09/01/32	211,867
160,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	5.00%	09/01/33	183,188
170,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	4.00%	09/01/34	185,979
150,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	4.00%	09/01/35	163,980
225,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/33	248,687
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	220,076
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	584,644
385,000	San Bruno CA Park Sch Dist, Ser B	4.00%	08/01/34	439,015
200,000	San Bruno CA Park Sch Dist, Ser B	4.00%	08/01/37	227,523
35,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	39,720
510,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	577,172
125,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/32	136,936
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/33	93,092
100,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/34	109,445
500,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	560,224
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	141,574
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	4.00%	05/01/50	1,077,146
500,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs & Svcs, Ser A (a)	4.00%	09/01/46	546,442
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	115,178
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL	(d)	01/15/29	150,861
1,500,000	Santa Ana Unif Sch Dist, 2018 Election, Ser A	4.00%	08/01/48	1,681,979
800,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (a)	4.00%	09/01/35	873,928
175,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/33	198,378
370,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/38	417,549
500,000	Simi Vly CA Unif Sch Dist, Ser C	4.00%	08/01/43	571,215
1,625,000	So San Fran CA Pub Facs Fing Auth Lease Rev Police St Proj, Ser A	4.00%	06/01/43	1,840,274
305,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/37	332,534
260,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/39	282,792
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	168,885
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	443,750
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	562,191
230,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp, Ser A, Class 1	5.00%	06/01/30	284,811
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp, Ser A, Class 1	5.00%	06/01/37	1,220,200
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev San Diego Co Asset Securitization Corp, Ser A, Class 1	5.00%	06/01/38	1,217,704
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	281,417
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$470,000	Transbay Jt Powers Auth CA Green Bond Sr Tax Alloc Bonds, Ser A	5.00%	10/01/33	$581,068
945,000	Transbay Jt Powers Auth CA Green Bond Sr Tax Alloc Bonds, Ser A	5.00%	10/01/39	1,157,872
500,000	Univ of California CA Revs Ref Ltd Proj, Ser O	5.00%	05/15/48	595,679
100,000	W Contra Costa CA Unif Sch Dist Ref, Ser A	5.00%	08/01/31	112,446
				104,842,490
	Colorado – 0.9%
500,000	Rampart Range CO Met Dist #5	4.00%	12/01/41	502,480
500,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	532,697
				1,035,177
	Florida – 0.8%
500,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond Brightline Passenger Rail Remk, Ser B, AMT (a)	7.38%	01/01/49	543,278
150,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	153,309
245,000	Rhodine Road N CDD FL Spl Assmnt	4.00%	05/01/30	257,921
				954,508
	Georgia – 0.4%
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	529,482
	Guam – 0.8%
100,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	110,999
750,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	882,422
				993,421
	Illinois – 0.2%
135,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	129,189
120,000	IL St, Ser A	4.00%	01/01/25	120,320
				249,509
	Louisiana – 0.8%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj, Ser 2008 (Mandatory put 06/01/30) (a)	6.10%	06/01/38	959,023
	Ohio – 0.7%
750,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	824,959
	Puerto Rico – 1.7%
100,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	100,711
1,295,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,384,506
616,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/29	516,495
				2,001,712
	Texas – 0.3%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	420,465

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah – 0.4%
$500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	$456,242

Total Investments – 95.2%	113,863,220
(Cost $111,962,257)
Net Other Assets and Liabilities – 4.8%	5,727,961
Net Assets – 100.0%	$119,591,181
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	15	Mar 2022	$ (2,334,375)	$(5,738)
Ultra 10-Year Treasury Notes	Short	21	Mar 2022	(2,999,391)	(4,360)
				$(5,333,766)	$(10,098)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $17,783,293 or 14.9% of net assets.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Zero coupon bond.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CA MTG INS	California Mortgage Insurance
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
NATL	National Public Finance Guarantee Corp.
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 113,863,220	$ —	$ 113,863,220	$ —

LIABILITIES TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$ (10,098)	$ (10,098)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.
**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 94.1%
	American Samoa – 2.6%
$250,000	American Samoa AS Econ Dev Auth Gen Rev, Ser A (a)	5.00%	09/01/38	$298,116
	Florida – 2.2%
225,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	5.00%	06/01/35	254,808
	New York – 84.6%
350,000	Albany NY Capital Res Corp Natl Chrt Sch Revolving Equitable Sch Revolving Fund Social Bonds, Ser D	4.00%	11/01/46	394,226
350,000	Amherst NY Dev Corp Ref Ubf Fac Stdt Hsg, BAM	4.00%	10/01/42	396,545
400,000	Build NYC Res Corp NY Rev Acad Leadership Chrt Sch Proj	4.00%	06/15/36	439,571
300,000	Build NYC Res Corp NY Rev NY Preparatory Chrt Sch Proj, Ser A	4.00%	06/15/31	324,065
500,000	Build NYC Res Corp NY Rev Richmond Prep Chtr Sch Proj Social Impact Proj, Ser A (a)	5.00%	06/01/41	556,300
255,000	Chemung Cnty NY Ref, AGM	4.00%	12/15/27	288,720
285,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	4.00%	02/15/36	313,354
355,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/37	444,942
315,000	Met Transprtn Auth NY Rev Ref, Ser D	4.00%	11/15/42	336,980
400,000	Monroe Cnty NY Indl Dev Corp Rev Univ of Rochester Proj, Ser A	4.00%	07/01/50	443,497
475,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Wtr & Swr Sys Second General Resolution, Ser BB2	4.00%	06/15/42	540,008
135,000	New York City NY Transitional Fin Auth Rev Subord Future Tax Secured, Ser C-1	4.00%	11/01/40	151,781
345,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-3	4.00%	05/01/43	385,718
250,000	Niagara Cnty NY Tobacco Asset Securitization Corp Tobacco As Ref Asset Bkd Bds	5.00%	05/15/22	252,961
235,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/35	265,393
325,000	NY St Dorm Auth Revs Non St Supported Debt Grp 2 Memorial Sloan Kettering Cancer Ctr Rev, Ser 1	3.00%	07/01/34	348,741
300,000	NY St Dorm Auth Revs Non St Supported Debt Ref N Shore Long Island Jewish Oblig Grp, Ser A	5.00%	05/01/36	331,850
250,000	NY St Liberty Dev Corp Liberty Rev Ref, Ser 1WTC	4.00%	02/15/43	277,011
500,000	NY St Thruway Auth Gen Rev Junior Indebtedness Oblig Subord, Ser B	4.00%	01/01/50	545,089
120,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/33	144,304
250,000	NY St Urban Dev Corp Rev Ref Grp 3, Ser E	4.00%	03/15/46	277,226
200,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	4.00%	07/01/41	221,334
250,000	Port Auth of NY & NJ NY Consolidated Bonds Two Hundred Fourteenth Ser, AMT	5.00%	09/01/30	303,618
275,000	Port Auth of NY & NJ NY Ref Consolidated Bonds Two Hundred Twelfth Ser	4.00%	09/01/37	311,025
500,000	Suffolk NY Tobacco Asset Securitization Corp Tobacco Stlmt Asset Backed Sub Bonds, Ser B-1	4.00%	06/01/50	542,326
190,000	Troy NY Capital Res Corp Rev Rensselaer Polytechnic Institute Proj Ref	4.00%	09/01/35	218,232
280,000	Troy NY Capital Res Corp Rev Rensselaer Polytechnic Institute Proj Ref	4.00%	09/01/36	321,255
100,000	Tsasc Inc NY Ref, Ser A	5.00%	06/01/32	115,612
325,000	Wayne Cnty NY Wtr & Swr Auth Wtr & Swr Sys Rev Green Bond, BAM	4.00%	12/15/41	374,445
				9,866,129
See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico – 2.4%
$153,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(b)	07/01/29	$128,286
194,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(b)	07/01/31	151,549
				279,835
	Texas – 2.3%
250,000	North Parkway Muni Mgmt Dist #1 Tx Spl Assmnt Rev Major Impts Proj (a)	5.00%	09/15/51	270,620

Total Investments – 94.1%	10,969,508
(Cost $11,312,357)
Net Other Assets and Liabilities – 5.9%	689,047
Net Assets – 100.0%	$11,658,555
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	3	Mar 2022	$ (466,875)	$12,140
Ultra 10-Year Treasury Notes	Short	2	Mar 2022	(285,656)	7,745
				$(752,531)	$19,885

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $1,125,036 or 9.6% of net assets.
(b)	Zero coupon bond.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 10,969,508	$ —	$ 10,969,508	$ —
Futures Contracts**	19,885	19,885	—	—
Total	$ 10,989,393	$ 19,885	$ 10,969,508	$—

*	See Portfolio of Investments for state and territory breakout.
**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2022 (Unaudited)
	First Trust California Municipal High Income ETF (FCAL)	First Trust New York Municipal High Income ETF (FMNY)
ASSETS:
Investments, at value	$ 113,863,220	$ 10,969,508
Cash	4,510,211	306,789
Cash segregated as collateral for open futures contracts	104,620	15,400
Receivables:
Interest	1,178,853	97,388
Investment securities sold	—	3,203,578
Variation margin	—	375
Total Assets	119,656,904	14,593,038
LIABILITIES:
Payables:
Investment advisory fees	50,910	6,361
Variation margin	14,813	—
Fund shares redeemed	—	2,928,122
Total Liabilities	65,723	2,934,483
NET ASSETS	$119,591,181	$11,658,555
NET ASSETS consist of:
Paid-in capital	$ 119,399,517	$ 12,072,438
Par value	22,500	4,000
Accumulated distributable earnings (loss)	169,164	(417,883)
NET ASSETS	$119,591,181	$11,658,555
NET ASSET VALUE, per share	$53.15	$29.15
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,250,002	400,002
Investments, at cost	$111,962,257	$11,312,357
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2022 (Unaudited)
	First Trust California Municipal High Income ETF (FCAL)	First Trust New York Municipal High Income ETF (FMNY)
INVESTMENT INCOME:
Interest	$ 1,439,385	$ 189,604
Total investment income	1,439,385	189,604
EXPENSES:
Investment advisory fees	375,259	49,407
Total expenses	375,259	49,407
Fees waived by the investment advisor	(86,598)	(11,402)
Net expenses	288,661	38,005
NET INVESTMENT INCOME (LOSS)	1,150,724	151,599
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(112,959)	(174,294)
Futures contracts	(53,388)	(20,839)
Net realized gain (loss)	(166,347)	(195,133)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,775,151)	(569,303)
Futures contracts	124,121	41,994
Net change in unrealized appreciation (depreciation)	(4,651,030)	(527,309)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,817,377)	(722,442)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,666,653)	$(570,843)

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust California Municipal High Income ETF (FCAL)		First Trust New York Municipal High Income ETF (FMNY)
	Six Months Ended 1/31/2022 (Unaudited)	Year Ended 7/31/2021	Six Months Ended 1/31/2022 (Unaudited)	Period Ended 7/31/2021 (a)
OPERATIONS:
Net investment income (loss)	$ 1,150,724	$ 2,039,398	$ 151,599	$ 46,946
Net realized gain (loss)	(166,347)	418,351	(195,133)	29,919
Net increase from payment by the advisor	—	219	—	—
Net change in unrealized appreciation (depreciation)	(4,651,030)	3,455,246	(527,309)	204,345
Net increase (decrease) in net assets resulting from operations	(3,666,653)	5,913,214	(570,843)	281,210
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,147,501)	(1,990,252)	(98,250)	(30,000)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	19,206,728	21,698,863	—	15,004,560
Cost of shares redeemed	—	(8,129,605)	(2,928,122)	—
Net increase (decrease) in net assets resulting from shareholder transactions	19,206,728	13,569,258	(2,928,122)	15,004,560
Total increase (decrease) in net assets	14,392,574	17,492,220	(3,597,215)	15,255,770
NET ASSETS:
Beginning of period	105,198,607	87,706,387	15,255,770	—
End of period	$ 119,591,181	$ 105,198,607	$ 11,658,555	$ 15,255,770
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,900,002	1,650,002	500,002	—
Shares sold	350,000	400,000	—	500,002
Shares redeemed	—	(150,000)	(100,000)	—
Shares outstanding, end of period	2,250,002	1,900,002	400,002	500,002

(a)	Inception date is May 12, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust California Municipal High Income ETF (FCAL)
	Six Months Ended 1/31/2022 (Unaudited)	Year Ended July 31,				Period Ended 7/31/2017 (a)
		2021	2020	2019	2018
Net asset value, beginning of period	$ 55.37	$ 53.16	$ 52.70	$ 50.11	$ 50.14	$ 50.00
Income from investment operations:
Net investment income (loss)	0.53	1.16	1.17	1.49	1.45	0.10
Net realized and unrealized gain (loss)	(2.21)	2.19 (b)	0.51	2.60	(0.04)	0.14
Total from investment operations	(1.68)	3.35	1.68	4.09	1.41	0.24
Distributions paid to shareholders from:
Net investment income	(0.54)	(1.14)	(1.17)	(1.50)	(1.40)	(0.10)
Net realized gain	—	—	—	—	(0.04)	—
Return of capital	—	—	(0.05)	—	—	(0.00) (c)
Total distributions	(0.54)	(1.14)	(1.22)	(1.50)	(1.44)	(0.10)
Net asset value, end of period	$53.15	$55.37	$53.16	$52.70	$50.11	$50.14
Total return (d)	(3.05)%	6.37% (b)	3.23%	8.32%	2.83%	0.50%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 119,591	$ 105,199	$ 87,706	$ 34,257	$ 17,539	$ 10,029
Ratio of total expenses to average net assets	0.65% (e)	0.65%	0.65%	0.65%	0.65%	0.65% (e)
Ratio of net expenses to average net assets	0.50% (e)	0.50%	0.50%	0.50%	0.50%	0.50% (e)
Ratio of net investment income (loss) to average net assets	1.99% (e)	2.16%	2.28%	3.01%	2.97%	1.74% (e)
Portfolio turnover rate (f)	5%	25%	81%	69%	91%	22%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	The Fund received a reimbursement from the advisor in the amount of $219, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Amount is less than $0.01.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.
(e)	Annualized.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust New York Municipal High Income ETF (FMNY)
	Six Months Ended 1/31/2022 (Unaudited)	Period Ended 7/31/2021 (a)
Net asset value, beginning of period	$ 30.51	$ 30.00
Income from investment operations:
Net investment income (loss)	0.35	0.09
Net realized and unrealized gain (loss)	(1.51)	0.48
Total from investment operations	(1.16)	0.57
Distributions paid to shareholders from:
Net investment income	(0.20)	(0.04)
Net realized gain	—	(0.02)
Total distributions	(0.20)	(0.06)
Net asset value, end of period	$29.15	$30.51
Total return (b)	(3.83)%	1.90%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 11,659	$ 15,256
Ratio of total expenses to average net assets	0.65% (c)	0.65% (c)
Ratio of net expenses to average net assets	0.50% (c)	0.50% (c)
Ratio of net investment income (loss) to average net assets	1.99% (c)	1.41% (c)
Portfolio turnover rate (d)	43%	16%

(a)	Inception date is May 12, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the following funds, (each a “Fund” and collectively, the “Funds”):
First Trust California Municipal High Income ETF – (The Nasdaq Stock Market LLC ticker “FCAL”)
First Trust New York Municipal High Income ETF – (NYSE Arca, Inc. ticker “FMNY”)
FCAL is a diversified series of the Trust. FMNY is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The primary investment objective of each Fund is to seek to provide current income that is exempt from regular federal income taxes and, for FCAL, California income taxes and, for FMNY, New York income taxes. The secondary investment objective of each Fund is long-term capital appreciation. Under normal market conditions, each Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and, for FCAL, California income taxes and, for FMNY, New York State and New York City income taxes. There can be no assurance that a Fund will achieve its investment objectives. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2022, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Restricted Securities
FCAL invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2022, FCAL held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. FCAL does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$106.59	$251,929	$266,487	0.22%
CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G, 5.00%, 06/01/37	12/05/17	$300,000	110.87	309,580	332,617	0.28
				$561,509	$599,104	0.50%
D. Futures Contracts
The Funds may purchase or sell (i.e., are long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, the Funds must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. This daily fluctuation in the value of the contracts is also known as variation margin and is included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amounts of $104,620 and $15,400 for FCAL and FMNY, respectively, is shown as “Cash segregated as collateral for open futures contracts” on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended July 31, 2021, was as follows:
	Distributions paid from Tax-exempt Income	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust California Municipal High Income ETF	$ 1,983,260	$ 6,992	$ —	$ —
First Trust New York Municipal High Income ETF	22,190	7,810	—	—
As of July 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust California Municipal High Income ETF	$ 6,826	$ (1,800,225)	$ 6,776,717
First Trust New York Municipal High Income ETF	23,335	—	227,875
F. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, each Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FCAL, taxable years ended 2019, 2020, and 2021 remain open to federal and state audit. For FMNY, the taxable period ended 2021 remains open to federal and state audit. As of January 31, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
First Trust California Municipal High Income ETF	$ 1,800,225
First Trust New York Municipal High Income ETF	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended July 31, 2021, the Funds did not incur any net late year ordinary losses.
As of January 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust California Municipal High Income ETF	$ 111,962,257	$ 3,008,853	$ (1,117,988)	$ 1,890,865
First Trust New York Municipal High Income ETF	11,312,357	40,329	(363,293)	(322,964)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreements between the Trust and the Advisor, First Trust manages the investment of the Funds’ assets and is responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreements, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Funds have agreed to pay First Trust an annual unitary management fee equal to 0.65% of their average daily net assets. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust’s Board of Trustees and the Advisor have entered into Fee Waiver Agreements for the Funds pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of each Fund’s average daily net assets until November 30, 2022 and May 11, 2023, for FCAL and FMNY, respectively. The waiver agreements may be terminated by action of the Trust’s Board of Trustees at any time upon 60 days’ written notice by the Trust on behalf of the Funds or by the Advisor only after November 30, 2022 and May 11, 2023, for FCAL and FMNY, respectively. First Trust does not have the right to recover the fees waived. During the six months ended January 31, 2022, the Advisor waived fees of $86,598 and $11,402 for FCAL and FMNY, respectively.
During the fiscal year ended July 31, 2021, FCAL received a payment from the Advisor of $219 in connection with a trade error.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of the Funds’ assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Funds’ securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Funds.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended January 31, 2022, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust California Municipal High Income ETF	$ 20,489,696	$ 5,077,459
First Trust New York Municipal High Income ETF	6,029,647	8,886,318

For the six months ended January 31, 2022, the Funds had no in-kind transactions.
5. Derivative Transactions
The following tables present the type of derivatives held by each Fund at January 31, 2022, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.
FCAL
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ —	Unrealized depreciation on futures contracts*	$ 10,098
FMNY
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ 19,885	Unrealized depreciation on futures contracts*	$ —
* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2022, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
	Interest Rate Risk
Statements of Operations Location	FCAL	FMNY
Net realized gain (loss) on futures contracts	$(53,388)	$(20,839)
Net change in unrealized appreciation (depreciation) on futures contracts	124,121	41,994
During the six months ended January 31, 2022, for FCAL, the notional value of futures contracts opened and closed were $39,030,072 and $37,788,091, respectively.
During the six months ended January 31, 2022, for FMNY, the notional value of futures contracts opened and closed were $2,622,973 and $2,308,136, respectively.
The Funds do not have the right to offset financial assets and liabilities related to futures contracts on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2022 for FCAL and May 11, 2023 for FMNY.
8. Borrowings
The Trust, on behalf of FCAL, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV have a $355 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to October 29, 2021, the commitment amount was $330 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended January 31, 2022.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
10. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
Effective March 2, 2022, the credit agreement with Scotia was amended, and the maximum commitment amount changed from $355,000,000 to $280,000,000.
Effective March 9, 2022, Brendan Stewart is no longer a portfolio manager of FCAL.
Tom Byron has been added as a portfolio manager to each of the Funds. Tom Byron joined First Trust in March 2022 as a Senior Vice President and Portfolio Manager and has over 40 years of experience in municipal unit trust and municipal bond portfolio management. Prior to joining First Trust, Mr. Byron was a Director and Portfolio Manager at BMO Global Asset Management for over six years. Mr. Byron also was an Executive Director and Senior Portfolio Manager at Invesco for five years and Morgan Stanley for thirteen years. Mr. Byron has an BS from Marquette University and an MBA from DePaul University.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund III
First Trust Municipal High Income ETF (FMHI)

Semi-Annual Report
For the Six Months Ended
January 31, 2022

First Trust Municipal High Income ETF (FMHI)
Semi-Annual Report
January 31, 2022
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Municipal High Income ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Municipal High Income ETF (FMHI)
Semi-Annual Letter from the Chairman and CEO
January 31, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Municipal High Income ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended January 31, 2022.
It is times like these that really test the resolve of investors. Since the start of November 2021, we have seen the major U.S. stock indices decline markedly from their all-time highs. Many pundits and experts are calling for additional near-term selling pressure due to robust inflation and the prospects for multiple interest rate hikes from the Federal Reserve (the “Fed”), with anticipation that rate increases could begin as early as March 2022. For the record, Brian Wesbury, Chief Economist at First Trust, has been steadfast in his belief that the Fed is already behind the curve with respect to inflation and interest rates, which means the Fed may have a little chasing to do at some point to deliver on its mandate of price stability. In January 2022, the Consumer Price Index stood at 7.5% on a trailing 12-month basis, the highest it has been since 1982, according to the U.S. Bureau of Labor Statistics (“BLS”). The spike in inflation over the past year is primarily rooted in a massive increase in the U.S. money supply, in my opinion. It was brought to bear to mitigate the economic fallout from the coronavirus (“COVID-19”) pandemic. The disruption of the global supply chain and the overall lack of goods available for consumption are also contributing to the spike in inflation, and both happen to be collateral damage from the pandemic. Remember, the definition of inflation is “too many dollars chasing too few goods.” This is the climate we are in today.
It has been roughly two years since the onset of the COVID-19 pandemic and we are still battling this stubborn virus. There is, however, some good news to report. Despite the recommendation from the Centers for Disease Control and Prevention that masks continue to be worn indoors, as of mid-February 2022, many states had terminated their divisive mask mandates, and more could do so soon. Providing that the number of cases continues to shrink in the U.S., and we do not encounter any other significant variants like Omicron, we could attempt another run at fully reopening the U.S. economy (such an attempt was made in 2021 prior to the onset of the Omicron variant). Reopening the economy could prove to be a positive, and much needed, influence on getting more people back to work. This is especially relevant for those parents staying at home due to a shortage of daycare services or for those with children still e-learning. The U.S. finished 2021 with 10.9 million job openings, well above the 10-year average of 6.0 million, according to the BLS.
Lastly, we believe that politics, both domestic and foreign, could influence the markets in 2022. The most pressing issue currently is the conflict between Russia and Ukraine. The prevailing concern is that a Russian invasion could boost uncertainty and increase volatility in the markets, particularly the energy market. A war could conceivably push the price of oil higher, putting additional strain on inflation. On the domestic front, as it stands, the Biden Administration’s Build Back Better Act does not have the support of enough Democrats in the Senate to pass. It included substantial tax hikes primarily targeting the wealthy to pay for the nearly $2 trillion price tag. At best, the hope is to split it up into smaller bills to see if pieces of it can pass. That leads us to the second domestic political issue: the midterm elections in November 2022. If the Republicans can win back control of the House and the Senate, I would expect gridlock to persist throughout the last two years of President Joe Biden’s term. The good news is that gridlock is a normal byproduct of our system of checks and balances. The markets have experienced it, and investors have navigated it, plenty of times. The bottom line is that we need to reopen the economy and get people back to work. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Municipal High Income ETF (FMHI)
The primary investment objective of the First Trust Municipal High Income ETF (the “Fund”) is to provide federally tax-exempt income, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes (“Municipal Securities”). Under normal market conditions, the Fund invests at least 50% of its net assets in Municipal Securities that are, at the time of investment, rated below investment grade by at least one nationally recognized statistical rating organization rating such securities (or Municipal Securities that are unrated and determined by the Fund’s advisor to be of comparable quality), commonly referred to as “high yield” or “junk” bonds. The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC under the ticker symbol “FMHI.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/22	1 Year Ended 1/31/22	Inception (11/1/17) to 1/31/22	Inception (11/1/17) to 1/31/22
Fund Performance
NAV	-2.90%	2.43%	5.25%	24.30%
Market Price	-2.90%	2.54%	5.26%	24.36%
Index Performance
Bloomberg Municipal Bond Index	-3.10%	-1.89%	3.08%	13.75%
Blended Benchmark(1)	-2.48%	0.14%	4.20%	19.13%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices that make up the Blended Benchmark do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

(1)	The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years) which is comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond High Yield Index; and 50% of the Bloomberg Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond Index. Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

Fund Performance Overview (Unaudited) (Continued)
First Trust Municipal High Income ETF (FMHI) (Continued)
Sector Allocation	% of Total Investments (including cash)
Government Obligation Bond - Limited Tax	12.2%
Special Assessment	11.2
Education	10.0
Continuing Care Retirement Communities	8.5
Industrial Development Bond	7.6
Hospital	6.8
Dedicated Tax	5.1
Higher Education	4.4
Airport	4.0
Tax Increment	4.0
Government Obligation Bond - Unlimited Tax	3.8
Insured	3.5
Tobacco	2.6
Certificates of Participation	2.0
Local Housing	1.2
Gas	1.2
Student Housing	1.2
Toll Road	1.0
Water & Sewer	1.0
Utility	0.7
Skilled Nursing	0.7
Hotel	0.7
Mass Transit	0.5
Housing	0.3
Other Health	0.2
Pre-refunded/Escrowed-to-maturity	0.1
Port	0.0*
Cash	5.5
Total	100.0%

*	Amount is less than 0.1%.

Credit Rating(2)	% of Total Investments (including cash)
AAA	0.6%
AA	8.3
A	12.2
BBB	11.4
BB	11.8
B	1.6
CCC	0.5
Not Rated	47.8
SP-2/MIG1	0.3
Cash	5.5
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	95.9%
Net Other Assets and Liabilities**	4.1
Total	100.0%

**	Includes variation margin on futures contracts.

(2)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Municipal High Income ETF (FMHI) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Municipal High Income ETF (FMHI)
Semi-Annual Report
January 31, 2022 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Municipal High Income ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
Tom Futrell, CFA, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The First Trust Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA and Johnathan Wilhelm who serve as senior portfolio managers of the Fund. Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Fund, the Team manages/consults for a variety of First Trust investment portfolios and separately managed accounts.

First Trust Municipal High Income ETF (FMHI)
Understanding Your Fund Expenses
January 31, 2022 (Unaudited)
As a shareholder of the First Trust Municipal High Income ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2022.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Municipal High Income ETF (FMHI)
Actual	$1,000.00	$971.00	0.55%	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	0.55%	$2.80

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2021 through January 31, 2022), multiplied by 184/365 (to reflect the six-month period).

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 95.9%
	Alabama – 0.4%
$500,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds, Proj No.7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$549,906
1,000,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	1,116,027
				1,665,933
	American Samoa – 0.2%
750,000	American Samoa AS Econ Dev Auth Gen Rev, Ser A (a)	5.00%	09/01/38	894,348
	Arizona – 3.2%
780,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	5.00%	07/01/39	885,908
750,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A (a)	5.00%	07/15/39	849,100
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (a)	5.00%	12/15/39	448,232
1,255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	4.00%	07/01/27	1,348,293
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/51	524,300
500,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/41	528,688
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (a)	5.00%	07/15/40	565,248
710,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/40	792,069
500,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Royal Oaks Inspirata Pointe Proj, Ser A	5.00%	05/15/41	557,865
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (a)	4.00%	07/01/29	1,099,119
2,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (a)	4.00%	12/01/51	1,921,305
100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	116,942
105,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Acdmy Proj (a)	4.00%	06/15/22	106,345
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	1,076,609
1,055,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/46	1,110,187
				11,930,210
	Arkansas – 0.3%
1,250,000	AR St Dev Fin Auth Hlthcare Facs Rev Carti Surgery Ctr Proj, Ser B	4.00%	07/01/52	1,297,899
	California – 5.2%
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/46	279,350
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/51	278,804
750,000	CA Pub Fin Auth Sr Living Rev Green Bond Temps 70 Enso Vlg Proj, Ser B-2 (a)	2.38%	11/15/28	753,162
1,825,000	CA St Infra & Econ Dev Bank Lease Rev Green Bond	5.00%	08/01/44	2,184,771
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	496,695
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	239,526
750,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	768,588
125,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/28	136,209
135,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/29	148,022
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,400,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/41	$1,555,443
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	648,838
1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev the Link Glendale Social Bonds, Ser A-2 (a)	4.00%	07/01/56	1,394,084
500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (a)	4.00%	07/01/56	500,765
465,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/46	505,103
1,375,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	4.00%	05/15/44	1,519,287
1,000,000	Marysville CA Jt Unif Sch Dist Green Bond, 2021 Energy Efficiency Proj, COPS, BAM	4.00%	06/01/39	1,120,086
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	346,761
450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	473,851
235,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/29	260,958
285,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/34	313,925
400,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/41	440,994
1,000,000	Sacramento CA Spl Tax	4.00%	09/01/41	1,101,093
895,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	4.00%	05/01/50	964,046
1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/41	1,095,023
1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/51	1,087,094
850,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/39	946,033
				19,558,511
	Colorado – 12.9%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,164,142
2,500,000	Aurora Highlands Cmnty Auth Brd CO Spl Tax Rev Ref, Ser A	5.75%	12/01/51	2,391,982
1,000,000	Baseline Met Dist #1 CO Spl Rev, Ser A	5.00%	12/01/51	1,050,963
1,000,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/51	1,059,247
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	572,938
1,030,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/40	1,114,274
734,000	Broadway Station Met Dist No 2 CO, Ser A	5.00%	12/01/35	785,416
1,440,000	Broomfield Vlg CO Met Dist #2 Ref, Ser A-1 (a)	5.00%	12/01/49	1,548,219
3,500,000	Canyon Pines Met Dist CO Spl Impt Dist #1 Spl Assmnt Rev Spl Impt Dist No 1, Ser A-2	3.75%	12/01/40	3,236,019
1,000,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	955,630
515,000	Chambers Highpoint Met Dist #2 CO	5.00%	12/01/41	533,541
835,000	Chambers Highpoint Met Dist #2 CO	5.00%	12/01/51	851,588
150,000	CO Eductnl & Cultural Auth Rev Ref W Ridge Acdmy Chrt Sch Proj, Ser A	5.00%	06/01/27	161,275
1,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/45	1,087,899
2,000,000	CO St Hlth Facs Auth Hosp Rev Aberdeen Ridge, Ser A	5.00%	05/15/58	2,032,542
850,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	940,611
625,000	CO St Hlth Facs Auth Hosp Rev Sr Living Ralston Creek Arvada Proj, Ser A	5.25%	11/01/32	486,755
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	534,586
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/41	1,816,199

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/51	$1,596,192
1,445,000	Fitzsimons Vlg Met Dist #3 CO Ref, Ser A-1	4.00%	12/01/41	1,361,673
650,000	Highlands Met Dist #1 CO	4.00%	12/01/31	660,679
540,000	Highlands Met Dist #1 CO	5.00%	12/01/41	569,757
1,675,000	Horizon Met Dist #2 CO (a)	4.50%	12/01/51	1,621,955
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	969,829
500,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	531,456
1,225,000	Jay Grove Met Dist CO	4.25%	12/01/51	1,146,617
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	599,395
875,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/39	933,779
905,000	Mountain Brook Met Dist CO	4.50%	12/01/41	862,668
500,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	555,244
500,000	Peak Met Dist #1 CO, Ser A (a)	4.00%	12/01/35	519,046
500,000	Peak Met Dist #1 CO, Ser A (a)	5.00%	12/01/41	539,099
1,500,000	Powhaton Cmnty Auth CO Ltd Tax Supported Dist #3 Rev	5.00%	12/01/51	1,461,377
865,000	Prairie Ctr Met Dist #7 CO	4.13%	12/15/36	916,080
515,000	Pronghorn Vly Met Dist CO, Ser A	3.75%	12/01/41	504,380
1,500,000	Pueblo CO Urban Renewal Auth Tax Incr Rev Auth Evraz Proj Tax Incr Rev, Ser A, CIBS (a)	4.75%	12/01/45	1,644,892
500,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/27	585,351
325,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/28	387,838
300,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/29	364,308
785,000	Siena Lake Met Dist CO	3.25%	12/01/31	758,601
2,400,000	Siena Lake Met Dist CO	4.00%	12/01/51	2,267,939
560,000	Stc Met Dist #2 CO Ref, Ser A	3.00%	12/01/25	572,920
1,000,000	Sterling Ranch Met Dist #1 CO	5.00%	12/01/40	1,083,252
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	532,182
1,200,000	Transport Met Dist #3 CO MDD, Ser 2021-A-1	5.00%	12/01/41	1,317,167
650,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/40	697,730
740,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	788,392
				48,673,624
	Connecticut – 2.5%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	301,681
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare Proj, Ser A	4.00%	07/01/51	2,251,438
540,000	CT St Hlth & Eductnl Facs Auth Rev Mclean Issue, Ser A (a)	5.00%	01/01/55	585,640
250,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	282,766
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	276,690
1,500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	1,693,748
480,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (a)	4.00%	04/01/36	498,973
550,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (a)	4.00%	04/01/41	565,814
1,725,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (a)	4.00%	04/01/51	1,756,233
1,000,000	Univ of CT CT, Ser A	5.00%	11/01/35	1,203,093
				9,416,076
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Delaware – 0.2%
$529,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	$568,431
	District of Columbia – 0.4%
1,500,000	DC Rev Rocketship DC Oblig Grp, Ser A (a)	5.00%	06/01/51	1,679,236
	Florida – 12.4%
500,000	Alachua Cnty FL Hlth Facs Auth Ref Oak Hammock at The Univ of FL Inc Proj, CCRC	4.00%	10/01/46	533,161
2,000,000	Alachua Cnty FL Hlth Facs Auth Shands Teaching Hosp & Clinics Inc, Ser A	4.00%	12/01/49	2,214,156
200,000	Capital Region FL CDD Rev Ref Capital Impt, Ser A-1	4.13%	05/01/23	201,945
445,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (a)	4.00%	07/01/41	473,730
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (a)	4.00%	07/01/51	550,183
200,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	215,628
300,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	345,951
1,500,000	Capital Trust Agy FL Rev Sr Edu Growth Fund LLC Chrt Sch Port Proj, Ser A-1 (a)	5.00%	07/01/56	1,658,802
750,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/41	779,966
1,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/51	1,027,163
650,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	697,777
915,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	931,949
525,000	Epperson Ranch CDD FL Capital Impt Rev, Ser A-1	5.00%	11/01/28	557,391
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	4.00%	05/01/52	1,259,542
2,000,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond Brightline Passenger Rail Remk, Ser B, AMT (a)	7.38%	01/01/49	2,173,113
1,385,000	FL St Dev Fin Corp Eductnl Facs Rev Ref Global Outreach Chrt Acdmy Proj, Ser A (a)	4.00%	06/30/56	1,432,467
1,000,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	5.00%	06/01/51	1,111,585
1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (a)	4.00%	06/01/46	1,073,562
2,000,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev, Ser A, AMT	5.00%	10/01/44	2,388,242
1,000,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	4.00%	05/01/40	1,031,415
1,500,000	LTC Ranch West Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	4.00%	05/01/52	1,513,803
1,500,000	Miami-Dade Cnty FL Aviation Rev, Ser A, AMT	4.00%	10/01/44	1,631,975
85,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	94,313
1,250,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	4.00%	05/01/51	1,265,385
200,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	212,125
210,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	239,949
2,545,000	Palm Beach Cnty FL Hlth Facs Auth Hosp Rev Baptist Hlth S FL Obligated Grp	4.00%	08/15/49	2,802,723
1,000,000	Palm Beach Cnty FL Rev Lynn Univ Hsg Proj, Ser A (a)	5.00%	06/01/57	1,140,700
465,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	5.25%	05/01/39	520,746
1,000,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	4.00%	12/15/51	1,022,918
1,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (a)	5.88%	01/01/33	1,808,699

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$375,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	$393,852
825,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/46	858,109
3,055,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	3,204,597
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	266,560
495,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	5.25%	11/01/39	549,743
1,000,000	Shingle Creek at Bronson CDD FL Spl Assmnt	4.00%	06/15/51	1,020,356
1,250,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	4.00%	06/15/52	1,290,720
750,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	757,212
770,000	Triple Creek FL CDD Spl Assmnt Vlgs Q&R Proj (a)	4.00%	11/01/51	784,283
1,000,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	4.00%	05/01/52	1,012,308
1,500,000	Viera Stewardship Dist FL Spl Assmnt Rev Vlg 2 Proj, Ser 2021	4.00%	05/01/53	1,532,540
230,000	Villamar CDD FL Spl Assmnt (b)	4.00%	05/01/29	241,288
1,250,000	Westside Haines City CDD Spl Assmnt Assmnt Area One Proj	4.00%	05/01/52	1,273,033
750,000	Wildblue CDD FL Spl Assmnt (a)	4.38%	06/15/49	792,777
				46,888,442
	Georgia – 1.9%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/38	1,118,455
1,000,000	Atlanta GA Arpt Rev Ref, Ser C, AMT	4.00%	07/01/39	1,131,764
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	58,530
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	529,482
1,500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Rev Canterbury Court Proj, Ser A (a)	4.00%	04/01/51	1,554,731
1,500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Rev Canterbury Court Proj, Ser A (a)	4.00%	04/01/56	1,542,878
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (a)	5.00%	01/01/36	571,692
400,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	474,831
				6,982,363
	Guam – 0.2%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser-D	5.00%	11/15/35	277,101
500,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	588,282
				865,383
	Hawaii – 0.8%
2,800,000	HI St Dept of Budget & Fin Spl Purp Rev Ref Hawaiian Elec Co Inc, Ser A, AMT	3.10%	05/01/26	2,952,182
	Illinois – 3.9%
275,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	272,608
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	342,400
1,250,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/36	1,462,375
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/34	1,172,438
250,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	292,803
100,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	100,187
2,000,000	Chicago IL Brd of Edu, Ser A	4.00%	12/01/43	2,127,280
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	469,782
400,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	441,518
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$515,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	$478,705
265,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	274,213
100,000	IL St	5.00%	04/01/24	107,942
500,000	IL St	5.50%	05/01/26	576,334
200,000	IL St	5.00%	06/01/27	226,901
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	286,506
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	285,618
100,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	111,824
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	342,293
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	166,378
2,500,000	IL St, Ser C	5.00%	11/01/29	2,873,130
650,000	IL St, Ser D	5.00%	11/01/24	713,436
1,660,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (a)	4.82%	01/01/41	1,605,905
				14,730,576
	Indiana – 2.2%
1,370,000	Anderson IN Mf Rev Sweet Galilee at the Wigwam Proj, Ser A	5.38%	01/01/40	1,398,854
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	254,878
1,500,000	IN St Fin Auth Envrnmntl Rev Ref US Steel Corp Proj, Ser A	4.13%	12/01/26	1,626,578
665,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	737,708
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (d)	5.25%	07/01/28	223,353
1,200,000	IN St Fin Auth Rev Ref BHI Sr Living, Ser A	4.00%	11/15/41	1,354,326
1,500,000	IN St Fin Auth Rev Ref Greencroft Obligated Grp, Ser A	4.00%	11/15/43	1,659,867
600,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	606,483
600,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	607,188
				8,469,235
	Iowa – 0.6%
2,000,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Subord Sr, Ser B-1, Class 2	4.00%	06/01/49	2,178,654
	Kansas – 0.3%
950,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	953,293
	Kentucky – 0.9%
1,940,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/39	2,218,442
750,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	797,758
230,000	KY St Univ KY St Univ Proj, COPS, BAM	4.00%	11/01/41	267,705
				3,283,905
	Louisiana – 0.9%
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	242,611
900,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/30	1,034,255
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (a)	6.35%	07/01/40	1,280,075

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$500,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (a)	6.10%	12/01/40	$639,349
				3,196,290
	Maine – 0.3%
1,000,000	ME St Fin Auth Green Bond Go Lab Madison, LLC Proj, AMT (a)	8.00%	12/01/51	979,829
	Maryland – 1.2%
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.95%	06/01/27	179,521
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.05%	06/01/28	188,849
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.15%	06/01/29	205,006
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.20%	06/01/30	193,861
900,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (a)	4.63%	07/01/43	1,031,468
1,000,000	MD St Econ Dev Corp Spl Oblig Port Covington Proj	4.00%	09/01/50	1,085,986
1,150,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj	5.00%	07/01/50	1,340,334
300,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Adventist Hlthcare	4.00%	01/01/38	338,675
				4,563,700
	Massachusetts – 0.8%
1,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	1,239,910
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	557,554
1,000,000	MA St Dev Fin Agy Rev Umass Dartmouth Stdt Hsg Proj	5.00%	10/01/48	1,109,111
				2,906,575
	Michigan – 1.4%
300,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	324,527
860,000	Detroit MI Social Bonds, Ser A	5.00%	04/01/38	1,022,232
1,180,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Junior Lien Bond, Ser B	5.00%	07/01/49	1,416,814
635,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/46	684,314
1,400,000	Wayne Cnty MI Arpt Auth Rev Tcrs, Ser B, BAM	5.00%	12/01/46	1,699,412
				5,147,299
	Minnesota – 1.3%
1,500,000	Duluth MN Econ Dev Auth Rev Ref Benedictine Hlth Sys, Ser A	4.00%	07/01/36	1,583,684
930,000	Duluth MN Econ Dev Auth Rev Ref Benedictine Hlth Sys, Ser A	4.00%	07/01/41	972,483
350,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/28	412,736
150,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj (a)	3.80%	08/01/27	155,654
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	113,750
850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	905,590
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	693,832
				4,837,729
	Missouri – 1.2%
275,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/29	312,821
2,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intrnl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/37	2,355,241
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intrnl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/54	1,159,806
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	84,676
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	11,208
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$725,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/30	$714,592
				4,638,344
	Nevada – 0.6%
315,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/25	352,898
200,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	217,996
700,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A (a)	5.00%	07/15/37	764,086
1,000,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (a)	2.75%	06/15/28	1,018,125
				2,353,105
	New Hampshire – 0.4%
1,000,000	Natl Fin Auth NH Rev Ref Green Bond, Ser B, AMT (Mandatory put 07/02/40) (a)	3.75%	07/01/45	1,029,062
500,000	NH St Hlth & Edu Facs Auth Rev Ref Sthrn NH Med Ctr	5.00%	10/01/37	565,800
				1,594,862
	New Jersey – 1.7%
1,000,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/30	1,149,563
500,000	NJ St Econ Dev Auth Rev Social Bonds, Ser QQQ	4.00%	06/15/36	558,708
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	113,579
850,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	792,651
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	593,432
1,500,000	NJ St Transprtn Trust Fund Auth Ref, Ser A	4.00%	06/15/36	1,676,273
500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	588,190
1,000,000	Tobacco Stlmt Fing Corp NJ Ref, Subser B	5.00%	06/01/46	1,113,885
				6,586,281
	New York – 5.1%
785,000	Build NYC Res Corp NY Rev NY Preparatory Chrt Sch Proj, Ser A	4.00%	06/15/41	840,066
785,000	Build NYC Res Corp NY Rev NY Preparatory Chrt Sch Proj, Ser A	4.00%	06/15/51	827,010
1,200,000	Build NYC Res Corp NY Rev Richmond Prep Chtr Sch Proj Social Impact Proj, Ser A (a)	5.00%	06/01/51	1,318,020
1,250,000	Dutchess Cnty NY Loc Dev Corp Rev Ref Bard Clg Proj, Ser A (a)	5.00%	07/01/40	1,444,707
1,500,000	Huntington NY Loc Dev Corp Rev Fountaingate Garden Proj, Ser A	5.25%	07/01/56	1,611,711
425,000	Met Transprtn Auth NY Rev Ref, Ser C-2A	4.00%	11/15/38	455,261
1,250,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	1,250,000
2,055,000	New York City NY Transitional Fin Auth Rev Subord Future Tax Secured, Ser C-1	4.00%	11/01/40	2,310,436
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	554,511
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	1,187,704
500,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airlines Inc John F. Kennedy Intl Arpt Proj, AMT	3.00%	08/01/31	521,449
940,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	1,082,378
400,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/31	481,639

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$450,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/32	$541,382
450,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/33	541,140
150,000	Troy NY Capital Res Corp Rev Rensselaer Polytechnic Institute Proj Ref	4.00%	09/01/34	172,508
2,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo, Subser B	5.00%	06/01/45	2,142,629
100,000	Westchester Cnty NY Loc Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	110,954
1,000,000	Westchester Cnty NY Loc Dev Corp Rev Ref Pur Sr Learning Cmnty Inc Proj, Ser A (a)	5.00%	07/01/56	1,048,947
840,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	5.00%	10/15/39	952,271
				19,394,723
	North Carolina – 1.4%
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,128,420
2,500,000	NC St Med Care Commn Hlthcare Facs Rev Lutheran Svcs For The Aging Ref, Ser A	4.00%	03/01/51	2,624,270
690,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	756,352
755,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/51	834,727
				5,343,769
	North Dakota – 0.1%
520,000	Horace ND Ref	3.00%	05/01/36	528,647
	Ohio – 3.4%
750,000	Allen Cnty OH Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.00%	12/01/35	921,091
3,600,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	3,959,801
1,000,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (a)	4.00%	12/01/55	1,021,559
750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	832,705
1,200,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	1,234,972
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	1,134,671
750,000	OH St Hgr Eductnl Fac Commn Ref Univ of Dayton 2020 Proj	4.00%	02/01/36	850,630
490,000	Port of Gtr Cincinnati Dev Auth OH Rev (a)	3.75%	12/01/31	487,986
550,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/41	627,735
1,500,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (a)	7.00%	12/01/42	1,686,975
				12,758,125
	Oklahoma – 0.8%
150,000	OK St Dev Fin Auth Hlthsys Rev Ou Medicine Proj, Ser B	5.00%	08/15/26	171,182
2,500,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (a)	7.25%	09/01/51	2,916,733
				3,087,915
	Oregon – 0.8%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	314,317
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	541,410
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon (Continued)
$1,150,000	OR St Facs Auth Rev Ref Samaritan Hlth Svcs Proj, Ser A	5.00%	10/01/40	$1,384,700
250,000	Yamhill Cnty OR Hosp Auth Ref Friendsview, Ser A	5.00%	11/15/51	283,289
475,000	Yamhill Cnty OR Hosp Auth Ref Friendsview, Ser A	5.00%	11/15/56	534,504
				3,058,220
	Pennsylvania – 6.6%
750,000	Allegheny Cnty PA Arpt Auth Arpt Rev, Ser A, AGM, AMT	4.00%	01/01/46	827,470
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	355,457
1,280,000	Berks Cnty PA Muni Auth Univ Rev Alvernia Univ Proj	5.00%	10/01/39	1,400,823
100,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	108,031
2,400,000	Dubois PA Hosp Auth Ref Penn Highlands Hlthcare	4.00%	07/15/51	2,626,602
240,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Univ Proj Ref, Ser TT1	4.00%	05/01/36	268,544
740,000	Kutztown PA Area Sch Dist, AGM	4.00%	03/15/37	843,541
250,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/28	283,336
515,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/31	577,237
1,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/39	1,211,426
300,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/37	316,115
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	263,314
1,700,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	1,772,481
665,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/36	753,568
350,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/30	406,678
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	11,331
1,875,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A	4.00%	12/01/50	2,095,743
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AMT, AGM	4.00%	07/01/39	1,129,967
800,000	Philadelphia PA Auth For Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/51	837,421
900,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/40	1,025,445
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	233,373
1,550,000	Philadelphia PA Gas Wks Rev Ref Sixteenth, Ser B, AGM	4.00%	08/01/40	1,765,291
1,200,000	Philadelphia PA Gas Wks Rev Sixteenth, Ser A, AGM	4.00%	08/01/45	1,353,995
2,250,000	Southcentrl PA Gen Auth Rev Ref Wellspan Hlth Obligated Grp, Ser A	4.00%	06/01/44	2,517,903
125,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	139,885
1,595,000	Wilkes-Barre PA Area Sch Dist, BAM	4.00%	04/15/49	1,784,525
				24,909,502
	Puerto Rico – 1.3%
250,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	251,777
1,559,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,666,753
177,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	148,408
1,195,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/33	868,244
315,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	342,717
551,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2 Converted	4.33%	07/01/40	599,484

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
$1,050,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2A	4.55%	07/01/40	$1,155,941
				5,033,324
	South Carolina – 1.2%
425,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	464,814
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	237,133
580,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	638,449
830,000	SC St Jobs Econ Dev Auth Eductnl Facs Rev Green Chrt Schs Proj, Ser A (a)	4.00%	06/01/36	870,663
2,000,000	SC St Jobs Econ Dev Auth Eductnl Facs Rev Green Chrt Schs Proj, Ser A (a)	4.00%	06/01/56	2,052,815
135,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	138,178
				4,402,052
	South Dakota – 0.2%
700,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/41	759,378
	Tennessee – 1.5%
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Stdt Hsg CDFI Phase I	5.00%	10/01/23	26,517
440,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/36	510,129
1,800,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/48	2,054,101
1,215,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/41	1,287,216
250,000	TN Energy Acq Corp Cmdy Proj Rev The TN Energy Acq Corp Cmdy Proj, Ser A	5.00%	11/01/30	305,120
500,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	515,376
730,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	832,260
				5,530,719
	Texas – 5.4%
1,200,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.00%	02/15/31	1,203,261
1,645,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	1,609,908
610,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref, Ser A	4.00%	08/15/41	649,029
50,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	51,930
1,000,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (a)	4.00%	09/01/50	1,017,661
556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	4.25%	09/15/41	554,510
420,000	Harris-Brazoria Cntys TX Muni Util Dist #509, AGM	3.00%	09/01/32	423,755
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,419,725
125,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	142,049
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,200,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (a)	4.00%	09/01/51	$1,181,533
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (d)	4.13%	09/01/29	266,704
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (a)	4.63%	09/01/39	537,121
300,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	318,207
1,250,000	Lago Vista TX Spl Assmt Rev Ref Tessera on Lake Travis, Ser B (a)	4.88%	09/01/50	1,280,780
400,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	4.50%	09/01/28	406,517
1,350,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (a)	4.00%	09/01/52	1,379,219
1,285,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/39	1,555,227
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/02/38	1,135,741
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	304,594
205,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/39	211,886
2,750,000	North Parkway Muni Mgmt Dist #1 Tx Spl Assmnt Rev Major Impts Proj (a)	5.00%	09/15/51	2,976,819
223,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	3.75%	09/15/31	216,149
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	4.13%	09/15/41	478,136
765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	4.25%	09/15/51	716,023
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	270,973
				20,307,457
	Utah – 4.4%
4,000,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (a)	4.00%	03/01/51	3,923,491
1,000,000	Med Sch Cmps Pub Infra Dist UT, Ser A (a)	5.25%	02/01/40	1,009,979
1,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (a)	4.25%	06/01/41	961,644
3,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (a)	4.50%	06/01/51	2,859,010
2,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	1,824,967
2,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	1,781,181
500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (a)	4.13%	02/01/41	502,250
1,000,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (a)	4.38%	02/01/51	1,007,406
1,690,000	UIPA Crossroads Pub Infra Dist UT Tax Diff Rev (a)	4.13%	06/01/41	1,649,188
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (a)	5.00%	06/15/39	524,310
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (a)	5.00%	06/15/39	723,462
				16,766,888
	Washington – 1.7%
560,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	649,069
1,000,000	WA St Convention Ctr Pub Facs Dist Junior Lodging Tax Notes Green Bond	4.00%	07/01/31	1,115,034
1,000,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	1,107,455
230,000	WA St Hlthcare Facs Auth Ref Fred Hutchinson Cancer Rsrch Ctr	5.00%	01/01/26	257,127
245,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/33	303,848
855,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	4.00%	12/01/40	976,486
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (a)	5.00%	07/01/50	800,231

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$990,606	WA St Hsg Fin Commn Social Ctf, Ser A-1	3.50%	12/20/35	$1,047,927
				6,257,177
	West Virginia – 0.8%
2,000,000	South Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (a)	4.50%	06/01/50	1,943,704
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Arch Res Proj, AMT (Mandatory put 07/01/25)	4.13%	07/01/45	1,040,225
				2,983,929
	Wisconsin – 2.9%
470,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	4.00%	06/15/30	504,186
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	5.00%	06/15/40	903,056
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	4.00%	07/01/30	526,577
500,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	531,370
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	417,417
1,600,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/41	1,711,279
250,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/45	276,165
200,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	211,777
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	182,917
1,000,000	Pub Fin Auth WI Rev Ref Roseman Univ of Hlth Sciences Proj (a)	4.00%	04/01/42	1,048,255
2,000,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (a)	6.85%	01/01/51	1,878,325
500,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/39	557,835
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Oakwood Lutheran Sr Ministries	4.00%	01/01/37	1,060,547
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Oakwood Lutheran Sr Ministries	4.00%	01/01/47	1,039,872
				10,849,578

Total Investments – 95.9%	361,763,718
(Cost $357,854,498)
Net Other Assets and Liabilities – 4.1%	15,463,092
Net Assets – 100.0%	$377,226,810
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	43	Mar 2022	$ (6,691,875)	$(27,363)
Ultra 10-Year U.S. Treasury Notes	Short	47	Mar 2022	(6,712,922)	(12,798)
				$(13,404,797)	$(40,161)

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $110,596,191 or 29.3% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
CIBS	Current Interest Bonds
COPS	Certificates of Participation
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 361,763,718	$ —	$ 361,763,718	$ —

LIABILITIES TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$ (40,161)	$ (40,161)	$ —	$ —

*	See Portfolio of Investments for state breakout.
**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
ASSETS:
Investments, at value (Cost $357,854,498)	$ 361,763,718
Cash	20,641,308
Cash segregated as collateral for open futures contracts	247,228
Receivables:
Investment securities sold	12,000,892
Interest	3,123,734
Total Assets	397,776,880
LIABILITIES:
Payables:
Fund shares redeemed	13,576,188
Investment securities purchased	6,770,539
Investment advisory fees	183,093
Variation margin	20,250
Total Liabilities	20,550,070
NET ASSETS	$377,226,810
NET ASSETS consist of:
Paid-in capital	$ 377,483,570
Par value	69,500
Accumulated distributable earnings (loss)	(326,260)
NET ASSETS	$377,226,810
NET ASSET VALUE, per share	$54.28
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	6,950,002
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Operations
For the Six Months Ended January 31, 2022 (Unaudited)
INVESTMENT INCOME:
Interest	$ 5,310,762
Total investment income	5,310,762
EXPENSES:
Investment advisory fees	1,190,138
Total expenses	1,190,138
Fees waived by the investment advisor	(255,030)
Net expenses	935,108
NET INVESTMENT INCOME (LOSS)	4,375,654
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(922,626)
Futures contracts	(57,875)
Net realized gain (loss)	(980,501)
Net change in unrealized appreciation (depreciation) on:
Investments	(14,683,467)
Futures contracts	167,105
Net change in unrealized appreciation (depreciation)	(14,516,362)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,496,863)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,121,209)

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statements of Changes in Net Assets
	Six Months Ended 1/31/2022 (Unaudited)	Year Ended 7/31/2021
OPERATIONS:
Net investment income (loss)	$ 4,375,654	$ 4,957,210
Net realized gain (loss)	(980,501)	467,432
Net increase from payment by the advisor	—	469
Net change in unrealized appreciation (depreciation)	(14,516,362)	14,677,444
Net increase (decrease) in net assets resulting from operations	(11,121,209)	20,102,555
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(4,797,001)	(4,856,433)
Return of capital	—	(226,820)
Total distributions to shareholders	(4,797,001)	(5,083,253)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	123,269,875	156,791,601
Cost of shares redeemed	(13,585,698)	—
Net increase (decrease) in net assets resulting from shareholder transactions	109,684,177	156,791,601
Total increase (decrease) in net assets	93,765,967	171,810,903
NET ASSETS:
Beginning of period	283,460,843	111,649,940
End of period	$ 377,226,810	$ 283,460,843
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,000,002	2,150,002
Shares sold	2,200,000	2,850,000
Shares redeemed	(250,000)	—
Shares outstanding, end of period	6,950,002	5,000,002
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 1/31/2022 (Unaudited)	Year Ended July 31,			Period Ended 7/31/2018 (a)
		2021	2020	2019
Net asset value, beginning of period	$ 56.69	$ 51.93	$ 52.48	$ 50.32	$ 50.00
Income from investment operations:
Net investment income (loss)	0.71	1.59	1.64	1.69	1.15
Net realized and unrealized gain (loss)	(2.34)	4.83 (b)	(0.48)	2.27	0.30
Total from investment operations	(1.63)	6.42	1.16	3.96	1.45
Distributions paid to shareholders from:
Net investment income	(0.78)	(1.59)	(1.62)	(1.67)	(1.13)
Return of capital	—	(0.07)	(0.09)	(0.13)	—
Total distributions	(0.78)	(1.66)	(1.71)	(1.80)	(1.13)
Net asset value, end of period	$54.28	$56.69	$51.93	$52.48	$50.32
Total return (c)	(2.90)%	12.57% (b)	2.25%	8.05%	2.93%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 377,227	$ 283,461	$ 111,650	$ 62,979	$ 27,677
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70% (d)
Ratio of net expenses to average net assets	0.55% (d)	0.55%	0.55%	0.55%	0.55% (d)
Ratio of net investment income (loss) to average net assets	2.57% (d)	3.00%	3.22%	3.44%	3.13% (d)
Portfolio turnover rate (e)	16%	19%	89%	71%	74%

(a)	Inception date is November 1, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	The Fund received a reimbursement from the advisor in the amount of $469 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Municipal High Income ETF (FMHI)
January 31, 2022 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Municipal High Income ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMHI” on The Nasdaq Stock Market LLC (“Nasdaq”). The Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The primary investment objective of the Fund is to provide federally tax-exempt income, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2022 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2022 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2022, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$111.68	$201,613	$223,353	0.06%
Kyle TX Spl Assmnt Rev 6 Creeks Pid #1, 4.13%, 09/01/29	05/08/19	250,000	106.68	250,000	266,704	0.07
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 4.50%, 09/01/28	05/04/18	400,000	101.63	397,161	406,517	0.11
				$848,774	$896,574	0.24%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contracts is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $247,228 is shown as “Cash segregated as collateral for open futures contracts” on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2022 (Unaudited)
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2021, was as follows:
Distributions paid from:
Ordinary income	$—
Capital gains	—
Tax-exempt income	4,856,433
Return of capital	226,820
As of July 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(2,976,926)
Net unrealized appreciation (depreciation)	18,568,876
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in such municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019, 2020 and 2021 remain open to federal and state audit. As of January 31, 2022, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2021, for federal income tax purposes, the Fund had $2,976,926 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2021, the Fund had no net ordinary losses.
As of January 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$357,854,498	$9,637,175	$(5,768,116)	$3,869,059

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2022 (Unaudited)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.70% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust’s Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for the Fund pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until November 30, 2022. The waiver agreement may be terminated by action of the Trust’s Board of Trustees at any time upon 60 days’ written notice by the Trust on behalf of the Fund or by the Advisor only after November 30, 2022. First Trust does not have the right to recover the fees waived. During the six months ended January 31, 2022, the Advisor waived fees of $255,030.
During the fiscal year ended July 31, 2021, the Fund received a reimbursement from the Advisor of $469 in connection with a trade error.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2022, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $152,892,593 and $52,926,890, respectively.
For the six months ended January 31, 2022, the Fund had no in-kind transactions.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2022 (Unaudited)
5. Derivative Transactions
The following table presents the type of derivatives held by the Fund at January 31, 2022, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ —	Unrealized depreciation on futures contracts*	$ 40,161
*Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2022, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(57,875)
Net change in unrealized appreciation (depreciation) on futures contracts	167,105
During the six months ended January 31, 2022, the notional value of futures contracts opened and closed were $107,087,373 and $100,730,815, respectively.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2022 (Unaudited)
charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2022.
8. Borrowings
The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV have a $355 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to October 29, 2021, the commitment amount was $330 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended January 31, 2022.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were the following subsequent events:
Effective March 2, 2022, the credit agreement with Scotia was amended, and the maximum commitment amount changed from $355,000,000 to $280,000,000.
Tom Byron has been added as a portfolio manager to the Fund. Tom Byron joined First Trust in March 2022 as a Senior Vice President and Portfolio Manager and has over 40 years of experience in municipal unit trust and municipal bond portfolio management. Prior to joining First Trust, Mr. Byron was a Director and Portfolio Manager at BMO Global Asset Management for over six years. Mr. Byron also was an Executive Director and Senior Portfolio Manager at Invesco for five years and Morgan Stanley for thirteen years. Mr. Byron has an BS from Marquette University and an MBA from DePaul University.

Additional Information
First Trust Municipal High Income ETF (FMHI)
January 31, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2022 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2022 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund III
First Trust Short Duration Managed Municipal ETF (FSMB)

First Trust Ultra Short Duration Municipal ETF (FUMB)

Semi-Annual Report
For the Six Months Ended
January 31, 2022

First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2022
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
January 31, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six-month period ended January 31, 2022.
It is times like these that really test the resolve of investors. Since the start of November 2021, we have seen the major U.S. stock indices decline markedly from their all-time highs. Many pundits and experts are calling for additional near-term selling pressure due to robust inflation and the prospects for multiple interest rate hikes from the Federal Reserve (the “Fed”), with anticipation that rate increases could begin as early as March 2022. For the record, Brian Wesbury, Chief Economist at First Trust, has been steadfast in his belief that the Fed is already behind the curve with respect to inflation and interest rates, which means the Fed may have a little chasing to do at some point to deliver on its mandate of price stability. In January 2022, the Consumer Price Index stood at 7.5% on a trailing 12-month basis, the highest it has been since 1982, according to the U.S. Bureau of Labor Statistics (“BLS”). The spike in inflation over the past year is primarily rooted in a massive increase in the U.S. money supply, in my opinion. It was brought to bear to mitigate the economic fallout from the coronavirus (“COVID-19”) pandemic. The disruption of the global supply chain and the overall lack of goods available for consumption are also contributing to the spike in inflation, and both happen to be collateral damage from the pandemic. Remember, the definition of inflation is “too many dollars chasing too few goods.” This is the climate we are in today.
It has been roughly two years since the onset of the COVID-19 pandemic and we are still battling this stubborn virus. There is, however, some good news to report. Despite the recommendation from the Centers for Disease Control and Prevention that masks continue to be worn indoors, as of mid-February 2022, many states had terminated their divisive mask mandates, and more could do so soon. Providing that the number of cases continues to shrink in the U.S., and we do not encounter any other significant variants like Omicron, we could attempt another run at fully reopening the U.S. economy (such an attempt was made in 2021 prior to the onset of the Omicron variant). Reopening the economy could prove to be a positive, and much needed, influence on getting more people back to work. This is especially relevant for those parents staying at home due to a shortage of daycare services or for those with children still e-learning. The U.S. finished 2021 with 10.9 million job openings, well above the 10-year average of 6.0 million, according to the BLS.
Lastly, we believe that politics, both domestic and foreign, could influence the markets in 2022. The most pressing issue currently is the conflict between Russia and Ukraine. The prevailing concern is that a Russian invasion could boost uncertainty and increase volatility in the markets, particularly the energy market. A war could conceivably push the price of oil higher, putting additional strain on inflation. On the domestic front, as it stands, the Biden Administration’s Build Back Better Act does not have the support of enough Democrats in the Senate to pass. It included substantial tax hikes primarily targeting the wealthy to pay for the nearly $2 trillion price tag. At best, the hope is to split it up into smaller bills to see if pieces of it can pass. That leads us to the second domestic political issue: the midterm elections in November 2022. If the Republicans can win back control of the House and the Senate, I would expect gridlock to persist throughout the last two years of President Joe Biden’s term. The good news is that gridlock is a normal byproduct of our system of checks and balances. The markets have experienced it, and investors have navigated it, plenty of times. The bottom line is that we need to reopen the economy and get people back to work. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Short Duration Managed Municipal ETF (FSMB)
The investment objective of First Trust Short Duration Managed Municipal ETF (the “Fund”) seeks to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. The Fund’s investment advisor seeks to construct a portfolio that has a weighted average duration of 1-3 years. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “FSMB.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/22	1 Year Ended 1/31/22	Inception (11/1/18) to 1/31/22	Inception (11/1/18) to 1/31/22
Fund Performance
NAV	-1.72%	-0.68%	2.49%	8.31%
Market Price	-1.72%	-0.73%	2.49%	8.31%
Index Performance
Bloomberg Municipal Short (1-5) Year Index	-1.83%	-1.41%	1.98%	6.58%
(See Notes to Fund Performance Overview on page 6.)
Sector Allocation	% of Total Investments (including cash)
Insured	16.9%
Gas	10.1
Special Assessment	7.8
Hospital	7.1
Government Obligation Bond - Unlimited Tax	6.8
Certificates of Participation	5.2
Continuing Care Retirement Communities	4.7
Industrial Development Bond	4.5
Pre-refunded/Escrowed-to-maturity	4.1
Dedicated Tax	3.9
Utility	3.8
Higher Education	3.4
Water & Sewer	3.3
Education	3.0
Mass Transit	2.2
Airport	1.9
Tax Increment	1.4
Government Obligation Bond - Limited Tax	1.4
Toll Road	1.3
Student Loan	1.3
Tobacco	0.5
Housing	0.4
Student Housing	0.0*
Cash	5.0
Total	100.0%

*	Amount is less than 0.1%.

Credit Quality(1)	% of Total Investments (including cash)
AAA	4.0%
AA	31.4
A	28.3
BBB	14.7
BB	3.2
B	1.2
Not Rated	10.6
SP-1+ (short-term)	0.3
SP-1/MIG1 (short-term)	0.3
SP-2/MIG2 (short-term)	0.9
Cash	5.1
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	96.0%
Net Other Assets and Liabilities(2)	4.0
Total	100.0%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(2)	Includes variation margin on futures contracts.

Fund Performance Overview (Unaudited) (Continued)
First Trust Short Duration Managed Municipal ETF (FSMB) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Ultra Short Duration Municipal ETF (FUMB)
The investment objective of First Trust Ultra Short Duration Municipal ETF (the “Fund”) seeks to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. Under normal market conditions, the weighted average duration of the Fund’s portfolio is expected to be less than one year. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “FUMB.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/22	1 Year Ended 1/31/22	Inception (11/1/18) to 1/31/22	Inception (11/1/18) to 1/31/22
Fund Performance
NAV	-0.40%	-0.15%	1.13%	3.71%
Market Price	-0.45%	-0.20%	1.11%	3.66%
Index Performance
Bloomberg Municipal Short-Term Index	-0.05%	0.09%	1.03%	3.37%
(See Notes to Fund Performance Overview on page 6.)
Sector Allocation	% of Total Investments (including cash)
Pre-refunded/Escrowed-to-maturity	20.1%
Government Obligation Bond - Unlimited Tax	13.1
Insured	11.1
Gas	8.1
Housing	6.7
Industrial Development Bond	6.0
Hospital	5.0
Government Obligation Bond - Limited Tax	3.8
Education	3.5
Water & Sewer	3.2
Certificates of Participation	3.2
Dedicated Tax	2.5
Higher Education	2.4
Mass Transit	2.2
Utility	2.1
Student Loan	1.7
Continuing Care Retirement Communities	0.8
Airport	0.7
Tobacco	0.4
Tax Increment	0.3
Special Assessment	0.3
Cash	2.8
Total	100.0%
Credit Quality(1)	% of Total Investments (including cash)
AAA	7.0%
AA	38.3
A	22.5
BBB	17.8
BB	0.7
Not Rated	6.4
SP-1+ (short-term)	0.5
SP-1/MIG1 (short-term)	3.0
SP-2/MIG2 (short-term)	1.0
Cash	2.8
Total	100.0%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Ultra Short Duration Municipal ETF (FUMB) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2022 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust Short Duration Managed Municipal ETF (“FSMB”) and the First Trust Ultra Short Duration Municipal ETF (“FUMB”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Portfolio Management Team
Tom Futrell, CFA, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The First Trust Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA, and Johnathan N. Wilhelm who serve as senior portfolio managers of the Funds. Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Funds, the team manages/consults for a variety of First Trust investment portfolios and separately managed accounts.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
January 31, 2022 (Unaudited)
As a shareholder of First Trust Short Duration Managed Municipal ETF or First Trust Ultra Short Duration Municipal ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2022.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Short Duration Managed Municipal ETF (FSMB)
Actual	$1,000.00	$982.80	0.35%	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
First Trust Ultra Short Duration Municipal ETF (FUMB)
Actual	$1,000.00	$996.00	0.25%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2021 through January 31, 2022), multiplied by 184/365 (to reflect the six-month period).

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 96.0%
	Alabama – 5.2%
$1,000,000	AL Federal Aid Hwy Fin Auth Spl Oblig Rev, GARVEE	5.00%	09/01/30	$1,100,417
350,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AMT, AGM	5.00%	10/01/24	383,164
50,000	Birmingham AL Spl Care Facs Fing Auth Hlthcare Fac Ref Children’s Hosp of AL	5.00%	06/01/26	55,892
130,000	Birmingham AL Spl Care Facs Fing Auth Hlthcare Fac Ref Children’s Hosp of AL	5.00%	06/01/27	145,230
250,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1	4.00%	04/01/25	269,394
490,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	539,479
535,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	558,892
2,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	2,199,625
275,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser A (Mandatory put 07/01/22)	4.00%	08/01/47	277,827
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	111,419
550,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/25	608,373
215,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/28	243,050
500,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	557,423
1,005,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,089,370
300,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	300,104
430,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	5.00%	11/01/25	475,832
225,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	236,585
10,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	10,387
305,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	322,264
350,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A	4.00%	10/01/23	365,730
500,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A	4.00%	10/01/25	541,932
155,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser A	4.00%	10/01/22	158,579
250,000	Warrior River AL Wtr Auth Wtr Rev Ref, BAM	3.00%	08/01/23	256,931
				10,807,899
	Arizona – 2.8%
110,000	AZ St Indl Dev Auth Edu Rev Greathearts AZ Proj, Ser A	4.00%	07/01/23	114,715
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/27	173,269
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/29	171,926
115,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/26	123,329
600,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/25	656,730
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/27	1,175,860
1,000,000	Coconino Cnty AZ Poll Controlcorp Ref NV Pwr Company Remk, Ser A, AMT (Mandatory put 03/31/23)	1.88%	09/01/32	1,009,750
95,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Royal Oaks Life Care Cmnty	4.00%	05/15/29	100,465
615,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Sch Proj	5.00%	07/01/24	666,350
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$580,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Sch (a)	5.00%	07/01/35	$632,719
500,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac Amern Leadership Acdmy Proj (a)	5.00%	06/15/47	508,249
110,000	Salt Verde AZ Finl Corp Sr Gas Rev Sr	5.25%	12/01/22	113,879
280,000	Santa Cruz Cnty AZ Pledged Rev Ref	4.00%	07/01/34	303,721
				5,750,962
	Arkansas – 0.1%
110,000	AR St Dev Fin Auth Hlthcare Facs Rev Carti Surgery Ctr Proj, Ser B	4.00%	07/01/23	113,034
140,000	AR St Dev Fin Auth Hlthcare Facs Rev Carti Surgery Ctr Proj, Ser B	4.00%	07/01/25	146,705
				259,739
	California – 4.7%
200,000	CA Sch Fin Auth Sch Fac Rev Kipp L.A. Proj, Ser A (a)	4.00%	07/01/23	207,969
25,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/23	26,502
50,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/24	54,661
205,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.00%	03/01/23	214,488
415,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	428,651
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	450,986
750,000	CA St Muni Fin Auth Mf Hsg Rev Peppertree Sr Apts, Ser A	2.80%	06/01/23	768,362
300,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	320,303
150,000	CA St Pub Wks Brd Lease Rev Ref Dept Correction & Rehab CA St Prison Kern Cnty	5.00%	06/01/26	152,265
25,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/22	25,405
40,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/23	41,470
50,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/24	52,637
80,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/25	85,120
325,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/24	342,408
355,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/25	379,123
880,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr	5.00%	08/15/24	964,427
265,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/23	275,666
115,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	3.00%	09/01/23	117,603
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	107,840
295,000	Fontana CA Spl Tax Summit at Rosena Phase One	3.00%	09/01/24	303,768
160,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Enhanced Asset Bkd, Ser A	5.00%	06/01/30	168,889
195,000	Hemet CA Unif Sch Dist Facs Dist Spl Tax Ref	4.00%	09/01/25	208,803
25,000	Irvine CA Impt Bond Act 1915 Ltd Oblig Re-Assmnt Dist #13-1	5.00%	09/02/23	26,650
400,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/22	414,340
85,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/23	86,911
90,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/24	92,744
365,000	Rio Vista CA Pub Fing Auth Spl Tax Rev Ref	5.00%	09/01/24	398,326
575,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.00%	09/01/27	596,882
195,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	3.00%	09/01/24	200,348
240,000	Roseville CA Fin Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/25	271,294

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$60,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/24	$61,615
70,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/25	72,202
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/26	91,702
100,000	San Diego Cnty CA Regl Arpt Auth Subord Ref, Ser A	5.00%	07/01/24	109,173
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref 2nd Ser, Ser A	4.00%	05/01/26	154,921
100,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser A, AMT	5.00%	05/01/24	101,069
200,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/26	213,357
150,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/25	159,493
400,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/26	429,732
175,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/25	187,576
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	108,613
50,000	Temecula CA Pub Fing Auth Spl Tax Ref, BAM	5.00%	09/01/25	56,614
125,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/25	140,791
				9,671,699
	Colorado – 1.7%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/28	553,238
110,000	CO St Eductnl & Cultural Facs Auth Rev Ref Chrt Sch Stargate Chrt Sch Proj, Ser A	5.00%	12/01/25	124,105
100,000	CO St Eductnl & Cultural Facs Auth Rev Ref N Star Acdmy Chrt Sch Proj	4.00%	11/01/23	104,829
215,000	CO St Hgr Edu Capital Const Lease Pur Prog, COPS	5.00%	11/01/25	243,318
130,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	143,999
80,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser A	3.25%	09/01/25	85,169
275,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser B	5.00%	09/01/28	307,380
220,000	CO St Hlth Facs Auth Rev Sch Hlth Sys, Ser A	5.00%	01/01/29	235,630
355,000	CO St, Ser A, COPS	5.00%	12/15/25	404,645
125,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/23	133,844
220,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/25	247,774
150,000	Denver City & Cnty CO Arpt Rev Sys, Ser A, AMT	5.00%	11/15/24	154,843
30,000	E-470 CO Pub Hwy Auth Cap Apprec Sr, Ser B, NATL-RE	(b)	09/01/22	29,852
15,000	E-470 CO Pub Hwy Auth Cap Apprec Sr, Ser B, NATL-RE	(b)	09/01/23	14,716
500,000	Eagle Cnty CO Sch Dist Re50 Jt Garfield & Routt Cnty	5.00%	12/01/30	582,491
10,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/24	11,000
135,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	149,916
				3,526,749
	Connecticut – 3.8%
100,000	CT St	5.00%	08/01/31	111,972
50,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser E	5.00%	07/01/25	54,461
170,000	CT St Hlth & Eductnl Facs Auth Rev Ref	5.00%	07/01/29	189,388
1,205,000	CT St Hlth & Eductnl Facs Auth Rev Stamford Hosp, Ser J	5.00%	07/01/42	1,227,082
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut (Continued)
$650,000	CT St Hlth & Eductnl Facs Auth Rev Temps 50 Mclean Issue, Ser B-2 (a)	2.75%	01/01/26	$652,176
375,000	CT St Spl Tax Oblig Rev Ref Transprtn Infra, Ser B	5.00%	08/01/27	422,083
165,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/33	180,198
155,000	CT St, Ser E	5.00%	09/15/25	175,812
105,000	Hamden CT Ref, BAM	3.00%	08/15/22	106,367
250,000	Hamden CT Ref, BAM	4.00%	08/15/23	261,598
400,000	Hamden CT Ref, BAM	4.00%	08/15/24	428,511
315,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/23	333,983
145,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/24	158,757
200,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/25	225,550
250,000	Hamden CT Ref, Ser A, BAM	5.00%	08/15/26	289,324
1,500,000	Harbor Point CT Infra Impt Dist Spl Oblg Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/30	1,715,727
25,000	Univ of CT CT Ref, Ser A	5.00%	03/15/27	28,616
970,000	Univ of CT CT, Ser A	5.00%	11/01/26	1,131,557
75,000	Univ of CT CT, Ser A	5.00%	02/15/28	82,955
25,000	Univ of CT CT, Ser A	5.00%	11/01/35	30,077
				7,806,194
	Florida – 6.6%
110,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/24	117,183
100,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/25	108,172
105,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/26	114,893
150,000	Alachua Cnty FL Hlth Facs Auth Shands Teaching Hosp & Clinics, Ser A	5.00%	12/01/26	164,869
500,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	493,814
250,000	Berry Bay CDD FL Spl Assmt Rev Assmt Area 1	2.63%	05/01/26	249,895
375,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	2.45%	11/01/26	371,668
550,000	FL St Brd of Governors FL Intl Univ Dorm Rev Ref, Ser A, BAM	5.00%	07/01/27	649,293
110,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/24	115,274
330,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/25	350,812
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	166,885
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	164,487
105,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	4.00%	06/01/24	110,001
100,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	4.00%	06/01/25	106,178
185,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	187,286
405,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.00%	05/01/25	408,414
450,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	478,687
575,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/24	629,484
210,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	216,210
100,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	110,628

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$230,000	Lakes of Sarasota CDD FL Impt Rev Phase 1 Proj, Ser A-1	2.75%	05/01/26	$229,446
170,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	187,878
720,000	Ltc Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	713,672
500,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	497,792
180,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/23	181,582
370,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/24	373,602
380,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/25	383,953
385,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/26	388,672
25,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	27,258
270,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	311,858
230,000	Parkway Ctr FL CDD Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/22	230,906
200,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	2.38%	12/15/26	197,635
100,000	Poinciana FL W CDD Spl Assmnt Ref Sr, Ser 1, AGM	3.60%	05/01/26	108,283
125,000	Rhodine Road N CDD FL Spl Assmnt	3.50%	05/01/24	126,876
115,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/23	119,499
145,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/24	153,004
385,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/23	391,240
375,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/24	383,776
240,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/25	246,132
250,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	248,867
375,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	372,018
350,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	347,372
30,000	Tampa FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A	5.00%	09/01/24	32,932
525,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	522,597
735,000	Tolomato FL CDD Ref, Ser A, AGM	3.00%	05/01/24	758,277
375,000	V Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	373,497
125,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	133,555
250,000	Westside Haines City CDD Spl Assmnt Assmnt Area One Proj	2.50%	05/01/26	247,110
				13,603,422
	Georgia – 1.7%
100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk (Mandatory put 06/13/24)	2.15%	10/01/32	102,468
155,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	4.00%	07/01/22	156,565
175,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/24	188,877
290,000	Glynn Brunswick GA Memorial Hosp Auth Ref Antic Ctfs SE GA Hlth	5.00%	08/01/23	307,163
715,000	Madison Cnty GA Sch Dist Ref Capital Impt Proj, COPS	4.00%	05/01/25	773,583
120,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	128,515
830,000	Main Street Nat Gas Inc GA Gas Rev, Ser B	5.00%	03/15/22	834,521
240,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/25	263,478
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/26	569,819
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$165,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	01/01/27	$192,707
				3,517,696
	Guam – 0.0%
85,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev	5.00%	07/01/23	89,452
	Hawaii – 1.1%
2,000,000	HI St Dept of Budget & Fin Spl Purp Rev Ref Hawaiian Elec Co Inc, Ser A, AMT	3.10%	05/01/26	2,108,701
150,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	162,504
				2,271,205
	Idaho – 0.1%
185,000	Boise ID St Univ Revs Ref Gen Proj, Ser A	4.00%	04/01/22	186,103
	Illinois – 11.2%
1,000,000	Boone McHenry & DeKalb Cntys IL Cmnty Unit Sch Dist #100 Ref, Ser B	4.00%	01/01/27	1,117,129
135,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(b)	12/01/22	133,826
150,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(b)	12/01/23	145,992
175,000	Chicago IL Brd of Edu Green Bond, Ser E	5.13%	12/01/32	189,141
190,000	Chicago IL Brd of Edu Ref, Ser A, AMBAC	5.50%	12/01/23	204,439
400,000	Chicago IL Brd of Edu Ref, Ser C	5.00%	12/01/22	414,111
100,000	Chicago IL Park Dist Ref Ltd Tax, Ser B	5.00%	01/01/23	103,822
540,000	Chicago IL Park Dist Ref Ltd Tax, Ser B	5.00%	01/01/28	576,129
125,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	133,423
210,000	Chicago IL Ref Remk, 2003B	5.00%	01/01/26	230,086
100,000	Chicago IL Ref Remk, 2003B	5.13%	01/01/27	110,074
110,000	Chicago IL Ref, Ser C	5.00%	01/01/26	122,983
260,000	Chicago IL Ref, Ser C	5.00%	01/01/35	291,245
65,000	Chicago IL Ref, Ser C, CABS	(b)	01/01/25	60,419
500,000	Chicago IL Wstwtr Trans Rev Ref Second Lien Remk, Ser C	5.00%	01/01/27	552,818
100,000	Chicago IL Wstwtr Trans Rev Second Lien Ref, Ser B	5.00%	01/01/24	107,342
165,000	Chicago IL Wstwtr Trans Rev Second Lien Ref, Ser B	5.00%	01/01/26	187,356
390,000	Chicago IL Wtrwks Rev 2nd Lien Proj	5.00%	11/01/27	427,760
150,000	Chicago IL, Ser A	5.00%	01/01/26	164,347
90,000	Ford Champaign Etc Cntys IL Cmnty Unit Sch Dist #10 Sch Bldg, Ser A, AGM	4.00%	12/01/25	98,593
205,000	Glencoe IL, Ser A	3.00%	12/15/28	217,479
115,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	118,998
250,000	IL St	5.00%	03/01/22	250,895
395,000	IL St	5.00%	05/01/23	414,492
125,000	IL St	5.00%	05/01/24	135,274
150,000	IL St	5.00%	05/01/27	161,985
195,000	IL St	5.00%	06/01/27	221,228
470,000	IL St	4.00%	01/01/31	508,162
195,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/24	212,887
1,750,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	2,048,989
85,000	IL St Ref	4.00%	08/01/25	86,240
80,000	IL St Sales Tax Rev First Ser, NATL-RE	6.00%	06/15/23	85,370
160,000	IL St Sales Tax Rev, Ser P	6.50%	06/15/22	163,583

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$150,000	IL St, Ser A	5.25%	05/01/22	$151,711
100,000	IL St, Ser A	4.00%	01/01/24	100,269
15,000	IL St, Ser A	4.00%	01/01/25	15,040
700,000	IL St, Ser C	5.00%	11/01/29	804,476
280,000	IL St, Ser D	5.00%	11/01/23	298,484
520,000	IL St, Ser D	5.00%	11/01/24	570,749
350,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/26	385,129
725,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/30	799,423
700,000	Macon Cnty IL Sch Dist #61, AGM	4.00%	12/01/25	769,033
800,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place Proj, Ser B	5.00%	12/15/28	813,047
150,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place Proj, Ser B	4.25%	06/15/42	152,032
420,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place Proj, Ser B, AGM	4.25%	06/15/42	425,689
100,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place Proj, Ser B, BAM	5.00%	06/15/52	101,631
170,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place, Ser B, BAM	4.25%	06/15/42	172,303
500,000	Mount Vernon IL Ref, BAM	4.00%	12/15/23	526,294
1,245,000	Mount Vernon IL Ref, BAM	4.00%	12/15/25	1,357,962
650,000	Northern IL Univ Revs Brd of Trustees Aux Facs Sys Rev N IL Univ Ref, BAM	5.00%	10/01/25	729,508
1,045,000	Peoria IL Ref, Ser C, AGM	5.00%	01/01/27	1,211,326
755,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/27	859,394
145,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/26	161,231
910,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/27	1,010,406
570,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/31	630,887
700,000	Sthrn IL St Univ Ref Sthrn IL Univ Hsg and Aux Facs Sys, Ser A, BAM	4.00%	04/01/25	755,432
365,000	Univ of IL IL Revs Ref Auxiliary Facs Sys, Ser A	5.00%	04/01/22	367,768
				23,165,841
	Indiana – 0.8%
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(b)	01/15/26	117,728
675,000	Indianapolis IN Loc Pub Impt Bond Bank Ref Cityway 1 Proj, Ser B	5.00%	02/01/35	726,302
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	01/01/24	104,578
105,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/24	110,850
545,000	Merrillville IN Conservancy Dist	3.00%	01/15/23	556,914
				1,616,372
	Iowa – 1.1%
100,000	Bettendorf IA Ref, Ser D	5.00%	06/01/22	101,493
110,000	Pefa Inc IA Gas Proj Rev	5.00%	09/01/26	125,557
1,810,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	2,056,794
				2,283,844
	Kansas – 0.3%
270,000	Brown Cnty KS Horton Unif Sch Dist #430, BAM	4.00%	09/01/24	288,827
280,000	Brown Cnty KS Horton Unif Sch Dist #430, BAM	4.00%	09/01/25	305,607
				594,434
	Kentucky – 2.1%
165,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/28	189,328
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, NATL-RE	(b)	10/01/25	$222,138
20,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/25	22,246
355,000	KY St Hgr Edu Stdt Loan Corp Sr, Ser A, AMT	5.00%	06/01/26	399,240
255,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	271,238
1,210,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 04/01/24)	4.00%	04/01/48	1,274,879
630,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 06/01/26)	4.00%	12/01/50	686,512
105,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	113,039
140,000	KY St Univ KY St Univ Proj, COPS, BAM	5.00%	11/01/25	157,838
125,000	KY St Univ KY St Univ Proj, COPS, BAM	5.00%	11/01/26	144,510
100,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Oblig Grp, Ser A	5.75%	10/01/38	107,332
60,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	69,079
210,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/34	243,109
450,000	Univ of Louisville KY Ref, Ser A	5.00%	03/01/27	510,930
				4,411,418
	Louisiana – 1.9%
750,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	5.00%	08/01/25	846,636
270,000	LA St Univ & Agric & Mech Clg Auxiliary	5.00%	07/01/23	284,925
20,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	23,025
455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	497,586
100,000	New Orleans LA Aviation Brd, Ser B, AMT, AGM	5.00%	01/01/32	109,330
150,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/26	170,434
400,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/28	452,409
550,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	561,406
550,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	568,330
105,000	Shreveport LA Wtr & Swr Impt	5.00%	09/01/22	107,522
250,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser C, BAM	5.00%	12/01/24	275,957
				3,897,560
	Maryland – 0.3%
115,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/23	119,996
300,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/24	320,545
150,000	Howard Cnty MD Ref Consol Pub Impt, Ser B	5.00%	02/15/24	162,243
100,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	5.00%	06/01/28	118,142
				720,926
	Massachusetts – 0.9%
350,000	MA St Clg Bldg Auth, Ser A	5.00%	05/01/28	368,533
575,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/24	619,735
500,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/25	551,930
285,000	MA St Eductnl Fing Auth, Ser A, AMT	5.00%	01/01/26	309,638
				1,849,836

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan – 3.1%
$70,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/30	$75,740
20,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	21,635
100,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bond, Ser A	5.00%	07/01/25	112,507
575,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	575,273
210,000	MI St Fin Auth Rev Multi Modal Mclaren Hlthcare, Ser A	5.00%	02/15/26	239,478
110,000	MI St Fin Auth Rev Ref Ascension Sr Credit Grp Remk, Ser E-1 (Mandatory put 08/15/24)	4.00%	11/15/44	117,469
330,000	MI St Fin Auth Rev Ref Beaumont Hlth Credit Grp	5.00%	08/01/28	360,197
55,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	59,871
350,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D1, AGM	5.00%	07/01/28	393,023
135,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D2, AGM	5.00%	07/01/24	147,181
1,035,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D2, AGM	5.00%	07/01/28	1,132,542
250,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/27	273,875
90,000	MI St Hosp Fin Auth Ref Mclaren Hlthcare, Ser A	5.00%	06/01/24	91,344
425,000	MI St Hsg Dev Auth Sf Mtge Rev, Ser B	1.50%	06/01/22	426,087
1,500,000	MI St Strategic Fund Ltd Oblg Rev Var Green Bond Recycled Brd Machine Proj, AMT (Mandatory put 10/01/26)	4.00%	10/01/61	1,640,614
235,000	Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Cnty Arpt, Ser C, AMT	5.00%	12/01/29	256,854
270,000	Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Cnty Arpt, Ser C, AMT	5.00%	12/01/30	295,109
100,000	Wayne Cnty MI Arpt Auth Rev Ref Junior Lien, Ser A	5.00%	12/01/23	107,170
90,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	101,398
				6,427,367
	Minnesota – 0.1%
200,000	Duluth MN Econ Dev Auth Rev Ref Benedictine Hlth Sys, Ser A	3.00%	07/01/24	205,069
	Mississippi – 0.1%
225,000	MS St Busn Fin Corp Sol Wst Disp Rev Waste Mgmt Inc Proj Remk, AMT (Mandatory put 06/03/24)	2.20%	03/01/27	230,744
	Missouri – 2.0%
375,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/25	408,461
385,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/26	426,444
200,000	Jackson Cnty MO Spl Oblg Rirr Right of Way Proj	4.00%	12/01/27	220,354
140,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	3.00%	08/01/23	144,426
305,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/25	334,053
350,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	379,826
235,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	244,184
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/25	1,075,138
125,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/22	125,248
200,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/24	202,343
300,000	Springfield MO Spl Oblg Ref	4.00%	04/01/25	325,992
250,000	Springfield MO Spl Oblg Ref	4.00%	04/01/26	276,527
				4,162,996
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Montana – 0.4%
$240,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A (Mandatory put 03/01/23)	3.90%	03/01/31	$246,377
275,000	Gallatin Cnty MT High Sch Dist #7 Bozeman	5.00%	12/01/24	303,877
150,000	MT St Fac Fin Auth Hlthcare Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/24	157,555
155,000	MT St Fac Fin Auth Hlthcare Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/25	165,356
				873,165
	Nebraska – 0.9%
420,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	430,239
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.25%	09/01/37	153,954
70,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	74,904
350,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	372,393
330,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/26	377,298
330,000	Centrl Plains Energy Proj NE Gas Sply Rev Ref (Mandatory put 08/01/25)	4.00%	12/01/49	358,857
				1,767,645
	Nevada – 1.4%
500,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A, BAM	5.00%	06/15/30	587,409
750,000	Director of the St of NV Dept of Busn & Ind Var Brightline W Psngr Rail Proj Remk, Ser A, AMT (Mandatory put 02/01/22) (a)	0.25%	01/01/50	750,000
300,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.00%	06/01/24	301,429
225,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.00%	06/01/26	222,321
305,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	324,497
125,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	139,644
500,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	501,580
				2,826,880
	New Hampshire – 0.6%
220,000	Natl Fin Auth NH Sr Living Rev Ref Springpoint Sr Living	4.00%	01/01/24	229,911
1,000,000	NH St Hlth & Ed Facs Auth Hlthcare Sys Rev Covenant Hlth Sys Oblig Grp	5.00%	07/01/42	1,018,325
				1,248,236
	New Jersey – 4.9%
120,000	Jersey City NJ Muni Utilities Auth Wtr Proj Notes	3.00%	07/01/22	121,178
1,100,000	Middlesex Cnty NJ Ref Civic Square IV Redev, COPS	5.00%	10/15/31	1,252,831
1,455,000	NJ St Covid-19 Go Emergency Bonds, Ser A	5.00%	06/01/25	1,624,954
255,000	NJ St Econ Dev Auth Ref, Ser A	4.13%	06/15/27	276,425
665,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser NN	5.00%	03/01/29	694,818
110,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	3.50%	06/15/27	114,283
380,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	5.00%	06/15/27	413,939
265,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP, AGM	5.00%	06/15/25	288,203
300,000	NJ St Econ Dev Auth Rev Ref, Ser BBB	5.00%	06/15/22	304,736
475,000	NJ St Econ Dev Auth Rev Ref, Ser XX	4.38%	06/15/27	518,792
335,000	NJ St Econ Dev Auth Rev, Ser WW	5.00%	06/15/34	372,838
655,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser B, AMT	5.00%	12/01/25	737,690
175,000	NJ St Hlth Care Facs Fing Auth Rev Ref St Josephs Hlthcare Sys Oblig Grp	5.00%	07/01/22	178,155

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$50,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(b)	12/15/25	$46,627
170,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/27	195,304
240,000	NJ St Transprtn Trust Fund Auth Ref Fed Hwy Reimb Nts, Ser A, GARVEE	5.00%	06/15/29	274,455
455,000	NJ St Transprtn Trust Fund Auth Sys Remk, Ser C	5.25%	06/15/32	504,452
275,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/22	279,341
160,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/25	173,767
250,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	4.00%	06/15/27	253,203
350,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/33	355,774
750,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/38	762,373
285,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/42	289,755
60,000	NJ St Turnpike Auth, Ser E	5.00%	01/01/31	66,229
				10,100,122
	New Mexico – 0.1%
260,000	Albuquerque Bernalillo Cnty NM Wtr Util Auth Jt Wtr & Swr Ref	5.00%	07/01/25	293,448
	New York – 4.8%
155,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/30	180,908
175,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	4.00%	02/15/36	192,410
200,000	Met Transprtn Auth NY Dedicated Tax Fund Ref, Ser A	5.25%	11/15/28	234,724
150,000	Met Transprtn Auth NY Rev Ref, Ser F	5.00%	11/15/26	169,154
135,000	Met Transprtn Auth NY Rev Transptrn, Ser A-2	5.00%	11/15/22	139,382
900,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	900,000
635,000	Met Transprtn Auth NY Rev, Ser B-1, BANS	5.00%	05/15/22	642,518
305,000	Met Transprtn Auth NY Rev, Ser D-1, BANS	5.00%	09/01/22	312,093
250,000	Nassau Cnty NY, Ser A, AGM	5.00%	04/01/25	279,481
355,000	New York City NY Transitional Fin Auth Rev Future Tax Secured, Subser B-1	4.00%	08/01/35	391,585
575,000	New York City NY Transitional Fin Auth Rev Ref, Ser A-1	5.00%	11/01/25	654,349
200,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 2017, Subser A-1	4.00%	05/01/31	220,968
1,000,000	NY NY Adj Fiscal 2020, Subser B-3 (c)	0.12%	10/01/46	1,000,000
125,000	NY NY, Ser G	4.00%	08/01/29	132,504
270,000	NY NY, Ser I, Subser 1-I	5.00%	03/01/25	291,494
250,000	NY NY, Subser F-1	5.00%	03/01/27	261,376
255,000	NY St Dorm Auth St Personal Income Tax Rev, Ser B	5.00%	03/15/30	256,383
270,000	NY St Transprtn Dev Corp Spl Fac Rev Laguardia Arpt Term B Redev Proj, Ser A-P3, AMT, AGM	4.00%	07/01/35	283,206
500,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	503,202
200,000	NY St Transprtn Dev Corp Spl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/24	219,299
125,000	NY St Transprtn Dev Corp Spl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/25	139,792
180,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/26	205,001
120,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	127,304
340,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	4.00%	09/01/34	362,276
370,000	Port Auth of NY & NJ NY Ref, Ser 207, AMT	5.00%	09/15/23	392,985
855,000	Port Auth of NY & NJ NY Ref, Ser 223, AMT	5.00%	07/15/25	959,296
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$455,000	Port Auth of NY & NJ NY Ref, Ser 226, AMT	5.00%	10/15/24	$499,947
				9,951,637
	North Carolina – 0.3%
415,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	468,294
190,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	4.00%	05/01/24	201,205
				669,499
	North Dakota – 1.0%
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	5.00%	12/01/25	56,571
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	5.00%	12/01/26	57,920
200,000	Horace ND Ref	3.00%	05/01/24	206,975
200,000	Horace ND Ref	3.00%	05/01/25	208,957
1,000,000	Larimore ND Loan Anticipation Temp Impt Bonds	0.85%	05/01/24	977,837
460,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	467,753
				1,976,013
	Ohio – 1.3%
75,000	NE OH Med Univ Gen Recpts Ref, Ser A	5.00%	12/01/24	81,735
1,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser C (Mandatory put 11/04/25)	1.50%	02/01/26	982,473
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	508,882
1,000,000	OH St Air Quality Dev Auth Var OH Vly Elec Corp Proj Remk, Ser B (Mandatory put 11/01/24)	1.38%	02/01/26	986,893
130,000	OH St Univ, Ser A	5.00%	12/01/25	143,881
				2,703,864
	Oklahoma – 1.0%
1,145,000	OK St Dev Fin Auth Gilcrease Expressway W Proj P3 Proj, AMT	1.63%	07/06/23	1,147,144
495,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/22	504,134
235,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Schs Proj	5.00%	09/01/25	249,724
200,000	Tulsa OK Arpts Impt Trust Arpt, Ser A, AMT, AGM	4.00%	06/01/25	216,604
				2,117,606
	Oregon – 0.8%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Temps 50 Rose Villa Proj, Ser B2	2.75%	11/15/25	500,293
100,000	OR St Facs Auth Rev Ref Legacy Hlth Proj, Ser A	5.00%	06/01/22	101,503
130,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	149,319
1,000,000	Yamhill Cnty OR Hosp Auth Friendsview Temps 50, Ser B-3	1.75%	11/15/26	992,705
				1,743,820
	Pennsylvania – 6.6%
315,000	Allegheny Vly PA Jt Sewage Auth Green Bond, BAM	4.00%	08/01/25	342,914
280,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	4.00%	07/01/22	282,827
295,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/23	308,963
660,000	Dauphin Cnty PA Gen Auth Hlth Sys Rev Ref Pinnacle Hlth Sys Proj, Ser A	4.00%	06/01/32	723,334
265,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	5.00%	12/01/26	306,708
90,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/24	99,133
175,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/25	198,069
390,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	436,060

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$170,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/30	$189,256
50,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/24	53,682
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/25	82,637
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/26	84,554
500,000	Lancaster PA Ref, BAM	5.00%	05/01/25	556,612
80,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/24	84,819
150,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/25	162,431
255,000	Lehigh Cnty PA Gen Purp Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	294,422
245,000	Monroeville PA Fin Auth Upmc Rev	5.00%	02/15/30	250,956
100,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/23	101,330
345,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	4.00%	12/01/22	352,839
400,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	447,865
210,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	240,554
150,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/30	170,310
180,000	PA St Econ Dev Fing Auth Rev Ref Upmc	4.00%	03/15/35	196,683
545,000	PA St Econ Dev Fing Auth Upmc Rev Ref, Ser A	5.00%	11/15/29	644,675
465,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	485,589
540,000	PA St Turnpike Commn Turnpike Rev Ref Sub	5.00%	06/01/27	613,346
720,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/28	824,218
80,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	90,645
200,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	226,284
570,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/24	616,676
300,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/25	332,906
135,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	151,310
155,000	Philadelphia PA Gas Wks Rev Ref 1998 Gen Ordinance, 15th Ser	5.00%	08/01/22	158,437
35,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	41,518
25,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	27,049
315,000	Philadelphia PA, Ser B	4.00%	08/01/35	339,220
400,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/25	431,699
350,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/26	385,011
475,000	Scranton PA Sch Dist Ref, Ser D	5.00%	06/01/27	532,132
1,240,000	Wilkes-Barre PA Area Sch Dist, Ser B, BAM	5.00%	08/01/27	1,444,061
375,000	Wyoming PA Area Sch Dist Ref, Ser A, AGM	4.00%	11/01/24	403,967
				13,715,701
	Puerto Rico – 0.4%
388,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(b)	07/01/24	369,404
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(b)	07/01/27	293,148
168,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(b)	07/01/29	140,862
				803,414
	Rhode Island – 0.6%
625,000	Cranston RI, Ser 1, BANS	1.00%	08/23/22	626,102
225,000	RI Commerce Corp Rev Ref RI Dept of Transp, Ser A	5.00%	06/15/22	228,764
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Rhode Island (Continued)
$445,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev Ref Providence Pub Bldg Auth, AGM	5.00%	05/15/28	$496,216
				1,351,082
	South Carolina – 0.4%
140,000	N Charleston SC Ltd Oblig	5.00%	10/01/22	143,988
625,000	SC St Pub Svc Auth Rev Ref, Ser A	5.00%	12/01/30	716,992
				860,980
	South Dakota – 0.4%
220,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/27	248,031
295,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	330,067
100,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/25	103,777
100,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/26	104,304
				786,179
	Tennessee – 2.3%
410,000	Clarksville Tn Wtr Swr & Gas Rev Ref	5.00%	02/01/41	468,965
145,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/26	155,720
350,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Vanderbilt Univ Med Ctr, Ser A	5.00%	07/01/40	400,859
150,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	03/01/24	158,419
300,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	09/01/25	326,009
500,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	03/01/26	547,364
310,000	TN Energy Acq Corp Cmdy Proj Rev The TN Energy Acq Corp Cmdy Proj, Ser A	5.00%	11/01/24	339,398
605,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	653,832
950,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	979,214
565,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	644,146
125,000	TN St Energy Acq Corp Gas Rev, Ser C	5.00%	02/01/22	125,000
				4,798,926
	Texas – 13.0%
500,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	544,994
125,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	131,078
505,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/35	566,989
315,000	Brazoria Cnty TX Muni Util Dist #55, BAM	4.00%	09/01/24	335,556
320,000	Brazoria Cnty TX Muni Util Dist #55, BAM	4.00%	09/01/25	347,277
240,000	Brazoria Cnty TX Ref	5.00%	03/01/27	275,251
295,000	Celina TX Spl Assmt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/24	310,255
85,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	96,172
150,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/25	165,618
25,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	28,153
360,000	Cibolo TX Util Sys Rev Ref	4.00%	08/01/23	376,905
35,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs, Ser B	5.00%	08/15/24	38,275
200,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (a)	2.50%	09/01/26	197,012
207,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	3.38%	09/15/26	206,162

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/30	$1,096,413
600,000	Dallas TX Ref	5.00%	02/15/27	646,818
325,000	Denton Cnty TX Fresh Wtr Sply Dist #10 Ref, AGM	2.00%	09/01/22	327,458
330,000	El Paso TX Ctfs Oblig	5.00%	08/15/28	362,183
200,000	Fort Bend Cnty TX Muni Util Dist #128, AGM	3.00%	09/01/23	205,923
265,000	Fort Bend Cnty TX Muni Util Dist #58, AGM	4.00%	04/01/25	284,791
585,000	Fort Bend TX Muni Util Dist #169 Contract Rev Road Facs, Ser B, BAM	4.00%	12/01/25	639,938
585,000	Fort Bend TX Muni Util Dist #169 Contract Rev Road Facs, Ser B, BAM	4.00%	12/01/26	650,561
465,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/25	451,910
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	531,138
505,000	Goliad Cnty TX Indep Sch Dist Ref	4.00%	08/15/26	551,091
105,000	Guadalupe-Blanco River Auth TX Ref Westn Canyon Regl Wtr Sply Proj, Ser A	5.00%	04/15/33	110,333
380,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	5.00%	11/15/23	406,334
100,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Memorial Hermann Hlth Sys, Ser B-1 (Mandatory put 12/01/22)	5.00%	07/01/49	103,461
1,275,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	1,448,899
200,000	Houston TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	5.00%	02/15/22	200,336
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/23	234,830
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/25	245,493
405,000	Lazy Nine TX Muni Util Dist #1B, Ser A, AGM	4.00%	03/01/25	436,229
305,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/28	353,634
405,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/31	463,393
250,000	Love Field TX Arpt Modernization Corp Spl Facs Rev Southwest Airls Co Proj	5.00%	11/01/22	257,575
435,000	Lower CO River TX Auth Trans Contract Rev Ref	5.00%	05/15/23	458,674
460,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Srvcs Corp Proj	5.00%	05/15/29	499,711
500,000	Matagorda Cnty TX Nav Dist #1 Var Rev Cent Pwr & Lt Ref Remk, AMT (Mandatory put 09/01/23)	0.90%	05/01/30	497,397
275,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/24	289,322
200,000	Mesquite TX Indep Sch Dist Ref, Ser A	5.00%	08/15/27	232,607
440,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/25	488,185
450,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/26	509,643
400,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	3.00%	09/15/26	404,200
500,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (a)	3.63%	09/15/26	515,411
410,000	N TX Tollway Auth Rev Cap Apprec Ref Sys 1st Tier, Ser I, AGC	6.20%	01/01/42	469,442
140,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/36	162,427
45,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	50,804
635,000	New Hope Cultural Edu Facs Fin Corp TX Edu Rev Ref Jubilee Acad Ctr (a)	4.00%	08/15/25	671,899
80,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	3.00%	01/01/24	79,454
700,000	NW Harris Cnty TX Muni Util Dist #5 Ref, BAM	4.00%	05/01/24	742,942
1,350,000	NW Harris Cnty TX Muni Util Dist #5 Ref, BAM	4.00%	05/01/25	1,461,206
105,000	Oak Point TX Spl Assmnt Rev Wildridge Pub Impt Dist #1 Impt Area #2 Proj Accd Inv (a)	3.50%	09/01/23	106,625
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$330,000	Richardson TX Ref	5.00%	02/15/25	$368,135
1,180,000	SA Energy Acq Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/25	1,338,720
700,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/24	761,557
345,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	373,943
1,195,000	TX St Wtr Dev Brd Rev Master Trust	5.00%	10/15/25	1,359,600
200,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/27	228,017
80,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/22	80,138
275,000	Univ of TX TX Permanent Univ Fnd Ref, Ser B	5.00%	07/01/24	300,986
385,000	Wilbarger Creek TX Muni Util Dist #2, AGM	4.00%	09/01/26	427,785
300,000	Williamson Cnty TX Muni Util Dist #12, BAM	4.50%	08/15/25	331,000
				26,838,268
	Utah – 0.1%
135,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Acdmy Proj	4.00%	04/15/24	142,247
	Virginia – 0.2%
125,000	Prince George Cnty VA Ref	5.00%	08/01/22	127,854
125,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/25	138,052
125,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/26	140,910
				406,816
	Washington – 0.6%
315,000	Adams Cnty WA Jt Consol Sch Dist #147 & 163 & 55 Ref Othello	5.00%	12/01/27	349,287
150,000	Seattle WA Wtr Sys Rev Ref & Impt	5.00%	05/01/28	167,338
105,000	Tobacco Stlmt Auth WA Tobacco Stlmt Rev Ref	5.00%	06/01/23	110,723
195,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/24	215,246
300,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/26	348,886
				1,191,480
	West Virginia – 0.3%
500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	533,745
	Wisconsin – 1.8%
100,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/26	106,971
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	203,234
165,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj Ref, Ser A	5.00%	06/01/23	174,099
285,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/25	312,549
300,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/26	333,943
425,000	Pub Fin Auth WI Rev Roseman Univ of Hlth Sciences Proj (a)	3.00%	04/01/25	431,715
810,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	924,029
85,000	WI St Hlth & Eductnl Facs Auth Rev Ref Froedtert Hlth Inc Oblg, Ser A	4.00%	04/01/39	92,994
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B1 (Mandatory put 02/15/25)	5.00%	02/15/52	546,128
130,000	WI St Hlth & Eductnl Facs Auth Rev Ref Oakwood Lutheran Sr Ministries	4.00%	01/01/23	132,722
160,000	WI St Hlth & Eductnl Facs Auth Rev Ref Oakwood Lutheran Sr Ministries	4.00%	01/01/24	166,345
155,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/30	169,626

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$155,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/24	$165,487
				3,759,842
	Wyoming – 0.1%
200,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/26	220,794

Total Investments – 96.0%	198,738,936
(Cost $200,460,561)
Net Other Assets and Liabilities – 4.0%	8,205,845
Net Assets – 100.0%	$206,944,781

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	5	Mar 2022	$ (778,125)	$(2,661)
Ultra 10-Year U.S. Treasury Notes	Short	46	Mar 2022	(6,570,094)	35,485
				$(7,348,219)	$32,824

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $9,456,313 or 4.6% of net assets.
(b)	Zero coupon bond.
(c)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 198,738,936	$ —	$ 198,738,936	$ —
Futures Contracts**	35,485	35,485	—	—
Total	$ 198,774,421	$ 35,485	$ 198,738,936	$—

LIABILITIES TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$ (2,661)	$ (2,661)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.
**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 100.4%
	Alabama – 3.9%
$50,000	Albertville AL Warrants, Ser A, BAM	3.50%	06/01/35	$50,513
35,000	Albertville AL Warrants, Ser A, BAM	3.75%	06/01/41	35,388
300,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A	5.00%	12/01/23	320,264
750,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds Proj No.7, Ser C-1	4.00%	12/01/22	768,843
585,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser A (Mandatory put 07/01/22)	4.00%	08/01/47	591,014
2,750,000	Hlthcare Auth for Baptist Hlth AL Var Ref, Ser B (a)	0.22%	11/01/42	2,750,000
1,155,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,251,962
290,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/22	293,178
350,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	363,539
270,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	285,283
				6,709,984
	Alaska – 0.2%
350,000	Anchorage AK Ref, Ser B	5.00%	09/01/22	359,114
	Arizona – 2.5%
600,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/22	614,943
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/23	1,050,837
180,000	Glendale AZ Transprtn Excise Tax Rev Ref, AGM	5.00%	07/01/23	190,605
280,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Sch Proj	5.00%	07/01/22	284,871
300,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Sch Proj	5.00%	07/01/23	316,278
565,000	Maricopa Cnty AZ Poll Controlcorp Poll Control Rev Var Ref Pub Svc Co of NM Palo Verde Proj, Ser A (Mandatory put 06/01/22)	1.05%	01/01/38	565,210
100,000	Nthrn AZ Univ Ref Sys, BAM	5.00%	06/01/23	105,514
500,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac Amern Leadership Acdmy Proj (b)	5.00%	06/15/47	508,249
245,000	Salt Verde AZ Finl Corp Sr Gas Rev Sr	5.25%	12/01/23	262,238
255,000	Univ Med Ctr Corp AZ Hosp Rev	5.50%	07/01/26	271,701
165,000	Yavapai Cnty AZ Indl Dev Auth Hosp Fac Ref Yavapai Regl Med Ctr	5.00%	08/01/22	168,675
				4,339,121
	Arkansas – 0.1%
260,000	Sheridan AR Sch Dist #37 Constr Bonds (c)	3.38%	02/01/43	260,000
	California – 4.9%
90,000	Bay Area CA Toll Auth Toll Bridge Rev San Francisco Bay Area, Ser F-1	5.00%	04/01/24	90,691
100,000	Bay Area CA Toll Auth Toll Bridge Rev San Francisco Bay Area, Ser F-1	5.00%	04/01/31	100,768
1,800,000	CA St Infra & Econ Dev Bank Rev Var Brightline W Psngrr Rail Proj Remk, Ser A, AMT (Mandatory put 02/01/22) (b)	0.20%	01/01/50	1,800,000
625,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 07/15/22)	0.38%	07/01/51	624,610
1,040,000	CA St Pub Wks Brd Lease Rev Ref Various Capital Proj, Ser G	5.00%	11/01/37	1,074,595
150,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser A	5.00%	04/01/25	151,140
200,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser A	5.00%	04/01/37	201,520
180,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/22	182,655
85,000	Chaffey CA Jt Union High Sch Dist, Ser F, CIBS	4.00%	02/01/22	85,000
50,000	Coalinga CA Pub Fing Auth Ref Wtr & Wstwtr Refinancing Projs	5.00%	04/01/35	50,376
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$100,000	Desert Hot Springs CA Pub Fing Auth Lease Rev, Ser A	3.00%	03/01/22	$100,204
195,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref Enhanced Asset Bkd, Ser A	5.00%	06/01/22	197,944
300,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/22	304,529
75,000	Irvine Ranch CA Wtr Dist	5.00%	02/01/22	75,000
335,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	359,631
160,000	Los Angeles CA Muni Impt Corp Lease Rev Ref Real Ppty, Ser C	5.00%	03/01/24	160,611
525,000	Los Angeles Cnty CA Pub Wks Fing Auth Lease Rev Multiple Capital Projs II	5.00%	08/01/26	536,881
535,000	Los Angeles Cnty CA Pub Wks Fing Auth Lease Rev Multiple Capital Projs II	5.00%	08/01/27	547,107
250,000	Los Angeles Cnty CA Pub Wks Fing Auth Lease Rev Multiple Capital Projs II	5.00%	08/01/42	255,658
100,000	Montebello CA Pub Fing Auth Rev Ref Lease, Ser B, AGM	5.00%	11/01/22	103,089
250,000	Peralta CA Cmnty Clg Dist, Ser A	5.00%	08/01/22	255,442
420,000	Port of Oakland CA Ref Sr Lien, Ser P, AMT	5.00%	05/01/26	424,721
205,000	San Diego CA Pub Facs Fing Auth Lease Rev Capital Impt Projs, Ser A	4.50%	04/15/42	206,741
100,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Spl Facs Lease SFO Fuel Co LLC, Ser A, AMT	5.00%	01/01/23	103,897
250,000	Sthrn CA Pub Pwr Auth Nat Gas Proj Rev Proj No 1, Ser A	5.25%	11/01/22	258,551
70,000	Tahoe Truckee CA Unif Sch Dist Ref Sch Facs Impt Dist #2, Ser B	4.00%	08/01/22	71,255
65,000	Univ of CA CA Revs Prerefunded Ltd Proj, Ser G	5.00%	05/15/27	65,855
				8,388,471
	Colorado – 2.2%
50,000	CO St Brd of Governors Univ Enterprise Sys Rev, Ser F	2.00%	03/01/22	50,070
105,000	CO St Hgr Edu Capital Const Lease Pur Prog Ref, Ser A, COPS	5.00%	11/01/22	108,517
185,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	204,922
125,000	CO St Hlth Facs Auth Rev Catholic Hlth Initiatives, Ser A	5.25%	01/01/45	130,167
155,000	Denver City & Cnty CO Arpt Rev Sys, Ser A, AMT	5.00%	11/15/22	160,429
275,000	Denver City & Cnty CO Arpt Rev Sys, Ser B	5.00%	11/15/32	284,512
2,000,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/23	2,130,578
275,000	Rendezvous CO Rsdl Met Dist Ref, AGM	4.00%	12/01/22	282,141
70,000	Univ of CO CO Enterprise Rev Ref, Ser A-1	5.00%	06/01/25	71,069
125,000	Univ of CO CO Enterprise Rev Unrefunded Ref, Ser B	5.00%	06/01/22	126,912
170,000	Woodmen Road CO Met Dist Ref, BAM	4.00%	12/01/22	174,099
				3,723,416
	Connecticut – 1.5%
700,000	CT St Hgr Edu Supplement Loan Auth Rev Ref St Supported Chesla Loan, Ser A, AMT	5.00%	11/15/22	722,937
100,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/23	105,673
100,000	CT St Hlth & Eductnl Facs Auth Rev Stamford Hosp, Ser J	4.25%	07/01/31	101,523
225,000	CT St Ref, Ser B	5.00%	04/15/23	236,501
250,000	CT St, Ser B	5.00%	04/15/25	252,346
30,000	Hamden CT, BAM	5.00%	08/15/23	31,848
500,000	Stratford CT Ref	5.00%	08/01/22	510,884
265,000	Univ of CT CT Ref, Ser A	5.00%	11/01/22	273,795
100,000	Univ of CT CT, Ser A	5.00%	01/15/23	104,141
280,000	Univ of CT CT, Ser A	5.00%	02/15/29	300,789
				2,640,437

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Delaware – 2.0%
$2,015,000	DE St Econ Dev Auth Rev Newark Chtr Sch	4.63%	09/01/32	$2,021,834
1,350,000	DE St Econ Dev Auth Rev Newark Chtr Sch	5.00%	09/01/42	1,354,986
				3,376,820
	Florida – 4.6%
85,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/22	86,574
85,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/23	88,779
205,000	Broward Cnty FL Sch Dist, TANS	2.00%	06/30/22	206,291
1,000,000	FL St Hsg Fin Corp Mf Mtge Rev Adj Parrish Oaks, Ser A (Mandatory put 02/01/22)	1.25%	02/01/23	1,000,000
125,000	Fort Pierce FL Redev Agy Redev Rev Ref, BAM	4.00%	05/01/22	126,050
100,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Ref Priority Sub Arpt Facs, AMT	5.00%	10/01/23	106,650
445,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	473,368
175,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	182,459
100,000	Jacksonville FL Spl Rev Ref, Ser C	5.00%	10/01/24	102,943
220,000	Jea FL Elec Sys Rev Ser Three, Ser A	5.00%	10/01/22	226,506
215,000	Jea FL Elec Sys Rev Sub, Ser A	5.00%	10/01/22	221,358
425,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	437,568
60,000	Jea FL Elec Sys Rev Sub, Ser D	5.00%	10/01/22	61,766
60,000	Jea FL Elec Sys Rev Unrefunded Sub, Ser B	5.00%	10/01/23	61,766
295,000	Jea FL Elec Sys Rev Unrefunded, Ser 3-A	5.00%	10/01/23	303,683
175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	193,404
500,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/28	514,547
100,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Univ of Miami, Ser A	4.00%	04/01/23	103,557
95,000	Miami-Dade Cnty FL Sch Brd, Ser B, COPS	5.00%	02/01/30	98,959
975,000	Miami-Dade Cnty FL Seaport Rev, Ser B, AMT	5.00%	10/01/22	1,003,367
105,000	Miami-Dade Cnty FL Seaport Rev, Ser B, AMT	4.00%	10/01/37	107,325
410,000	Miami-Dade Cnty FL Spl Oblig Ref Sub, Ser A	5.00%	10/01/27	422,208
105,000	Miami-Dade Cnty FL Spl Oblig Ref Sub, Ser B, AGM	4.00%	10/01/37	107,431
695,000	Orlando & Orange Cnty FL Expressway Auth Ref, Ser B, AGM	5.00%	07/01/22	708,265
145,000	Sarasota Cnty FL Util Sys Rev	5.00%	10/01/38	154,891
700,000	Tolomato FL CDD Ref, Ser A, AGM	3.00%	05/01/23	715,127
				7,814,842
	Georgia – 0.2%
105,000	Main Street Nat Gas Inc GA Gas Sply Rev, Subser C (Mandatory put 12/01/23)	4.00%	08/01/48	110,137
160,000	Muni Elec Auth of GA Ref Proj 1, Subser A	5.00%	01/01/23	166,221
				276,358
	Illinois – 8.6%
130,000	Chicago Heights IL Green Bond, BAM	4.00%	12/01/22	133,387
145,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(d)	12/01/22	143,739
150,000	Chicago IL Brd of Edu Cap Apprec Sch, Ser A, BHAC-CR FGIC	(d)	12/01/22	148,941
80,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser C	5.00%	01/01/23	83,035
165,000	Chicago IL Wtr Rev Second Lien	5.00%	11/01/23	169,901
150,000	Cook Cnty IL Ref, Ser C	5.00%	11/15/23	154,598
200,000	IL St	5.00%	03/01/22	200,716
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$400,000	IL St	5.13%	05/01/22	$404,440
220,000	IL St	5.00%	06/01/22	223,155
745,000	IL St	5.00%	07/01/22	758,261
460,000	IL St	5.00%	05/01/23	482,699
210,000	IL St	4.00%	03/01/26	210,554
180,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/23	191,136
150,000	IL St Fin Auth Rev Ref Osf Hlthcare Sys, Ser A	5.00%	11/15/22	155,096
100,000	IL St Fin Auth Rev Ref, Ser A	5.00%	05/15/22	101,294
2,000,000	IL St Fin Auth Rev Var Univ Chicago Med Ctr, Ser A (a)	0.11%	08/01/44	2,000,000
870,000	IL St Ref	5.00%	02/01/22	870,000
50,000	IL St Ref	4.00%	08/01/25	50,730
440,000	IL St, BAM	5.50%	07/01/24	469,336
500,000	IL St, Ser A	5.00%	03/01/22	501,791
200,000	IL St, Ser A	5.00%	04/01/22	201,443
200,000	IL St, Ser A	5.00%	12/01/22	206,873
100,000	IL St, Ser A	5.00%	04/01/23	104,639
155,000	IL St, Ser D	5.00%	11/01/22	159,831
1,265,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place Proj, Ser B	4.25%	06/15/42	1,282,135
500,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place Proj, Ser B	5.00%	06/15/52	508,154
1,030,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place Proj, Ser B, AGM	4.25%	06/15/42	1,043,952
100,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place Proj, Ser B, BAM	5.00%	06/15/52	101,631
850,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place, Ser B, BAM	4.25%	06/15/42	861,514
1,805,000	Mount Vernon IL Ref, BAM	4.00%	12/15/23	1,899,921
115,000	Peoria IL Ref, Ser C, AGM	5.00%	01/01/23	119,342
115,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/22	115,413
515,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/23	537,407
10,000	Univ of IL IL Revs Ref Auxiliary Facs Sys, Ser A	5.00%	04/01/22	10,076
				14,605,140
	Indiana – 4.1%
85,000	Carmel IN Redev Auth Lease Rental Rev Multipurpose, Ser A	4.00%	08/01/30	86,502
305,000	Carmel IN Redev Auth Lease Rental Rev Multipurpose, Ser A	4.00%	08/01/35	310,389
1,000,000	Hamilton IN S Estrn Schs	3.00%	12/31/22	1,019,958
3,500,000	IN St Fin Auth Envrnmntl Rev Var Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/22)	0.28%	12/15/45	3,490,174
135,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/24	145,018
510,000	IN St Univ Hsg & Dining Sys	5.00%	04/01/23	513,876
120,000	IN Univ Revs Ref IN Univ Stdt Fee, Ser Z-1	3.00%	08/01/22	121,549
45,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/22	45,599
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/23	103,626
710,000	Noblesville IN Multi Sch Bldg Corp Ref 1st Mtge	5.00%	07/15/22	724,516
470,000	Saint Joseph Cnty IN Arpt Auth Ref, AMT, BAM	4.00%	01/01/23	483,301
				7,044,508
	Iowa – 1.4%
1,000,000	IA St Fin Auth Sol Wst Facs Rev Var Green Bond Gevo Nw Rng Llc Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/24)	1.50%	01/01/42	1,002,924
1,250,000	IA St Hgr Edu Loan Auth Priv Edu Working Capital Loan Prog, Ser A, RANS	2.00%	05/19/22	1,254,235

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa (Continued)
$110,000	Webster Cnty IA	5.00%	06/01/22	$111,653
				2,368,812
	Kansas – 0.2%
320,000	Wichita KS Hlthcare Facs Rev Ref & Impt Larksfield Place, Ser III	5.50%	12/15/25	346,195
	Kentucky – 0.3%
370,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/22	375,409
90,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1 (Mandatory put 06/01/25)	4.00%	12/01/49	96,805
35,000	Lewis Cnty KY Sch Dist Fin Corp, Ser B	2.25%	06/01/22	35,198
				507,412
	Louisiana – 2.6%
80,000	LA St Gas & Fuels Tax Rev Ref, Ser A-1	4.00%	05/01/33	80,680
210,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Athletic Facs Proj, AGM	3.00%	10/01/22	213,163
100,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Lewis Street Parking Garage Proj, AGM	3.00%	10/01/22	101,506
100,000	LA St Univ & Agric & Mech Clg Ref Auxiliary	5.00%	07/01/22	101,811
125,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/28	132,019
2,400,000	LA Stadium & Exposition Dist LA, BANS	4.00%	07/03/23	2,477,889
15,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/29	16,593
35,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/34	38,717
280,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/44	309,732
550,000	Saint John the Baptist Parish LA Rev Ref Marathon Oil Corp Proj Remk, Ser A-1 (Mandatory put 04/01/23)	2.00%	06/01/37	555,834
185,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser C, BAM	5.00%	12/01/23	198,089
255,000	Shreveport LA Wtr & Swr Rev Ref, Ser A, BAM	5.00%	12/01/22	263,987
				4,490,020
	Maine – 0.2%
120,000	Maine Hlth & Hgr Eductnl Facs Auth Rev Ref St Intercept St Res Fd Gty, Ser A	5.00%	07/01/22	122,270
150,000	ME St Muni Bond Bank, Ser A, GARVEE	5.00%	09/01/22	154,040
				276,310
	Maryland – 0.1%
100,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	3.00%	07/01/22	100,869
100,000	MD St Cmnty Dev Admin Dept Hsg & Cmnty Dev Ref, Ser A	0.15%	03/01/22	99,986
				200,855
	Massachusetts – 2.1%
85,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr, Ser E	5.00%	07/01/22	86,576
100,000	MA St Eductnl Fing Auth Ref Issue L Sr, Ser B, AMT	5.00%	07/01/22	101,845
150,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/23	158,401
1,000,000	MA St Eductnl Fing Auth, Ser K, AMT	5.00%	07/01/22	1,018,452
1,500,000	MA St Hsg Fin Agy Hsg Rev Nts Ref	0.25%	12/01/22	1,495,599
125,000	MA St Port Auth, Ser A, AMT	5.00%	07/01/30	127,317
550,000	MA St Port Auth, Ser A, AMT	5.00%	07/01/42	560,195
30,000	Montague MA, Ser A	5.00%	11/15/22	31,041
				3,579,426
	Michigan – 1.0%
100,000	Grand Blanc MI Cmnty Schs Ref	4.00%	05/01/26	100,877
75,000	Grand Rapids MI Ref Impt	5.00%	05/01/22	75,858
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$200,000	MI St Bldg Auth Rev Ref Facs Pro, Ser I	5.00%	04/15/22	$201,906
425,000	MI St Fin Auth Rev Ref Beaumont Hlth Credit Grp	5.00%	08/01/22	434,683
100,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/22	101,845
150,000	MI St Fin Auth Rev Ref Sub St Revolving Fund Clean	5.00%	10/01/23	154,466
100,000	MI St Fin Auth Rev Second Lien Distrib St Aid Rev Chrt Cnty Wayne	5.00%	11/01/22	103,135
500,000	MI St Hsg Dev Auth Sf Mtge Rev, Ser B	1.50%	06/01/22	501,279
				1,674,049
	Minnesota – 0.6%
600,000	Forest Lake MN Indep Sch Dist #831 Ref, Ser A, COPS	4.00%	04/01/23	620,986
125,000	Itasca Cnty MN Ref Capital Impt, Ser B	4.00%	02/01/22	125,000
250,000	MN St Hsg Fin Agy Rental Hsg Bonds, Ser B	0.35%	02/01/23	248,846
				994,832
	Mississippi – 0.4%
400,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/26	437,730
100,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/32	109,089
150,000	MS St Ref, Ser F	4.00%	11/01/22	153,918
				700,737
	Missouri – 0.6%
500,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/22	513,490
245,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/22	245,000
250,000	Randolph Cnty MO Sch Dist #81 Moberly MO Direct Deposit Prog	5.75%	03/01/26	251,076
				1,009,566
	Nebraska – 2.5%
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	307,314
335,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	343,365
405,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/32	415,089
420,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.25%	09/01/37	431,070
410,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/42	420,214
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	160,509
1,975,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	2,101,363
80,000	Univ of NE NE Facs Corp Ref, Ser B	4.00%	10/01/22	81,869
				4,260,793
	Nevada – 3.9%
195,000	Clark Cnty NV Arpt Rev Ref Sys Sub Lien, Ser A-1, AMT	5.00%	07/01/22	198,582
510,000	Clark Cnty NV Detention Ctr	5.00%	06/01/22	517,838
200,000	Clark Cnty NV Passenger Fac Charge Rev Ref Las Vegas Mccarran Intl Arpt, Ser E	5.00%	07/01/23	211,405
835,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A	5.00%	06/15/23	883,406
675,000	Clark Cnty NV Sch Dist Ref, Ser A	5.00%	06/15/23	714,131
800,000	Clark Cnty NV Sch Dist Various Purp Medium Term, Ser F	5.00%	06/15/22	803,204
750,000	Director of the St of NV Dept of Busn & Ind Var Brightline W Psngr Rail Proj Remk, Ser A, AMT (Mandatory put 02/01/22) (b)	0.25%	01/01/50	750,000
1,000,000	Director of the St of NV Dept of Busn & Ind Var RePub Svcs Proj, AMT (Mandatory put 06/01/22) (b)	0.28%	12/01/26	999,468
1,600,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	1,605,056
				6,683,090

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Hampshire – 0.7%
$1,205,000	NH St Hlth & Ed Facs Auth Hlthcare Sys Rev Covenant Hlth Sys Oblig Grp	5.00%	07/01/42	$1,227,082
	New Jersey – 6.0%
100,000	Atlantic City NJ Brd of Edu Ref Sch Bd Res Fd, AGM	4.00%	04/01/23	103,676
125,000	Hamilton Twp NJ Sch Dist, AGM	3.00%	07/15/22	126,386
60,000	Hopewell Twp NJ	2.00%	06/01/22	60,318
1,795,000	Jersey City NJ Muni Utilities Auth Wtr Proj Notes	3.00%	07/01/22	1,812,627
403,800	Jersey City NJ, Ser B & C, BANS	2.00%	06/16/22	406,104
700,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/23	727,647
25,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	26,435
50,000	NJ St Econ Dev Auth Rev Sch Facs Constr, Ser KK	5.00%	03/01/23	51,171
500,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr Bonds, Ser B, AMT	5.00%	12/01/22	517,409
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr, Ser 2015-1A, AMT	5.00%	12/01/24	110,177
255,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser B, AMT	5.00%	12/01/23	272,561
115,000	NJ St Hlthcare Facs Fing Auth Rev Ref Barnabas Hlth, Ser A	4.00%	07/01/26	116,681
200,000	NJ St Transprtn Trust Fund Auth Ref Fed Hwy Reimb Nts, Ser A, GARVEE	5.00%	06/15/22	203,346
500,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/23	508,249
280,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	4.00%	06/15/27	283,587
800,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/28	813,198
300,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	4.00%	06/15/31	303,844
850,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/32	864,023
1,255,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/38	1,275,704
830,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/42	843,849
600,000	Ringwood NJ Brd of Edu Ref, BAM	4.00%	09/01/22	612,008
225,000	Ringwood NJ Brd of Edu Ref, BAM	4.00%	09/01/23	235,905
				10,274,905
	New Mexico – 0.9%
550,000	Farmington NM Poll Control Rev Ref Pub Svc Company Proj Remk, Ser B (Mandatory put 06/01/22)	2.13%	06/01/40	552,484
750,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM Remk, Ser F, AMT (Mandatory put 06/01/22)	1.20%	06/01/40	750,665
200,000	NM St Fin Auth St Transprtn Rev Ref Sr Lien, GARVEE	5.00%	06/15/22	203,429
				1,506,578
	New York – 12.3%
100,000	Build NYC Res Corp NY Rev Acad Leadership Chrt Sch Proj	4.00%	06/15/23	103,809
665,000	E Hampton NY Union Free Sch Dist, TANS	1.50%	06/24/22	666,987
2,000,000	Harpursville NY Centrl Sch Dist, BANS	1.25%	06/28/22	2,004,436
600,000	Long Beach NY, BAM	2.00%	09/15/22	605,198
245,000	Met Transprtn Auth NY Rev Ref, Ser F	5.00%	11/15/23	253,046
370,000	Met Transprtn Auth NY Rev Transprtn, Ser A-1	5.00%	11/15/23	395,261
125,000	Met Transprtn Auth NY Rev Transprtn, Ser B	5.00%	11/15/22	129,057
215,000	Met Transprtn Auth NY Rev Transprtn, Ser E	5.00%	11/15/22	221,978
410,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	410,000
1,305,000	Met Transprtn Auth NY Rev, Ser B-1, BANS	5.00%	05/15/22	1,320,450
75,000	New York City NY Transitional Fin Auth Rev Future Tax Subord Bonds, Ser C-1	5.00%	05/01/22	75,868
180,000	Niagara Cnty NY Tobacco Asset Securitization Corp Tobacco As Ref Asset Bkd Bds	5.00%	05/15/22	182,132
2,000,000	NY City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds Var, Ser F-2 (Mandatory put 07/01/25)	0.60%	05/01/61	1,934,693
1,630,000	NY City NY Hsg Dev Corp Rev, Ser A	5.00%	07/01/25	1,721,998
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,695,000	NY City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Second Gen Resolution Sub FF-1 (a)	0.11%	06/15/44	$1,695,000
2,150,000	NY NY Adj Fiscal 2020, Subser B-3 (a)	0.12%	10/01/46	2,150,000
1,000,000	NY NY Var Fiscal 2021 Remk, Ser 3 (a)	0.13%	04/01/42	1,000,000
100,000	NY NY, Ser C	5.00%	08/01/23	102,117
250,000	NY St Dorm Auth Revs Non St Supported Debt Ref, Ser 1	5.00%	01/15/23	260,107
285,000	NY St Dorm Auth Revs Non St Supported Debt Sch Dists Fing Prog, Ser A	5.00%	10/01/22	292,499
125,000	NY St Hsg Fin Agy Affordable Hsg, Ser E	2.13%	11/01/23	125,929
235,000	NY St Hsg Fin Agy Sustainability Bonds, Ser N	1.45%	05/01/23	235,087
180,000	NY St Hsg Fin Agy Sustainability Bonds, Ser Q	1.35%	11/01/23	180,439
895,000	NY St Mtge Agy Homeowner Mtge Rev, Ser 180, AMT	3.90%	04/01/22	899,355
1,000,000	NY St Mtge Agy Homeowner Mtge Rev, Ser 183, AMT	3.75%	04/01/23	1,029,613
175,000	NY St Mtge Agy Rev Mtge, 55th Ser, AMT	2.65%	10/01/23	178,493
265,000	NY St Mtge Agy Rev, Ser 51	2.25%	10/01/23	269,211
410,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/22	423,162
245,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/23	258,010
255,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/24	276,165
155,000	Port Auth of NY & NJ NY Ref Consol Ser 186, AMT	5.00%	10/15/22	159,567
250,000	Port Auth of NY & NJ NY Ref Consol, Ser 188, AMT	5.00%	05/01/22	252,703
225,000	Port Auth of NY & NJ NY Ref Consolidated Bonds Two Hundred Second, AMT	5.00%	10/15/22	231,629
500,000	Port Auth of NY & NJ NY Ref, Ser 207, AMT	5.00%	09/15/23	531,061
175,000	Rochester NY, Ser II, BANS	2.00%	08/03/22	176,027
80,000	Rye City NY Sch Dist Ref	5.00%	05/15/22	81,068
85,000	York NY Green Bond, BAM	2.50%	08/15/22	85,875
				20,918,030
	North Carolina – 0.3%
100,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/22	100,377
220,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	3.00%	05/01/22	221,355
105,000	NC St Estrn Muni Pwr Agy Pwr Sys Rev, Ser A	5.00%	01/01/23	106,991
40,000	NC St Estrn Muni Pwr Agy Pwr Sys Rev, Ser A	5.00%	01/01/24	40,758
75,000	Univ of NC NC at Charlotte, Ser A	5.00%	04/01/37	75,576
				545,057
	North Dakota – 1.5%
210,000	Bismarck ND Pub Sch Dist #1, Ser B	4.00%	05/01/22	211,864
1,500,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	1,470,416
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth System Ref	5.00%	12/01/23	53,557
350,000	W Fargo ND Ref, Ser A	2.00%	05/01/22	351,353
440,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	447,415
				2,534,605
	Ohio – 2.9%
135,000	American Muni Pwr OH Inc OH Rev Ref Combined Hydroelec Proj, Ser A	5.00%	02/15/23	140,996
175,000	American Muni Pwr OH Inc OH Rev Ref Prairie St Energy Cmps Proj, Ser A	5.00%	02/15/23	182,773
150,000	Butler Cnty OH Hosp Facs Ref UC Hlth	4.00%	11/15/23	157,639
100,000	Hamilton Cnty OH Hosp Facs Rev Trihealth Inc, Ser A	5.00%	08/15/22	102,393
200,000	Hicksville OH Exempted Vlg Sch Dist Ref Sch Impt	3.00%	12/01/24	201,720

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$280,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	5.00%	08/01/23	$297,176
100,000	NE OH Med Univ Gen Recpts Ref, Ser A	3.00%	12/01/22	101,922
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	508,882
240,000	OH St Voting System Acq Proj, COPS	5.00%	09/01/22	246,264
3,000,000	Olmsted Falls OH, BANS	1.25%	06/09/22	3,003,764
				4,943,529
	Oklahoma – 2.0%
2,700,000	OK St Dev Fin Auth Gilcrease Expressway W Proj P3 Proj, AMT	1.63%	07/06/23	2,705,057
75,000	OK St Wtr Res Brd Revolving Fund Rev Master Trust, Ser A	5.00%	04/01/25	75,576
90,000	OK St Wtr Res Brd Revolving Fund Rev Master Trust, Ser A	5.00%	04/01/28	90,691
25,000	OK St Wtr Res Brd Revolving Fund Rev Master Trust, Ser B	5.00%	04/01/23	25,192
465,000	Tulsa OK Arpts Impt Trust Ref, Ser A, AMT, BAM	5.00%	06/01/22	471,895
				3,368,411
	Pennsylvania – 3.9%
150,000	Allegheny Vly PA Jt Sewage Auth Green Bond, BAM	4.00%	08/01/22	152,544
200,000	Berks Cnty PA Indl Dev Auth Hlth Sys Rev Ref Tower Hlth Proj	5.00%	11/01/22	204,494
900,000	Berks Cnty PA Muni Auth Ref Tower Hlth Proj, Ser A	5.00%	02/01/22	900,000
520,000	Coatesville PA Area Sch Dist Unrefunded Ref, AGM	5.00%	08/01/22	531,267
50,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/22	50,522
55,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/23	57,616
165,000	Hermitage PA Muni Auth Ref, Ser C	3.00%	02/01/22	165,000
180,000	Monroeville PA Fin Auth Upmc Rev Ref, Ser B	3.50%	07/01/23	186,843
35,000	PA St 1st Ser	5.00%	04/01/22	35,268
125,000	PA St Econ Dev Fing Auth Pkg Sys Rev Capitol Region Pkg Sys Sr, Ser A, AGM	5.00%	01/01/23	129,591
750,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Draw Down Rep Svcs Inc, Ser B-2 , AMT (Mandatory put 07/15/22)	0.30%	04/01/49	749,347
925,000	PA St Hgr Eductnl Facs Auth Rev Univ PA Hlth Sys, Ser A	5.00%	08/15/26	947,313
175,000	PA St Hgr Eductnl Facs Auth Rev Univ PA Hlth Sys, Ser A	5.00%	08/15/31	179,221
270,000	PA St Intergovtl Cooperation Auth Ref Philadelphia Fdg Prog	5.00%	06/15/22	274,609
165,000	Philadelphia PA Ref, Ser A	5.00%	07/15/22	168,412
215,000	Philadelphia PA Ref, Ser A	5.00%	08/01/23	228,322
200,000	Riverside PA Sch Dist Ref, BAM	2.00%	10/15/22	201,782
225,000	Riverside PA Sch Dist Ref, BAM	3.00%	10/15/23	232,212
300,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/24	321,690
275,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/25	300,226
300,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	1.00%	02/15/22	300,067
200,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	2.00%	02/15/23	202,325
70,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/22	71,539
				6,590,210
	Rhode Island – 0.4%
625,000	Cranston RI, Ser 1, BANS	1.00%	08/23/22	626,102
	South Carolina – 1.1%
150,000	Anderson SC Wtr & Swr Sys Rev Ref, AGM	3.00%	07/01/27	151,561
500,000	Berkeley Cnty SC Sch Dist Installment Pur Rev Ref Securing Assets for Edu, Ser A	5.00%	12/01/27	535,377
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$115,000	N Charleston SC Pub Facs Corp Installment Pur Rev, Ser B	5.00%	06/01/22	$116,721
370,000	SC St Pub Svc Auth Rev Ref Obligs, Ser C	5.00%	12/01/22	383,450
100,000	SC St Pub Svc Auth Rev Ref, Ser B	5.00%	12/01/22	103,618
560,000	SC St Pub Svc Auth Rev Santee Cooper, Ser D	5.00%	12/01/43	568,549
90,000	Spartanburg Cnty SC Sch Dist #6	5.00%	04/01/22	90,696
				1,949,972
	South Dakota – 0.2%
355,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/22	366,645
	Tennessee – 2.2%
75,000	Hamilton Cnty TN, Ser A	5.00%	04/01/22	75,585
225,000	Jackson TN Hosp Rev Ref Jackson Madison Cnty Hosp	5.00%	04/01/23	235,870
135,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/23	139,887
130,000	Mount Pleasant TN Elec Sys Rev Ref	4.00%	06/01/22	131,442
500,000	TN St Energy Acq Corp Gas Rev	5.00%	11/01/22	515,064
1,085,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/22	1,112,890
610,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/23	648,616
860,000	TN St Energy Acq Corp Gas Rev, Ser C	5.00%	02/01/23	894,086
				3,753,440
	Texas – 8.5%
40,000	Arlington TX Hgr Edu Fin Corp Edu Rev Kipp TX Inc	5.00%	08/15/23	42,490
230,000	Austin TX Cmnty Clg Dist	5.00%	08/01/22	235,205
200,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	209,725
305,000	Brazoria Cnty TX Muni Util Dist #55, BAM	4.00%	09/01/23	318,848
205,000	Bridgeport TX Ctfs Oblig, BAM	4.00%	08/15/22	208,753
210,000	Centrl TX Regl Mobility Auth Rev Ref Sr Lien, Ser A, AGM	5.00%	01/01/43	218,243
100,000	Dallas Fort Worth TX Intl Arpt Rev Jt Impt, Ser B, AMT	5.00%	11/01/34	103,211
100,000	Dallas TX Wtrwks & Swr Sys Rev Ref, Ser A	5.00%	10/01/37	102,977
90,000	Dallas TX Wtrwks & Swr Sys Rev Unrefunded Ref, Ser A	5.00%	10/01/29	92,680
300,000	Denton Cnty TX Fresh Wtr Sply dist #10, AGM	2.00%	09/01/22	302,269
75,000	Fort Worth TX Ref & Impt	5.00%	03/01/32	75,286
200,000	Gulfgate Redev Auth TX Tax Incr Contract Rev Ref, AGM	4.00%	09/01/22	203,779
145,000	Harris Cnty TX Muni Util Dist #397 Ref Green Bond, BAM	4.00%	05/01/22	146,250
150,000	Houston TX Ref Pub Impt, Ser A	5.00%	03/01/24	162,232
425,000	Kaufman Cnty TX Muni Util Dist #5, BAM	4.00%	03/01/23	438,887
150,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs	5.00%	05/15/25	151,923
115,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/23	121,259
1,235,000	Lower Colorado River TX Auth Rev Unrefunded Ref, Ser A	5.00%	05/15/28	1,251,067
125,000	Lower Colorado River TX Auth Rev Unrefunded Ref, Ser A	5.00%	05/15/32	126,626
140,000	Lower Colorado River TX Auth Rev Unrefunded Ref, Ser A	5.00%	05/15/36	141,821
430,000	Lower Colorado River TX Auth Rev Unrefunded Ref, Ser B	5.00%	05/15/23	435,594
85,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs	5.00%	05/15/22	86,134
265,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/23	274,831
420,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/23	442,966
430,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/24	465,873
150,000	Montgomery Cnty TX Muni Util Dist #119 Green Bond, Ser A, BAM	2.00%	04/01/22	150,391
500,000	Montgomery Cnty TX Muni Util Dist #119, Ser B	1.00%	04/01/22	500,404

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$125,000	Mueller TX Loc Govt Corp Contract Rev Tax Incr	5.00%	09/01/22	$128,106
165,000	New Hope Cultural Edu Facs Fincorp Tx Edu Rev Ref Jubilee Acad Ctr (b)	4.00%	08/15/22	166,865
130,000	Newark Hgr Edu Fin Corp TX Edu Rev The Hughen Ctr Inc, Ser A	4.00%	08/15/23	136,031
300,000	NW Harris Cnty TX Muni Util Dist #5 Ref, BAM	4.00%	05/01/23	311,352
90,000	SA Energy Acq Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/22	92,132
185,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/22	190,225
120,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/22	123,389
180,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/22	185,084
125,000	Splendora TX Indep Sch Dist Ref Sch Bldg, Ser B	5.00%	02/15/23	130,579
395,000	Stafford TX Econ Dev Corp Sales Tax Rev Ref, BAM	5.00%	09/01/23	419,556
2,000,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2021-XF1226 (a) (b)	0.09%	08/15/27	2,000,000
145,000	Titus Cnty TX Pass Thru Toll Ltd Tax, Ser B	4.00%	03/01/34	145,431
120,000	Trinity River TX Auth Red Oak Creek Sys Rev Red Oak Creek System	5.00%	02/01/23	125,063
360,000	TX St Muni Gas Acq & Sply Corp Gas Sply Rev Ref	5.00%	12/15/22	371,685
1,545,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/22	1,605,079
290,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/23	311,935
315,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref 1st Tier, Ser A	5.00%	08/15/41	322,599
150,000	TX St Univ Sys Fing Rev Ref Sys	4.10%	03/15/39	150,688
170,000	TX St Univ Sys Fing Rev Ref, Ser A	5.00%	03/15/22	170,961
150,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/22	153,984
250,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/23	262,937
				14,513,405
	Utah – 0.2%
75,000	Murray City UT Sch Dist Ref & Bldg UT Sch Brd Guaranty	5.00%	02/01/22	75,000
105,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	4.00%	04/15/23	108,649
100,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Acdmy Proj	4.00%	04/15/22	100,672
				284,321
	Virginia – 0.7%
100,000	Albemarle Cnty VA Econ Dev Auth Pub Fac Rev, Ser B	5.00%	06/01/22	101,527
100,000	Norfolk VA Wtr Rev Prerefunded Ref	5.00%	11/01/22	101,149
100,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/22	101,368
100,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/23	104,967
175,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/24	188,568
100,000	VA St Pub Sch Auth Sch Technology & Sec Nts, Ser V	5.00%	04/15/22	100,955
195,000	VA St Res Auth Infra Rev Prerefunded VA Pooled Fing Auth, Ser A	5.00%	11/01/31	201,487
240,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	3.00%	12/01/22	243,698
				1,143,719
	Washington – 0.6%
150,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Mtr Ve Ref, Ser P-1 (c)	5.00%	02/01/28	150,000
200,000	Centrl WA Univ Sys Rev, AGM	5.00%	05/01/23	210,102
120,000	Energy NW WA Elec Rev Ref, Ser A	5.00%	07/01/22	122,306
100,000	Port of Seattle WA Rev Intermediate Lien, AMT	5.00%	04/01/23	104,819
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$100,000	WA St Hlthcare Facs Auth Ref Seattle Childrens Hosp, Ser B	5.00%	10/01/25	$102,943
150,000	WA St Mtr Vehcl Fuel Tax, Ser E (c)	5.00%	02/01/29	150,000
200,000	Yakima WA, Ser A	5.00%	06/01/22	203,013
				1,043,183
	Wisconsin – 5.3%
200,000	Brown Cnty WI Ref, AMT	4.00%	11/01/22	204,753
75,000	Kaukauna WI Elec Sys Rev Ref, BAM	4.00%	12/15/22	77,139
725,000	Milwaukee WI Promissory & Corporate Notes, Ser N2	5.00%	05/01/22	733,205
795,000	Milwaukee WI Promissory Nts, Ser N1	5.00%	02/01/23	828,784
100,000	Milwaukee WI Promissory Nts, Ser N2	5.00%	05/15/22	101,305
150,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/22	150,653
410,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/25	443,911
600,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/22	604,539
380,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/23	398,587
490,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/24	530,444
65,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/23	67,431
1,937,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2020-XF2869 (a) (b)	0.26%	11/01/25	1,937,000
1,435,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2020-XF2887 (a) (b)	0.26%	06/15/38	1,435,000
55,000	WI St Hlth & Eductnl Facs Auth Rev Ref Saint John’s Cmntys Inc, Ser B	3.00%	09/15/22	55,612
165,000	WI St Hlth & Eductnl Facs Auth Rev Ref Saint John’s Cmntys Inc, Ser B	3.00%	09/15/23	169,318
650,000	WI St Hlth & Eductnl Facs Auth Rev Ref St Johns Cmntys Inc, Ser B	5.00%	09/15/37	667,356
150,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/23	156,326
100,000	WI St Transprtn Rev Prerefunded, Ser 1	5.00%	07/01/25	105,848
50,000	WI St Unrefunded Ref, Ser 2	5.00%	05/01/27	50,575
50,000	WI St, Ser A	5.00%	05/01/24	50,575
190,000	WI St, Ser A	4.00%	05/01/29	191,715
110,000	WI St, Ser A	5.00%	05/01/30	111,264
				9,071,340

Total Investments – 100.4%	171,290,842
(Cost $171,752,693)
Net Other Assets and Liabilities – (0.4)%	(711,115)
Net Assets – 100.0%	$170,579,727

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $9,596,582 or 5.6% of net assets.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Zero coupon bond.

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
CIBS	Current Interest Bonds
COPS	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.
RANS	Revenue Anticipation Notes
TANS	Tax Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 171,290,842	$ —	$ 171,290,842	$ —

*	See Portfolio of Investments for state breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2022 (Unaudited)
	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
ASSETS:
Investments, at value	$ 198,738,936	$ 171,290,842
Cash	10,541,229	4,860,019
Cash segregated as collateral for open futures contracts	128,741	—
Receivables:
Interest	1,958,227	1,522,420
Investment securities sold	990,062	2,000,085
Variation margin	880	—
Total Assets	212,358,075	179,673,366
LIABILITIES:
Payables:
Investment securities purchased	3,303,356	1,029,441
Fund shares redeemed	2,049,306	8,026,207
Investment advisory fees	60,632	37,991
Total Liabilities	5,413,294	9,093,639
NET ASSETS	$206,944,781	$170,579,727
NET ASSETS consist of:
Paid-in capital	$ 208,753,409	$ 170,950,896
Par value	101,000	85,000
Accumulated distributable earnings (loss)	(1,909,628)	(456,169)
NET ASSETS	$206,944,781	$170,579,727
NET ASSET VALUE, per share	$20.49	$20.07
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	10,100,002	8,500,002
Investments, at cost	$200,460,561	$171,752,693

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2022 (Unaudited)
	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
INVESTMENT INCOME:
Interest	$ 1,215,570	$ 488,280
Total investment income	1,215,570	488,280
EXPENSES:
Investment advisory fees	474,730	400,504
Total expenses	474,730	400,504
Fees waived by the investment advisor	(172,629)	(178,002)
Net expenses	302,101	222,502
NET INVESTMENT INCOME (LOSS)	913,469	265,778
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(80,019)	(19,134)
Futures contracts	(56,004)	—
Net realized gain (loss)	(136,023)	(19,134)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,383,791)	(976,346)
Futures contracts	140,668	—
Net change in unrealized appreciation (depreciation)	(4,243,123)	(976,346)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,379,146)	(995,480)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,465,677)	$(729,702)
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust Short Duration Managed Municipal ETF (FSMB)		First Trust Ultra Short Duration Municipal ETF (FUMB)
	Six Months Ended 1/31/2022 (Unaudited)	Year Ended 7/31/2021	Six Months Ended 1/31/2022 (Unaudited)	Year Ended 7/31/2021
OPERATIONS:
Net investment income (loss)	$ 913,469	$ 1,137,743	$ 265,778	$ 720,026
Net realized gain (loss)	(136,023)	105,380	(19,134)	(23,155)
Net change in unrealized appreciation (depreciation)	(4,243,123)	1,227,479	(976,346)	110,241
Net increase (decrease) in net assets resulting from operations	(3,465,677)	2,470,602	(729,702)	807,112
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(931,475)	(1,101,754)	(264,000)	(697,650)
Return of capital	—	(105,072)	—	—
Total distributions to shareholders	(931,475)	(1,206,826)	(264,000)	(697,650)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	83,461,084	76,025,129	16,142,375	81,703,675
Cost of shares redeemed	(2,050,332)	(9,324,497)	(10,043,143)	—
Net increase (decrease) in net assets resulting from shareholder transactions	81,410,752	66,700,632	6,099,232	81,703,675
Total increase (decrease) in net assets	77,013,600	67,964,408	5,105,530	81,813,137
NET ASSETS:
Beginning of period	129,931,181	61,966,773	165,474,197	83,661,060
End of period	$206,944,781	$129,931,181	$170,579,727	$165,474,197
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,200,002	3,000,002	8,200,002	4,150,002
Shares sold	4,000,000	3,650,000	800,000	4,050,000
Shares redeemed	(100,000)	(450,000)	(500,000)	—
Shares outstanding, end of period	10,100,002	6,200,002	8,500,002	8,200,002

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Short Duration Managed Municipal ETF (FSMB)
	Six Months Ended 1/31/2022 (Unaudited)	Year Ended July 31,		Period Ended 7/31/2019 (a)
		2021	2020
Net asset value, beginning of period	$ 20.96	$ 20.66	$ 20.48	$ 20.00
Income from investment operations:
Net investment income (loss)	0.10	0.27	0.38	0.34
Net realized and unrealized gain (loss)	(0.46)	0.33	0.22	0.45
Total from investment operations	(0.36)	0.60	0.60	0.79
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.27)	(0.41)	(0.31)
Return of capital	—	(0.03)	(0.01)	—
Total distributions	(0.11)	(0.30)	(0.42)	(0.31)
Net asset value, end of period	$20.49	$20.96	$20.66	$20.48
Total return (b)	(1.72)%	2.92%	2.98%	3.98%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 206,945	$ 129,931	$ 61,967	$ 19,454
Ratio of total expenses to average net assets	0.55% (c)	0.55%	0.55%	0.55% (c)
Ratio of net expenses to average net assets	0.35% (c)	0.43%	0.45%	0.45% (c)
Ratio of net investment income (loss) to average net assets	1.06% (c)	1.33%	2.00%	2.23% (c)
Portfolio turnover rate (d)	10%	16%	58%	66%

(a)	Inception date is November 1, 2018, which is consistent with the commencement of operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Ultra Short Duration Municipal ETF (FUMB)
	Six Months Ended 1/31/2022 (Unaudited)	Year Ended July 31,		Period Ended 7/31/2019 (a)
		2021	2020
Net asset value, beginning of period	$ 20.18	$ 20.16	$ 20.10	$ 20.00
Income from investment operations:
Net investment income (loss)	0.03	0.12	0.25	0.26
Net realized and unrealized gain (loss)	(0.11)	0.02	0.07	0.09
Total from investment operations	(0.08)	0.14	0.32	0.35
Distributions paid to shareholders from:
Net investment income	(0.03)	(0.12)	(0.26)	(0.25)
Net realized gain	—	—	(0.00) (b)	—
Return of capital	—	—	(0.00) (b)	—
Total distributions	(0.03)	(0.12)	(0.26)	(0.25)
Net asset value, end of period	$20.07	$20.18	$20.16	$20.10
Total return (c)	(0.40)%	0.72%	1.61%	1.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 170,580	$ 165,474	$ 83,661	$ 20,098
Ratio of total expenses to average net assets	0.45% (d)	0.45%	0.45%	0.45% (d)
Ratio of net expenses to average net assets	0.25% (d)	0.26%	0.35%	0.35% (d)
Ratio of net investment income (loss) to average net assets	0.30% (d)	0.61%	1.20%	1.73% (d)
Portfolio turnover rate (e)	25%	44%	149%	145%

(a)	Inception date is November 1, 2018, which is consistent with the commencement of operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the following funds (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust:
First Trust Short Duration Managed Municipal ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FSMB”)
First Trust Ultra Short Duration Municipal ETF – (NYSE Arca ticker “FUMB”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to seek to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, each Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2022, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Futures Contracts
FSMB may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $128,741 is shown as “Cash segregated as collateral for open futures contracts” on the Statements of Assets and Liabilities.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2021, was as follows:
	Distributions paid from Tax-Exempt Income	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Short Duration Managed Municipal ETF	$ 1,095,234	$ 6,250	$ —	$ 105,072
First Trust Ultra Short Duration Municipal ETF	671,972	25,678	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
As of July 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Short Duration Managed Municipal ETF	$ —	$ (237,751)	$ 2,725,275
First Trust Ultra Short Duration Municipal ETF	40,935	(22,670)	519,268
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, each Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020 and 2021 remain open to federal and state audit. As of January 31, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2021, for federal income tax purposes, each Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
First Trust Short Duration Managed Municipal ETF	$ 237,751
First Trust Ultra Short Duration Municipal ETF	22,670
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2021, the Funds did not incur any net ordinary losses.
As of January 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Short Duration Managed Municipal ETF	$ 200,460,561	$ 885,604	$ (2,574,405)	$ (1,688,801)
First Trust Ultra Short Duration Municipal ETF	171,752,693	109,573	(571,424)	(461,851)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
FSMB and FUMB have agreed to pay First Trust an annual unitary management fee of 0.55% and 0.45% of FSMB’s and FUMB’s average daily net assets, respectively. Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds’ assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust’s Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for the Funds pursuant to which the Advisor contractually agreed to waive management fees of 0.10% of each Fund’s average daily net assets until November 30, 2022. The Board also approved an additional fee waiver of 0.10% of each Fund’s average daily net assets which will continue through November 30, 2022. These waiver agreements may be terminated by action of the Trust’s Board of Trustees at any time upon 60 days’ written notice by the Trust on behalf of the Funds or by the Funds’ investment advisor only after the agreement’s termination date. First Trust does not have the right to recover the fees waived. During the six months ended January 31, 2022, the Advisor waived fees of $172,629 and $178,002 for FSMB and FUMB, respectively.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2022, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Short Duration Managed Municipal ETF	$ 97,476,145	$ 16,746,309
First Trust Ultra Short Duration Municipal ETF	60,035,768	35,731,549

For the six months ended January 31, 2022, the Funds had no in-kind transactions.
5. Derivative Transactions
The following table presents the type of derivatives held by FSMB at January 31, 2022, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ 35,485	Unrealized depreciation on futures contracts*	$ 2,661
*Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2022, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statements of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(56,004)
Net change in unrealized appreciation (depreciation) on futures contracts	140,668
During the six months ended January 31, 2022, the notional value of futures contracts opened and closed were $45,940,003 and $41,213,492, respectively.
The Funds do not have the right to offset financial assets and liabilities related to futures contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2022.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Other Matters
By operation of law, each of the Funds now operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act.
10. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:
Effective March 9, 2022, Brendan Stewart is no longer a portfolio manager of FUMB.
Tom Byron has been added as a portfolio manager to each of the Funds. Tom Byron joined First Trust in March 2022 as a Senior Vice President and Portfolio Manager and has over 40 years of experience in municipal unit trust and municipal bond portfolio management. Prior to joining First Trust, Mr. Byron was a Director and Portfolio Manager at BMO Global Asset Management for over six years. Mr. Byron also was an Executive Director and Senior Portfolio Manager at Invesco for five years and Morgan Stanley for thirteen years. Mr. Byron has an BS from Marquette University and an MBA from DePaul University.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund III
First Trust Merger Arbitrage ETF (MARB)

Semi-Annual Report
For the Six Months Ended
January 31, 2022

First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Report
January 31, 2022
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or First Trust Capital Management L.P. (“First Trust Capital Management” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Merger Arbitrage ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Letter from the Chairman and CEO
January 31, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Merger Arbitrage ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended January 31, 2022.
It is times like these that really test the resolve of investors. Since the start of November 2021, we have seen the major U.S. stock indices decline markedly from their all-time highs. Many pundits and experts are calling for additional near-term selling pressure due to robust inflation and the prospects for multiple interest rate hikes from the Federal Reserve (the “Fed”), with anticipation that rate increases could begin as early as March 2022. For the record, Brian Wesbury, Chief Economist at First Trust, has been steadfast in his belief that the Fed is already behind the curve with respect to inflation and interest rates, which means the Fed may have a little chasing to do at some point to deliver on its mandate of price stability. In January 2022, the Consumer Price Index stood at 7.5% on a trailing 12-month basis, the highest it has been since 1982, according to the U.S. Bureau of Labor Statistics (“BLS”). The spike in inflation over the past year is primarily rooted in a massive increase in the U.S. money supply, in my opinion. It was brought to bear to mitigate the economic fallout from the coronavirus (“COVID-19”) pandemic. The disruption of the global supply chain and the overall lack of goods available for consumption are also contributing to the spike in inflation, and both happen to be collateral damage from the pandemic. Remember, the definition of inflation is “too many dollars chasing too few goods.” This is the climate we are in today.
It has been roughly two years since the onset of the COVID-19 pandemic and we are still battling this stubborn virus. There is, however, some good news to report. Despite the recommendation from the Centers for Disease Control and Prevention that masks continue to be worn indoors, as of mid-February 2022, many states had terminated their divisive mask mandates, and more could do so soon. Providing that the number of cases continues to shrink in the U.S., and we do not encounter any other significant variants like Omicron, we could attempt another run at fully reopening the U.S. economy (such an attempt was made in 2021 prior to the onset of the Omicron variant). Reopening the economy could prove to be a positive, and much needed, influence on getting more people back to work. This is especially relevant for those parents staying at home due to a shortage of daycare services or for those with children still e-learning. The U.S. finished 2021 with 10.9 million job openings, well above the 10-year average of 6.0 million, according to the BLS.
Lastly, we believe that politics, both domestic and foreign, could influence the markets in 2022. The most pressing issue currently is the conflict between Russia and Ukraine. The prevailing concern is that a Russian invasion could boost uncertainty and increase volatility in the markets, particularly the energy market. A war could conceivably push the price of oil higher, putting additional strain on inflation. On the domestic front, as it stands, the Biden Administration’s Build Back Better Act does not have the support of enough Democrats in the Senate to pass. It included substantial tax hikes primarily targeting the wealthy to pay for the nearly $2 trillion price tag. At best, the hope is to split it up into smaller bills to see if pieces of it can pass. That leads us to the second domestic political issue: the midterm elections in November 2022. If the Republicans can win back control of the House and the Senate, I would expect gridlock to persist throughout the last two years of President Joe Biden’s term. The good news is that gridlock is a normal byproduct of our system of checks and balances. The markets have experienced it, and investors have navigated it, plenty of times. The bottom line is that we need to reopen the economy and get people back to work. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Merger Arbitrage ETF (MARB)
The First Trust Merger Arbitrage ETF’s (the “Fund”) investment objective is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by establishing long and short positions in the equity securities of companies that are involved in a publicly-announced significant corporate event, such as a merger or acquisition. The Fund’s portfolio may include equity securities issued by U.S. and non-U.S. companies, including American Depositary Receipts, and derivatives, including total return swaps. The Fund may invest in securities issued by small, mid and large capitalization issuers. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “MARB.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/22	1 Year Ended 1/31/22	Inception (2/4/20) to 1/31/22	Inception (2/4/20) to 1/31/22
Fund Performance
NAV	1.07%	1.07%	-0.63%	-1.25%
Market Price	1.07%	0.97%	-0.66%	-1.30%
Index Performance
Hedge Fund Research Merger Arbitrage Index	0.65%	0.90%	3.63%	7.35%
S&P 500® Index	3.44%	23.29%	19.02%	41.40%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Merger Arbitrage ETF (MARB)
Portfolio Sector Allocation	% of Total Investments - Long Positions
Financials	34.0%
Information Technology	32.9
Industrials	14.8
Real Estate	9.6
Consumer Staples	4.4
Health Care	3.1
Materials	1.2
Total	100.0%

Portfolio Sector Allocation	% of Total Investments Sold Short
Financials	70.2%
Information Technology	20.1
Real Estate	8.6
Health Care	1.1
Total	100.0%
Top Ten Investments - Long Positions	% of Net Assets
Xilinx, Inc.	8.8%
IHS Markit Ltd.	7.7
Flagstar Bancorp, Inc.	6.8
Nuance Communications, Inc.	6.3
Investors Bancorp, Inc.	5.8
Sterling Bancorp	5.7
CyrusOne, Inc.	4.2
MGM Growth Properties LLC, Class A	4.1
People’s United Financial, Inc.	3.9
Sanderson Farms, Inc.	3.8
Total	57.1%

Top Ten Investments Sold Short	% of Net Assets
Advanced Micro Devices, Inc.	-9.0%
S&P Global, Inc.	-7.8
New York Community Bancorp, Inc.	-7.1
Webster Financial Corp.	-5.7
Citizens Financial Group, Inc.	-5.4
VICI Properties, Inc.	-4.1
M&T Bank Corp.	-4.0
First Interstate BancSystem, Inc., Class A	-1.6
Raymond James Financial, Inc.	-1.6
Entegris, Inc.	-0.6
Total	-46.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Report
January 31, 2022 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust Merger Arbitrage ETF (the “Fund” or “MARB”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
First Trust Capital Management L.P.
First Trust Capital Management L.P. (“First Trust Capital Management” or the “Sub-Advisor”) serves as the Fund’s investment sub-advisor. First Trust Capital Management is an SEC registered investment advisor, founded in 2013 and headquartered in Chicago, Illinois, that specializes in structuring and managing alternative investment, multi-manager, and multi-strategy mutual funds. First Trust Capital Management prides itself on its ability to combine rigorous research and risk management processes with disciplined portfolio construction and management.
Portfolio Management Team
Michael Peck, CFA – President and Co-Chief Investment Officer, First Trust Capital Management
Brian Murphy – Co-Chief Investment Officer and Portfolio Manager, First Trust Capital Management
Michael Grayson – Portfolio Manager, First Trust Capital Management
The portfolio managers are primarily and jointly responsible for the day to day management of the Fund. Each portfolio manager has served in such capacity for the Fund since 2020.

First Trust Merger Arbitrage ETF (MARB)
Understanding Your Fund Expenses
January 31, 2022 (Unaudited)
As a shareholder of the First Trust Merger Arbitrage ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2022.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Merger Arbitrage ETF (MARB)
Actual	$1,000.00	$1,010.70	2.29%	$11.61
Hypothetical (5% return before expenses)	$1,000.00	$1,013.66	2.29%	$11.62

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2021 through January 31, 2022), multiplied by 184/365 (to reflect the six-month period).

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 78.3%
	Aerospace & Defense – 5.1%
2,101	Aerojet Rocketdyne Holdings, Inc. (a)	$81,077
11,878	PAE, Inc. (a) (b)	118,899
		199,976
	Banks – 19.0%
2,096	Great Western Bancorp, Inc. (a)	64,725
13,991	Investors Bancorp, Inc. (a)	228,333
8,000	People’s United Financial, Inc. (a)	155,040
8,602	Sterling Bancorp (a)	226,147
2,438	TriState Capital Holdings, Inc. (a) (b)	77,016
		751,261
	Chemicals – 1.1%
1,914	Ferro Corp. (a) (b)	41,725
	Electronic Equipment, Instruments & Components – 2.0%
288	Rogers Corp. (a) (b)	78,610
	Food Products – 3.8%
812	Sanderson Farms, Inc. (a)	149,408
	Health Care Equipment & Supplies – 0.8%
1,930	Ortho Clinical Diagnostics Holdings PLC (b)	33,505
	Health Care Technology – 1.9%
3,746	Change Healthcare, Inc. (a) (b)	73,721
	Insurance – 3.6%
2,744	State Auto Financial Corp. (a)	141,865
	Professional Services – 7.7%
2,618	IHS Markit Ltd. (a)	305,756
	Semiconductors & Semiconductor Equipment – 13.3%
417	CMC Materials, Inc. (a)	75,427
6,529	NeoPhotonics Corp. (a) (b)	100,285
1,798	Xilinx, Inc. (a)	348,003
		523,715
	Software – 13.2%
2,090	Bottomline Technologies DE, Inc. (a) (b)	117,855
3,056	McAfee Corp., Class A (a)	78,386
497	Mimecast Ltd. (b)	39,616
4,494	Nuance Communications, Inc. (a) (b)	248,294
Shares	Description	Value

	Software (Continued)
1,891	Vonage Holdings Corp. (b)	$39,408
		523,559
	Thrifts & Mortgage Finance – 6.8%
5,982	Flagstar Bancorp, Inc. (a)	270,686
	Total Common Stocks	3,093,787
	(Cost $2,976,750)
REAL ESTATE INVESTMENT TRUSTS – 8.2%
	Equity Real Estate Investment Trusts – 8.2%
1,850	CyrusOne, Inc.	166,222
4,118	MGM Growth Properties LLC, Class A (a)	160,108
	Total Real Estate Investment Trusts	326,330
	(Cost $329,983)
	Total Investments – 86.5%	3,420,117
	(Cost $3,306,733)
COMMON STOCKS SOLD SHORT – (43.4)%
	Banks – (16.8)%
(4,155)	Citizens Financial Group, Inc.	(213,858)
(1,766)	First Interstate BancSystem, Inc., Class A	(64,900)
(944)	M&T Bank Corp.	(159,895)
(3,983)	Webster Financial Corp.	(226,274)
		(664,927)
	Capital Markets – (9.5)%
(609)	Raymond James Financial, Inc.	(64,475)
(743)	S&P Global, Inc.	(308,508)
		(372,983)
	Health Care Equipment & Supplies – (0.5)%
(204)	Quidel Corp. (b)	(21,086)
	Semiconductors & Semiconductor Equipment – (9.5)%
(3,099)	Advanced Micro Devices, Inc. (b)	(354,061)
(188)	Entegris, Inc.	(22,530)
		(376,591)
	Thrifts & Mortgage Finance – (7.1)%
(24,017)	New York Community Bancorp, Inc.	(280,038)
	Total Common Stocks Sold Short	(1,715,625)
	(Proceeds $1,577,302)

See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (4.1)%
	Equity Real Estate Investment Trusts – (4.1)%
(5,626)	VICI Properties, Inc.	$(161,016)
	(Proceeds $168,920)
	Total Investments Sold Short – (47.5)%	(1,876,641)
	(Proceeds $1,746,222)
	Net Other Assets and Liabilities – 61.0%	2,409,408
	Net Assets – 100.0%	$3,952,884

(a)	This security or a portion of this security is segregated as collateral for investments sold short.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,093,787	$ 3,093,787	$ —	$ —
Real Estate Investment Trusts*	326,330	326,330	—	—
Total Investments	$ 3,420,117	$ 3,420,117	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (1,715,625)	$ (1,715,625)	$ —	$ —
Real Estate Investment Trusts Sold Short*	(161,016)	(161,016)	—	—
Total Investments	$ (1,876,641)	$ (1,876,641)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
ASSETS:
Investments, at value (Cost $3,306,733)	$ 3,420,117
Cash	192,581
Restricted Cash	2,222,253
Dividends receivable	2,943
Total Assets	5,837,894
LIABILITIES:
Investments sold short, at value (proceeds $1,746,222)	1,876,641
Payables:
Investment advisory fees	4,572
Dividends on investments sold short	3,214
Margin interest expense	583
Total Liabilities	1,885,010
NET ASSETS	$3,952,884
NET ASSETS consist of:
Paid-in capital	$ 4,428,700
Par value	2,000
Accumulated distributable earnings (loss)	(477,816)
NET ASSETS	$3,952,884
NET ASSET VALUE, per share	$19.76
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	200,002

See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statement of Operations
For the Six Months Ended January 31, 2022 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 30,689
Interest	20
Other	247
Total investment income	30,956
EXPENSES:
Investment advisory fees	49,764
Dividend expense on investments sold short	36,730
Margin interest expense	4,864
Total expenses	91,358
NET INVESTMENT INCOME (LOSS)	(60,402)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(61,198)
In-kind redemptions	(47,435)
Investments sold short	59,765
Net realized gain (loss)	(48,868)
Net change in unrealized appreciation (depreciation) on:
Investments	119,380
Investments sold short	64,297
Net change in unrealized appreciation (depreciation)	183,677
NET REALIZED AND UNREALIZED GAIN (LOSS)	134,809
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 74,407
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statements of Changes in Net Assets
	Six Months Ended 1/31/2022 (Unaudited)	Year Ended 7/31/2021
OPERATIONS:
Net investment income (loss)	$ (60,402)	$ (143,975)
Net realized gain (loss)	(48,868)	414,482
Net change in unrealized appreciation (depreciation)	183,677	(174,442)
Net increase (decrease) in net assets resulting from operations	74,407	96,065
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	21,654,151
Cost of shares redeemed	(6,873,954)	(23,646,537)
Net increase (decrease) in net assets resulting from shareholder transactions	(6,873,954)	(1,992,386)
Total increase (decrease) in net assets	(6,799,547)	(1,896,321)
NET ASSETS:
Beginning of period	10,752,431	12,648,752
End of period	$3,952,884	$10,752,431
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	550,002	650,002
Shares sold	—	1,100,000
Shares redeemed	(350,000)	(1,200,000)
Shares outstanding, end of period	200,002	550,002

See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 1/31/2022 (Unaudited)	Year Ended 7/31/2021	Period Ended 7/31/2020 (a)
Net asset value, beginning of period	$ 19.55	$ 19.46	$ 20.01
Income from investment operations:
Net investment income (loss)	(0.45)	(0.26)	(0.07)
Net realized and unrealized gain (loss)	0.66	0.35	(0.48)
Total from investment operations	0.21	0.09	(0.55)
Net asset value, end of period	$19.76	$19.55	$19.46
Total return (b)	1.07%	0.46%	(2.75)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,953	$ 10,752	$ 12,649
Ratio of total expenses to average net assets	2.29% (c)	2.23%	2.30% (c)
Ratio of total expenses to average net assets excluding dividend expense and margin interest expense	1.25% (c)	1.25%	1.25% (c)
Ratio of net investment income (loss) to average net assets	(1.52)% (c)	(1.15)%	(1.71)% (c)
Portfolio turnover rate (d)	256%	280%	137%

(a)	Inception date is February 4, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Notes to Financial Statements
First Trust Merger Arbitrage ETF (MARB)
January 31, 2022 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Merger Arbitrage ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MARB” on NYSE Arca, Inc. The Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by establishing long and short positions in the equity securities of companies that are involved in a publicly-announced significant corporate event, such as a merger or acquisition. The Fund’s portfolio may include equity securities issued by U.S. and non-U.S. companies, including American Depositary Receipts, and derivatives, including total return swaps. The Fund may invest in securities issued by small, mid and large capitalization issuers.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2022 (Unaudited)
prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2022, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender.

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2022 (Unaudited)
Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with BNP Paribas Prime Brokerage International, Ltd. for the purpose of borrowing securities that the Fund intends to sell short. The Fund is charged interest on debit margin balances at a rate equal to 1-Month LIBOR plus 75 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. For the six months ended January 31, 2022, the Fund had margin interest expense of $4,864, as shown on the Statement of Operations. Restricted cash in the amount of $2,222,253, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of January 31, 2022.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
During the fiscal year ended July 31, 2021, no distributions were paid by the Fund.
As of July 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(349,814)
Net unrealized appreciation (depreciation)	(202,409)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable periods ended 2020 and 2021 remain open to federal and state audit. As of January 31, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2021, for federal income tax purposes, the Fund had $302,118 of capital loss carryforward available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2021, the Fund incurred and elected to defer net ordinary losses of $47,696.

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2022 (Unaudited)
As of January 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,560,511	$244,877	$(261,912)	$(17,035)
F. Expenses
Expenses, other than the investment advisory fee, dividend and interest expenses on investments sold short and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to an investment management agreement between First Trust and the Trust, on behalf of the Fund (the “Investment Management Agreement”), First Trust oversees First Trust Capital Management L.P.’s (“First Trust Capital Management” or the “Sub-Advisor”) management of the Fund’s assets. First Trust is paid an annual unitary management fee by the Fund equal to 1.25% of the Fund’s average daily net assets and is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sales transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
First Trust Capital Management receives sub-advisory fees equal to the annual rate of 0.625% of the average daily net assets of the Fund less the amount of Fund expenses owed by the Sub-Advisor. The Sub-Advisor’s fees are paid by the Advisor out of the Advisor’s management fee.
Vivaldi Holdings LLC (“Vivaldi Holdings”), the parent company of the Fund’s investment sub-advisor, Vivaldi Asset Management, LLC (“VAM”), and First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, created a joint venture, First Trust Capital Solutions L.P. (“FTCS”). In connection with the creation of this joint venture, substantially all of VAM’s equity was transferred to FTCS, and it was converted to a Delaware limited partnership and changed its name to First Trust Capital Management L.P. (“FTCM”) (the “Transaction”). In addition, Vivaldi Holdings has converted to a Delaware limited partnership and changed its name to VFT Holdings LP. The Transaction closed in December 2021 (the “Closing”). The Closing operated as an “assignment” (as defined in the 1940 Act) of the Fund’s investment sub-advisory agreement among the Trust, on behalf of the Fund, First Trust and VAM (the “Sub-Advisory Agreement”), which resulted in the automatic termination of the Sub-Advisory Agreement in accordance with its terms. The Board previously approved a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, First Trust and FTCM. The shareholders of MARB have subsequently voted to approve the New Sub-Advisory Agreement (See Note 8).
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2022 (Unaudited)
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2022, the cost of purchases and proceeds from sales of investments, excluding short term investments, investments sold short and in-kind transactions were $5,170,497 and $5,262,931, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $2,716,401 and $2,327,124, respectively.
For the six months ended January 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales were $0 and $2,283,913, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2022.

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2022 (Unaudited)
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were the following subsequent events:
On February 22, 2022, at a special shareholder meeting for the Fund, the shareholders of MARB voted to approve a New Sub-Advisory Agreement among the Fund, First Trust and FTCM.
Effective March 18, 2022, Jeff O’Brien and Daniel Lancz are no longer portfolio managers of the Fund.

Additional Information
First Trust Merger Arbitrage ETF (MARB)
January 31, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2022 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2022 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Sub-Advisory Agreements
Board Considerations Regarding Approval of Investment Sub-Advisory Agreements
The Board of Trustees of First Trust Exchange-Traded Fund III (the “Trust”), including the Independent Trustees, unanimously approved (1) an Interim Investment Sub-Advisory Agreement (the “Interim Agreement”) among the Trust, on behalf of First Trust Merger Arbitrage ETF (the “Fund”), First Trust Advisors L.P. (the “Advisor”) and Vivaldi Asset Management, LLC (the “Sub-Advisor”); and (2) a new Investment Sub-Advisory Agreement (the “New Agreement”) among the Trust, on behalf of the Fund, the Advisor and the Sub-Advisor. The Interim Agreement and the New Agreement are collectively referred to as the “Agreements.” The Board approved the Agreements at a meeting held on September 12–13, 2021. The Board determined that the approval of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
The Sub-Advisor currently serves as investment sub-advisor to the Fund pursuant to an Investment Sub-Advisory Agreement (the “Current Agreement”) among the Trust, on behalf of the Fund, the Advisor and the Sub-Advisor. Prior to the September 2021 meeting, the Board was informed that Vivaldi Holdings LLC (“Vivaldi Holdings”), the Sub-Advisor’s parent company, and First Trust Capital Partners, LLC (“FTCP”), an affiliate of the Advisor, intended to create a joint venture, First Trust Capital Solutions L.P. (“FTCS”), which would be owned 50% by Vivaldi Holdings and its affiliates and 50% by FTCP, and that the equity of the Sub-Advisor would be contributed to FTCS and the Sub-Advisor would thereby become wholly owned by FTCS (the “Transaction”). The Board was

Additional Information (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2022 (Unaudited)
informed that the consummation of the Transaction, which was expected to occur in the fourth quarter of 2021, may operate as an “assignment” of the Current Agreement under the Investment Company Act of 1940, as amended (the “1940 Act”), and as a result the Current Agreement would terminate pursuant to its terms and the requirements of the 1940 Act. The Agreements were proposed to the Board in connection with the Transaction to provide for the continuous management of the Fund by the Sub-Advisor following the consummation of the Transaction. The Board noted that the New Agreement would be submitted to shareholders of the Fund for their approval and that the Interim Agreement would become effective only if shareholders of the Fund did not approve the New Agreement prior to the consummation of the Transaction and would remain in effect until the earlier of 150 days from the consummation of the Transaction or shareholder approval of the New Agreement.
On July 15, 2021, counsel to the Independent Trustees provided the Advisor and the Sub-Advisor with requests for information regarding the Transaction and its expected impact on the Sub-Advisor. Following receipt of materials provided by the Advisor and the Sub-Advisor in response to the requests, counsel to the Independent Trustees requested certain clarifications and supplements to the materials provided. At an executive session held on September 9, 2021, as well as at the meeting held on September 12–13, 2021, the Board, including the Independent Trustees, discussed the Transaction and reviewed the materials provided by the Advisor and the Sub-Advisor that, among other things, outlined the structure and details of the Transaction and the Transaction’s expected impact on the Sub-Advisor’s management of the Fund under the Agreements.
To reach its determination in approving the Agreements for the Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. In addition, at the September 2021 Board meeting, representatives of the Advisor discussed the Transaction with the Board. In connection with its deliberations regarding the Agreements, the Board noted that, based on the information provided by the Advisor and the Sub-Advisor, any differences in the terms and conditions of each Agreement, including the effective and termination dates and any provisions of the Interim Agreement required by Rule 15a-4 under the 1940 Act, and the terms and conditions of the Current Agreement were immaterial to the Sub-Advisor’s management of the Fund. The Board considered that the information provided by the Advisor and the Sub-Advisor in response to the Independent Trustees’ request for information included statements that the Transaction will not have any effect with respect to senior management at the Sub-Advisor nor any key personnel who work on matters relating to the Fund; that the services provided to the Fund by the Sub-Advisor and the Fund’s portfolio management team will remain unchanged (with the exception of one member of the portfolio management team who will transition to another role at the Sub-Advisor pursuant to a plan unrelated to the Transaction); that the sub-advisory fee rate for the Fund will not change; and that the Transaction will not result in any diminution in the nature, quality and extent of the services provided to the Fund by the Sub-Advisor. The Board also considered the Sub-Advisor’s statements about the potential benefits of its partnership with First Trust, including access to First Trust’s distribution network and to First Trust’s depth, knowledge, expertise and experience in the asset management space. The Board concluded that these potential benefits to the Sub-Advisor from the Transaction were not unreasonable.
The Board also considered that it had last approved the Current Agreement for the Fund during the annual contract renewal process that concluded at the Board’s June 6–7, 2021 meeting. Given the Sub-Advisor’s representations that the services provided to the Fund by the Sub-Advisor will remain unchanged and that, except as discussed in the response to the Independent Trustees’ July 15, 2021 request to the Sub-Advisor relating to the Transaction, the Board could continue to rely on the materials provided by the Sub-Advisor in connection with the June 2021 renewal of the Current Agreement, as well as the Advisor’s representation that any differences in the terms of the Current Agreement and the New Agreement were immaterial to the Sub-Advisor’s management of the Fund, the Board determined that its prior considerations in approving the renewal of the Current Agreement remained relevant. The Board noted that, in reviewing and renewing the Current Agreement:
•	The Board considered the nature, extent and quality of the services provided by the Sub-Advisor and that the Sub-Advisor actively manages the Fund’s investments. In considering the Sub-Advisor’s management of the Fund, the Board noted the background and experience of the Sub-Advisor’s portfolio management team, including the Board’s prior meetings with members of the portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Fund by the Sub-Advisor were satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with the Fund’s investment objective, policies and restrictions.
•	The Board noted that the sub-advisory fee for the Fund is paid by the Advisor from the unitary fee payable under the Fund’s investment advisory agreement. The Board received and reviewed information showing the sub-advisory fee rate for the Fund as compared to fees charged to other clients of the Sub-Advisor.
•	The Board considered performance information for the Fund. The Board noted the process that it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting

Additional Information (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2022 (Unaudited)
from the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. Because the Fund commenced operations on February 4, 2020 and therefore had a limited performance history, comparative performance information for the Fund was not considered.
•	The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee is appropriate based on expected economies of scale. The Board noted the Sub-Advisor’s statements that the majority of its expenses are fixed and are shared and allocated across various funds advised or sub-advised by the Sub-Advisor and that it has added additional personnel over the past year. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board noted that the Advisor pays the Sub-Advisor for the Fund from its unitary fee and its understanding that the Fund’s sub-advisory fee rate was the product of an arm’s length negotiation. The Board considered the potential fall-out benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor’s statement that, although it benefits from the name recognition associated with its role as sub-advisor to the Fund, it has not received and does not anticipate receiving any reduction in fees incurred for research or other services as a result of its management of the Fund. The Board also noted the Sub-Advisor’s statement that the Sub-Advisor does not intend to use soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, including the information considered and conclusions reached in connection with the June 2021 renewal of the Current Agreement, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements were fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
First Trust Capital Management L.P.
225 West Wacker Drive, Suite 2100
Chicago, IL 60606
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 5, 2022
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 5, 2022

* Print the name and title of each signing officer under his or her signature.